UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - June 30, 2005

Item 1:	Reports to Shareholders

Vanguard Tax-Managed Funds®

June 30, 2005

CONTENTS

1	CHAIRMAN'S LETTER

6	FUND PROFILES

13	GLOSSARY OF INVESTMENT TERMS

15	PERFORMANCE SUMMARIES

18	YOUR FUND'S AFTER-TAX RETURNS

19	FINANCIAL STATEMENTS

40	ABOUT YOUR FUND'S EXPENSES

42	ADVISORY AGREEMENT

43	ADVANTAGES OF VANGUARD.COM

SUMMARY

•	During the six months ended June 30, 2005, returns for the Investor Shares of the Vanguard Tax-Managed Funds ranged from –1.5% for the Tax-Managed International Fund to 1.9% for the Tax-Managed Small-Cap Fund.

•	The funds extended their record of avoiding capital gain distributions.

•	The stock market was flat on balance during the period amid investor skepticism about the strength of the economy, while long-term bonds rallied.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN'S LETTER

Dear Shareholder,

The stock market was flat on balance during the year’s first half, as investors remained cautious despite generally strong corporate earnings and economic growth. Returns for the Investor Shares of the Vanguard Tax-Managed Funds ranged from –1.5% for the Tax-Managed International Fund to 1.9% for the Tax-Managed Small-Cap Fund.

Returns for all five of the funds exceeded the average returns of their respective peer funds. Most funds in the peer groups are actively managed and incur greater costs than Vanguard’s index-oriented portfolios. The returns of four of our five funds matched or slightly exceeded the returns of their benchmark indexes—an impressive accomplishment given that the unmanaged indexes incur no expenses. Bear in mind that the funds are not pure indexed portfolios. However, the funds’ strong orientations toward their benchmark indexes translate into close tracking over the long term. Variations typically are the result of the advisors’ efforts to avoid taxable gains.

The table on page 2 shows the total returns for the funds’ various share classes, the peer-group averages, and the results for benchmark indexes. The funds’ total returns are based on the changes in net asset value during the half-year plus income distributions to shareholders. The table on page 5 provides details about share prices and distributions.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

1

Total Returns	Six Months Ended June 30, 2005
Vanguard Tax-Managed Balanced Fund*	1.3%
Tax-Managed Balanced Composite Index**	0.9
Average Balanced Fund†	0.4

Vanguard Tax-Managed
Growth and Income Fund*
Investor Shares	-0.8%
Admiral Shares	-0.8
Institutional Shares	-0.8
S&P 500 Index	-0.8
Average Large-Cap Core Fund†	-1.2

Vanguard Tax-Managed
Capital Appreciation Fund*
Investor Shares	0.5%
Admiral Shares	0.5
Institutional Shares	0.6
Russell 1000 Index	0.1
Average Multi-Cap Core Fund†	-0.3

Vanguard Tax-Managed Small-Cap Fund*
Investor Shares	1.9%
Institutional Shares	1.9
S&P SmallCap 600 Index	1.8
Average Small-Cap Core Fund†	-0.1

Vanguard Tax-Managed International Fund*
Investor Shares	-1.5%
Institutional Shares	-1.4
MSCI EAFE Index	-1.2
Average International Fund†	-1.1

*Returns do not reflect the 2% fee on sales of shares held for less than one year or the 1% fee on sales of shares held at least one year but less than five years.
**50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
†Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending) and mounting trade and budget deficits. Some analysts wondered if even the home-buying spree was a problem, given signs that some buyers were speculating on real estate.

Value stocks—those with prices below average, given the companies’ book value and other criteria—prolonged their five-year roll of outperforming growth stocks, which dominated the market in the late 1990s. According to indexes maintained by Frank Russell Company, returns for large-capitalization stocks topped those of the market’s smaller companies, a reversal of recent trends. But according to Standard & Poor’s, which sponsors two of the indexes that are benchmarks for the Tax-Managed Funds, smaller shares did better. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the States and in Europe widened.

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Brothers Aggregate Bond Index, which reflects the taxable investment-grade bond market, posted a 2.5% return during the six

2

months. U.S. government and municipal issues performed best, while corporate securities matched the index return and mortgage-backed debt trailed.

The Federal Reserve Board raised the target federal funds rate in four equal steps by a total of 1 percentage point, leaving it at 3.25% at the end of the period. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares

This class of shares also carries low expenses and is available for a minimum investment of $5 million.

THE FUNDS’ RETURNS CLUSTERED IN A NARROW RANGE

In a market with few areas of outperformance, the funds’ returns were fairly close together. The most conservative portfolio, the Tax-Managed Balanced Fund, provided a modest 1.3% gain, exactly the gain we reported one year ago. Much of the advance came from the strength of its municipal bond portfolio, which rallied during the half-year as investors sought longer-duration, high-quality debt.
The Tax-Managed Growth and Income Fund’s performance reflected the weaknesses of the S&P 500 Index; both declined –0.8%.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*
Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized.

Interest rate trends helped to slow financial services stocks, the index’s largest sector. The consumer discretionary sector, another large weighting, suffered on concerns about the sustainability of strong consumer

3

spending in the face of rising short-term interest rates and energy prices. Such trends hurt the sector’s retail, media, and entertainment companies. Meanwhile, technology companies declined as corporate IT spending continued to disappoint.

The Tax-Managed Capital Appreciation Fund performed slightly better, 0.5% for Investor Shares. The fund and the Russell 1000 Index are similar to the S&P 500 Index in that their largest sector weightings are in financial services, consumer discretionary, and technology—all of which turned in negative performances.

Annualized Expense Ratios*: Your fund compared with its peer group
Tax-Managed Fund	Expense Ratio
Balanced	0.12%
Average Balanced Fund	1.28

Growth and Income
Investor Shares	0.14%
Admiral Shares	0.10
Institutional Shares	0.07
Average Large-Cap Core Fund	1.45

Capital Appreciation
Investor Shares	0.14%
Admiral Shares	0.10
Institutional Shares	0.07
Average Multi-Cap Core Fund	1.36

Small-Cap
Investor Shares	0.14%
Institutional Shares	0.09
Average Small-Cap Core Fund	1.73

International
Investor Shares	0.23%
Institutional Shares	0.15
Average International Fund	1.73

*Fund expense ratios reflect the six months ended June 30, 2005. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

The Tax-Managed Small-Cap Fund gained 1.9%, in line with the advance of the S&P SmallCap 600 Index. The largest sector in the fund, consumer discretionary, rose 4.0%, as the restaurants, clothing stores, and entertainment companies within the sector did well. The same sector in both the S&P 500 Index and the Russell 1000 Index declined.

The –1.5% return of the Tax-Managed International Fund’s Investor Shares varied slightly from the –1.2% result of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The EAFE Index returned 8.4% in local currencies, but that became a decline when translated into U.S. dollars.

THE FUNDS OFFER TWO IMPORTANT TOOLS TO INVESTORS

Since inception, none of the Tax-Managed Funds has distributed a capital gain, helping us maximize the share of fund returns available to investors. When you sell any shares that have appreciated, you will of course owe taxes on that gain. But in that case the decision of when to pay taxes is determined by your actions, not by ours. We can’t guarantee that none of the funds will ever make a capital-gains distribution, but we are confident in our managers’ skills at pursuing the funds’ tax-management mandates.

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In addition to helping you control your tax bill, the Vanguard Tax-Managed Funds help you keep your investment costs in check by offering some of the lowest expense ratios in our industry. We are very careful with your money because we understand that, by keeping your costs and taxes to a minimum, we are helping you to meet your financial goals. Which is, after all, our goal.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JULY 20, 2005

Your Fund's Performance at a Glance		December 31, 2004-June 30, 2005
			Distributions Per Share
Tax-Managed Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Balanced	$18.49	$18.51	$0.210	$0.000

Growth and Income
Investor Shares	$26.36	$25.95	$0.200	$0.000
Admiral Shares	54.17	53.32	0.420	0.000
Institutional Shares	26.36	25.95	0.208	0.000

Capital Appreciation
Investor Shares	$28.05	$28.19	$0.000	$0.000
Admiral Shares	56.46	56.76	0.000	0.000
Institutional Shares	28.05	28.21	0.000	0.000

Small-Cap
Investor Shares	$21.25	$21.65	$0.000	$0.000
Institutional Shares	21.28	21.69	0.000	0.000

International
Investor Shares	$10.33	$10.17	$0.002	$0.000
Institutional Shares	10.33	10.18	0.002	0.000

5

FUND PROFILES
As of 6/30/2005	These Profiles provide snapshots of each fund’s characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 13 and 14.

TAX-MANAGED BALANCED FUND
Total Fund Characteristics
Yield	2.3%
Turnover Rate	9%*
Expense Ratio	0.12%*
Short-Term Reserves	0%

Total Fund Volatility Measures
	Fund	Composite Index**	Fund	Broad Index†
R-Squared	0.99	1.00	0.89	1.00
Beta	0.96	1.00	0.43	1.00

Sector Diversification (% of equity portfolio)
	Fund	Comparative Index††	Broad Index†
Auto & Transportation	2%	2%	2%
Consumer Discretionary	17	15	16
Consumer Staples	7	7	7
Financial Services	19	22	22
Health Care	14	13	13
Integrated Oils	5	5	4
Other Energy	5	3	4
Materials & Processing	3	4	4
Producer Durables	5	4	5
Technology	14	13	12
Utilities	5	8	7
Other	4	4	4

Ten Largest Stocks (% of equity portfolio)
ExxonMobil Corp.	3.1%
(oil)

General Electric Co.	3.0
(conglomerate)

Citigroup, Inc.	2.0
(banking)

Microsoft Corp.	1.8
(software)

Pfizer Inc.	1.6
(pharmaceuticals)

Johnson & Johnson	1.6
(pharmaceuticals)

Bank of America Corp.	1.5
(banking)

Intel Corp.	1.4
(electronics)

The Procter & Gamble Co.	1.1
(consumer products manufacturer)

American International Group, Inc.	1.0
(insurance)

Top Ten	18.1%

Top Ten as % of Total Net Assets	8.6%

“Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Fund Asset Allocation

  *Annualized.
**50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
†Dow Jones Wilshire 5000 Index.
††Russell 1000 Index.

6

Equity Characteristics
	Fund	Comparative Index*	Broad Index**
Number of Stocks	587	1,000	4,937
Median Market Cap	$31.3B	$35.5B	$25.0B
Price/Earnings Ratio	18.9x	18.6x	21.7x
Price/Book Ratio	2.9x	2.8x	2.8x
Dividend Yield	1.4%	1.8%	1.6%
Return on Equity	19.3%	19.1%	18.3%
Earnings Growth Rate	13.6%	11.3%	9.7%
Foreign Holdings	0.0%	0.0%	1.1%

Fixed Income Characteristics
	Fund	Comparative Index†	Broad Index††
Number of Bonds	152	4,159	35,542
Yield to Maturity	3.1%‡	3.3%	3.6%
Average Coupon	4.6%	5.2%	5.1%
Average Effective Maturity	6.2 years	6.3 years	6.4 years
Average Quality	AAA	AAA	AA+
Average Duration	5.0 years	5.3 years	5.2 years

Distribution by Credit Quality (% of fixed income portfolio)
AAA	77%
AA	20
A	1
BBB	2

Total	100%

Distribution by Maturity (% of fixed income portfolio)
Under 1 Year	14%
1-5 Years	28
5-10 Years	46
10-20 Years	12

Total	100%

Equity Investment Focus

Fixed Income Investment Focus

Largest State Concentrations (% of fixed income portfolio)
New York	11%

Texas	9

New Jersey	7

California	7

Ohio	7

Georgia	5

Massachusetts	5

Michigan	5

Colorado	4

Pennsylvania	4

Top Ten	64%

“Largest State Concentrations” figures exclude any fixed income futures contracts.

  *Russell 1000 Index.
**Dow Jones Wilshire 5000 Index.
†Lehman 7 Year Municipal Bond Index.
††Lehman Municipal Bond Index.
‡Before expenses.

     Visit our website at Vanguard.com
for regularly updated fund information.

7

FUND PROFILES (CONTINUED)
TAX-MANAGED GROWTH AND INCOME FUND
Portfolio Characteristics
	Fund	Comparative Index*	Broad Index**
Number of Stocks	505	500	4,937
Median Market Cap	$48.8B	$48.8B	$25.0B
Price/Earnings Ratio	18.0x	18.0x	21.7x
Price/Book Ratio	2.8x	2.8x	2.8x
Yield		1.9%	1.6%
Investor Shares	1.7%
Admiral Shares	1.8%
Institutional Shares	1.8%
Return on Equity	19.6%	19.6%	18.3%
Earnings Growth Rate	10.7%	10.7%	9.7%
Foreign Holdings	0.0%	0.0%	1.1%
Turnover Rate	9%†	—	—
Expense Ratio		—	—
Investor Shares	0.14%†
Admiral Shares	0.10%†
Institutional Shares	0.07%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**
R-Squared	1.00	1.00	0.99	1.00
Beta	1.00	1.00	0.99	1.00

Sector Diversification (% of portfolio)
	Fund	Comparative Index*	Broad Index**
Auto & Transportation	2%	2%	2%
Consumer Discretionary	14	14	16
Consumer Staples	7	7	7
Financial Services	22	22	22
Health Care	13	13	13
Integrated Oils	6	6	4
Other Energy	3	3	4
Materials & Processing	3	3	4
Producer Durables	4	4	5
Technology	14	14	12
Utilities	7	7	7
Other	5	5	4

*S&P 500 Index.
**Dow Jones Wilshire 5000 Index.
†Annualized

Ten Largest Holdings (% of total net assets)
General Electric Co.	3.4%
(conglomerate)

ExxonMobil Corp.	3.4
(oil)

Microsoft Corp.	2.3
(software)

Citigroup, Inc.	2.2
(banking)

Pfizer Inc.	1.9
(pharmaceuticals)

Johnson & Johnson	1.8
(pharmaceuticals)

Bank of America Corp.	1.7
(banking)

Wal-Mart Stores, Inc.	1.5
(retail)

Intel Corp.	1.5
(electronics)

American International Group, Inc.	1.4
(insurance)

Top Ten	21.1%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

8

TAX-MANAGED CAPITAL APPRECITION FUND
Portfolio Characteristics
	Fund	Comparative Index*	Broad Index**
Number of Stocks	602	1,000	4,937
Median Market Cap	$28.8B	$35.5B	$25.0B
Price/Earnings Ratio	19.0x	18.6x	21.7x
Price/Book Ratio	2.9x	2.8x	2.8x
Yield		1.8%	1.6%
Investor Shares	1.2%
Admiral Shares	1.3%
Institutional Shares	1.3%
Return on Equity	19.1%	19.1%	18.3%
Earnings Growth Rate	13.5%	11.3%	9.7%
Foreign Holdings	0.0%	0.0%	1.1%
Turnover Rate	7%†	—	—
Expense Ratio		—	—
Investor Shares	0.14%†
Admiral Shares	0.10%†
Institutional Shares	0.07%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**
R-Squared	0.99	1.00	0.99	1.00
Beta	1.05	1.00	1.04	1.00

Sector Diversification (% of portfolio)
	Fund	Comparative Index*	Broad Index**
Auto & Transportation	2%	2%	2%
Consumer Discretionary	17	15	16
Consumer Staples	6	7	7
Financial Services	20	22	22
Health Care	14	13	13
Integrated Oils	5	5	4
Other Energy	4	3	4
Materials & Processing	4	4	4
Producer Durables	5	4	5
Technology	14	13	12
Utilities	5	8	7
Other	4	4	4

*Russell 1000 Index.
**Dow Jones Wilshire 5000 Index.
†Annualized.

Ten Largest Holdings (% of total net assets)
ExxonMobil Corp.	3.0%
(oil)

General Electric Co.	2.9
(conglomerate)

Citigroup, Inc.	1.9
(banking)

Microsoft Corp.	1.8
(software)

Pfizer Inc.	1.6
(pharmaceuticals)

Johnson & Johnson	1.5
(pharmaceuticals)

Bank of America Corp.	1.4
(banking)

Intel Corp.	1.3
(electronics)

American International Group, Inc.	1.2
(insurance)

Cisco Systems, Inc.	1.1
(computer hardware)

Top Ten	17.7%

Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

     Visit our website at Vanguard.com
for regularly updated fund information.

9

FUND PROFILES (CONTINUED)
TAX-MANAGED SMALL-CAP FUND
Portfolio Characteristics
	Fund	Comparative Index*	Broad Index**
Number of Stocks	600	600	4,937
Median Market Cap	$1.2B	$1.2B	$25.0B
Price/Earnings Ratio	20.4x	20.3x	21.7x
Price/Book Ratio	2.3x	2.3x	2.8x
Yield		1.0%	1.6%
Investor Shares	0.9%
Institutional Shares	0.9%
Return on Equity	13.7%	13.6%	18.3%
Earnings Growth Rate	13.7%	13.7%	9.7%
Foreign Holdings	0.0%	0.0%	1.1%
Turnover Rate	12%†	—	—
Expense Ratio		—	—
Investor Shares	0.14%†
Institutional Shares	0.09%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**
R-Squared	1.00	1.00	0.77	1.00
Beta	0.99	1.00	1.07	1.00

Sector Diversification (% of portfolio)
	Fund	Comparative Index*	Broad Index**
Auto & Transportation	4%	4%	2%
Consumer Discretionary	19	19	16
Consumer Staples	3	3	7
Financial Services	17	17	22
Health Care	12	12	13
Integrated Oils	0	0	4
Other Energy	6	6	4
Materials & Processing	12	11	4
Producer Durables	12	12	5
Technology	9	10	12
Utilities	6	6	7
Other	0	0	4

*S&P SmallCap 600 Index.
*Dow Jones Wilshire 5000 Index.
†Annualized.

Ten Largest Holdings (% of total net assets)
NVR, Inc.	0.9%
(construction)

Southwestern Energy Co.	0.7
(energy & utilities)

Cimarex Energy Co.	0.6
(energy & utilities)

MDC Holdings, Inc.	0.6
(construction)

Roper Industries Inc.	0.6
(industrial manufacturing)

Standard Pacific Corp.	0.6
(construction)

Oshkosh Truck Corp.	0.6
(automotive & transport)

UGI Corp. Holding Co.	0.6
(energy & utilities)

Massey Energy Co.	0.6
(metals & mining)

Florida Rock Industries, Inc.	0.5
(construction)

Top Ten	6.3%

“Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Investment Focus

10

TAX-MANAGED INTERNATIONAL FUND
Portfolio Characteristics
	Fund	Comparative Index*	Broad Index**
Number of Stocks	1,126	1,147	2,051
Turnover Rate	6%†	—	—
Expense Ratio		—	—
Investor Shares	0.23%†
Institutional Shares	0.15%†
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**
R-Squared	1.00	1.00	0.99	1.00
Beta	1.01	1.00	1.01	1.00

Sector Diversification (% of portfolio)
	Fund	Comparative Index*	Broad Index**
Consumer Discretionary	12%	12%	11%
Consumer Staples	8	8	8
Energy	9	9	11
Financials	27	27	27
Health Care	8	8	7
Industrials	10	10	9
Information Technology	6	6	7
Materials	7	7	8
Telecommunication Services	7	7	7
Utilities	6	6	5

*MSCI EAFE Index.
**MSCI All Country World Index ex USA.
†Annualized.

Ten Largest Holdings (% of total net assets)
BP PLC	2.5%
(oil)
HSBC Holdings PLC	2.0
(banking)

Vodafone Group PLC	1.8
(cellular communications)

GlaxoSmithKline PLC	1.6
(pharmaceuticals)

Total SA	1.5
(integrated oils)

Royal Dutch Petroleum Co.	1.5
(energy)

Novartis AG (Registered)	1.2
(pharmaceuticals)

Toyota Motor Corp.	1.2
(automobiles)

Nestle SA (Registered)	1.2
(food, beverage, & tobacco)

Royal Bank of Scotland Group PLC	1.1
(banking)

Top Ten	15.6%

Ten Largest Holdings”excludes any temporary cash investments and equity index products.

Fund Allocation by Region

     Visit our website at Vanguard.com
for regularly updated fund information.

11

FUND PROFILES (CONTINUED)
Country Diversification (% of portfolio)
	Fund	Comparative Index*	Broad Index**
EUROPE
United Kingdom	25%	25%	21%
France	10	9	8
Germany	7	7	6
Switzerland	7	7	6
Netherlands	5	5	4
Spain	4	4	3
Italy	4	4	3
Sweden	2	2	2
Finland	1	2	1
Belgium	1	1	1
Ireland	1	1	1
Denmark	1	1	1
Norway	1	1	1
Greece	1	1	0

Subtotal	70%	70%	58%

PACIFIC
Japan	22%	22%	18%
Australia	5	5	5
Hong Kong	2	2	2
Singapore	1	1	1

Subtotal	30%	30%	26%

EMERGING MARKETS
Combined	0%	—	10%

NORTH AMERICA
Canada	0%	—	6%

Total	100%	100%	100%

*MSCI EAFE Index.
**MSCI All Country World Index ex USA.

      Visit our website at Vanguard.com
for regularly updated fund information.

12

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

13

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

14

PERFORMANCE SUMMARIES
As of 6/30/2005	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TAX-MANAGED BALANCED FUND

Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005

*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Six months ended June 30, 2005.
Note: See Financial Highlights table on page 24 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Managed Balanced Fund	9/6/1994	7.11%	1.85%	5.31%	2.81%	8.12%
Fee-Adjusted Returns*		6.07	1.85	5.31	2.81	8.12

*Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.

15

PERFORMANCE SUMMARIES (CONTINUED)

TAX-MANAGED GROWTH AND INCOME FUND

Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005

*Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 25–27 for dividend and capital gains information.

TAX-MANAGED CAPITAL APPRECIATION FUND

Fiscal-Year Total Returns (%) December 31, 1994-June 30, 2005

*Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 28–30 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Managed Growth and Income Fund
Investor Shares	9/6/1994	6.30%	-2.35%	8.36%	1.60%	9.96%
Fee-Adjusted Returns*		5.26	-2.35	8.36	1.60	9.96
Admiral Shares	11/12/2001	6.35	3.59**	—	—	—
Fee-Adjusted Returns*		5.31	3.32**	—	—	—
Institutional Shares	3/4/1999	6.38	-2.28	-0.62**	1.52**	0.90**
Fee-Adjusted Returns*		5.33	-2.28	-0.62**	1.52**	0.90**

Tax-Managed Capital Appreciation Fund
Investor Shares	9/6/1994	8.14%	-3.51%	8.96%	0.79%	9.75%
Fee-Adjusted Returns*		7.07	-3.51	8.96	0.79	9.75
Admiral Shares	11/12/2001	8.18	4.74**	—	—	—
Fee-Adjusted Returns*		7.11	4.46**	—	—	—
Institutional Shares	2/24/1999	8.21	-3.43	1.10**	0.83**	1.93**
Fee-Adjusted Returns*		7.14	-3.43	1.10**	0.83**	1.93**

*Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
**Return since inception.

16

TAX-MANAGED SMALL-CAP FUND

Fiscal-Year Total Returns (%) March 25, 1999-June 30,2005

*Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 31 and 32 for dividend and capital gains information.

TAX-MANAGED INTERNATIONAL FUND

Fiscal-Year Total Returns (%) August 17, 1999-June 30,2005

*Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 33 and 34 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005
				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Managed Small-Cap Fund
Investor Shares	3/25/1999	13.68%	10.53%	13.07%	0.67%	13.74%
Fee-Adjusted Returns*		12.55	10.53	13.07	0.67	13.74
Institutional Shares	4/21/1999	13.74	10.61	11.99	0.72	12.71
Fee-Adjusted Returns*		12.61	10.61	11.99	0.72	12.71

Tax-Managed International Fund
Investor Shares	8/17/1999	12.84%	-0.66%	0.29%	1.54%	1.83%
Fee-Adjusted Returns*		11.74	-0.66	0.29	1.54	1.83
Institutional Shares	1/4/2001	13.02	1.89**	—	—	—
Fee-Adjusted Returns*		11.91	1.68**	—	—	—

*Reflective of the 2% fee assessed on redemptions of shares held in the fund for less than one year and the 1% fee assessed on redemptions of shares held in the fund for at least one year but less than five years.
**Return since inception.

17

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income (including qualified dividend income) and short-term capital gains that became effective as of January 1, 2003, and on long-term capital gains realized on or after May 6, 2003. To calculate qualified dividend income, we used actual 2004 figures and estimates for 2005. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns*		Periods Ended June 30, 2005

	One Year	Five Years	Ten Years**
Tax-Managed Balanced Fund
Returns Before Taxes	6.07%	1.85%	8.12%
Returns After Taxes on Distributions	5.90	1.72	7.97
Returns After Taxes on Distributions and Sale of Fund Shares	4.75	1.81	7.40

Tax-Managed Growth and Income Fund
Returns Before Taxes	5.26%	-2.35%	9.96%
Returns After Taxes on Distributions	4.95	-2.73	9.44
Returns After Taxes on Distributions and Sale of Fund Shares	3.82	-2.16	8.56

Tax-Managed Capital Appreciation Fund
Returns Before Taxes	7.07%	-3.51%	9.75%
Returns After Taxes on Distributions	6.86	-3.73	9.50
Returns After Taxes on Distributions and Sale of Fund Shares	4.87	-3.06	8.55

Tax-Managed Small-Cap Fund
Returns Before Taxes	12.55%	10.53%	13.74%
Returns After Taxes on Distributions	12.41	10.32	13.54
Returns After Taxes on Distributions and Sale of Fund Shares	8.34	9.07	12.05

Tax-Managed International Fund
Returns Before Taxes	11.74%	-0.66%	1.83%
Returns After Taxes on Distributions	11.54	-1.02	1.50
Returns After Taxes on Distributions and Sale of Fund Shares	8.20	-0.70	1.43

*All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 2% fee on redemptions of shares held in the fund for less than one year and a 1% fee on redemptions of shares held in the fund for at least one year but less than five years.
**Since inception for the Tax-Managed Small-Cap Fund (March 25, 1999) and the Tax-Managed International Fund (August 17, 1999).

18

As of 6/30/2005	FINANCIAL STATEMENTS (UNAUDITED)
The Statement of Net Assets—an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds—is included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Tax-Managed Balanced Fund Six Months Ended June 30, 2005 (000)
INVESTMENT INCOME
Income
Dividends	$1,822
Interest	5,972
Security Lending	5

Total Income	7,799

Expenses
The Vanguard Group--Note B
Investment Advisory Services	112
Management and Administrative	185
Marketing and Distribution	34
Custodian Fees	3
Shareholders' Reports	7

Total Expenses	341
Expenses Paid Indirectly--Note C	(6)

Net Expenses	335

NET INVESTMENT INCOME	7,464

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	391

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	(753)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,102

19

STATEMENT OF OPERATIONS (CONTINUED)
	Tax-Managed Growth and Income Fund	Tax-Managed Capital Appreciation Fund	Tax-Managed Small-Cap Fund	Tax-Managed International Fund
	Six Months Ended June 30, 2005
	(000)	(000)	(000)	(000)
INVESTMENT INCOME
Income
Dividends*	$23,049	$20,195	$6,721	$19,519
Interest	16	26	22	22
Security Lending	9	78	129	29

Total Income	23,074	20,299	6,872	19,570

Expenses
The Vanguard Group--Note B
Investment Advisory Services	95	95	95	95
Management and Administrative
Investor Shares	738	874	669	726
Admiral Shares	375	591	—	—
Institutional Shares	59	29	6	61
Marketing and Distribution
Investor Shares	77	88	74	53
Admiral Shares	52	73	—	—
Institutional Shares	19	5	1	9
Custodian Fees	40	19	44	158
Shareholders' Reports
Investor Shares	23	24	12	5
Admiral Shares	1	2	—	—
Institutional Shares	—	—	—	—
Trustees' Fees and Expenses	2	2	1	1

Total Expenses	1,481	1,802	902	1,108

NET INVESTMENT INCOME	21,593	18,497	5,970	18,462

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(19,076)	8,118	6,271	(4,816)
Foreign Currencies	—	—	—	(159)

REALIZED NET GAIN (LOSS)	(19,076)	8,118	6,271	(4,975)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	(23,865)	(9,627)	15,687	(29,256)
Foreign Currencies	—	—	—	(121)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	(23,865)	(9,627)	15,687	(29,377)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(21,348)	$16,988	$27,928	$(15,890)

*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $1,947,000.

20

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Tax-Managed Balanced Fund		Tax-Managed Growth and Income Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$7,464	$14,163	$21,593	$46,828
Realized Net Gain (Loss)	391	1,316	(19,076)	25,717
Change in Unrealized Appreciation (Depreciation)	(753)	21,369	(23,865)	184,037

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,102	36,848	(21,348)	256,582

Distributions
Net Investment Income
Investor Shares	(6,537)	(14,189)	(10,026)	(25,102)
Admiral Shares	—	—	(7,899)	(16,926)
Institutional Shares	—	—	(2,157)	(4,945)
Realized Capital Gain
Investor Shares	—	—	—	—
Admiral Shares	—	—	—	—
Institutional Shares	—	—	—	—

Total Distributions	(6,537)	(14,189)	(20,082)	(46,973)

Capital Share Transactions-Note F
Investor Shares	18,636	40,396	(121,104)	(38,504)
Admiral Shares	—	—	103,311	102,068
Institutional Shares	—	—	16,285	27,999

Net Increase (Decrease) from
Capital Share Transactions	18,636	40,396	(1,508)	91,563

Total Increase (Decrease)	19,201	63,055	(42,938)	301,172

Net Assets
Beginning of Period	561,338	498,283	2,615,184	2,314,012

End of Period	$580,539	$561,338	$2,572,246	$2,615,184

21

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
	Tax-Managed Capital Appreciation Fund		Tax-Managed Small-Cap Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$18,497	$40,398	5$,970	$10,312
Realized Net Gain (Loss)	8,118	32,484	6,271	44,195
Change in Unrealized Appreciation (Depreciation)	(9,627)	251,465	15,687	177,157

Net Increase (Decrease) in Net Assets
Resulting from Operations	16,988	324,347	27,928	231,664

Distributions
Net Investment Income
Investor Shares	—	(20,662)	—	(10,373)
Admiral Shares	—	(18,689)	—	—
Institutional Shares	—	(1,399)	—	(125)
Realized Capital Gain
Investor Shares	—	—	—	—
Admiral Shares	—	—	—	—
Institutional Shares	—	—	—	—

Total Distributions	—	(40,750)	—	(10,498)

Capital Share Transactions-Note F
Investor Shares	(176,908)	(18,665)	46,119	134,325
Admiral Shares	127,583	168,812	—	—
Institutional Shares	86,564	(11,442)	45,264	(450)

Net Increase (Decrease) from
Capital Share Transactions	37,239	138,705	91,383	133,875

Total Increase (Decrease)	54,227	422,302	119,311	355,041

Net Assets
Beginning of Period	3,095,040	2,672,738	1,296,665	941,624

End of Period	$3,149,267	$3,095,040	$1,415,976	$1,296,665

22

	Tax-Managed International Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$18,462	$18,105
Realized Net Gain (Loss)	(4,975)	(4,922)
Change in Unrealized Appreciation (Depreciation)	(29,377)	139,697

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,890)	152,880

Distributions
Net Investment Income
Investor Shares	(173)	(15,765)
Institutional Shares	(28)	(2,860)
Realized Capital Gain	—	—
Institutional Shares	—	—

Total Distributions	(201)	(18,625)

Capital Share Transactions--Note F
Investor Shares	111,711	197,575
Institutional Shares	10,499	20,512

Net Increase (Decrease) from Capital Share Transactions	122,210	218,087

Total Increase (Decrease)	106,119	352,342

Net Assets
Beginning of Period	968,285	615,943

End of Period	$1,074,404	$968,285

23

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Tax-Managed Balanced Fund
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$18.49	$17.72	$15.54	$17.18	$18.30	$18.87
Investment Operations
Net Investment Income	.24	.48*	.42	.44	.46	.48
Net Realized and Unrealized Gain (Loss)
on Investments**	(.01)	.77	2.20	(1.65)	(1.12)	(.56)

Total from Investment Operations	.23	1.25	2.62	(1.21)	(.66)	(.08)

Distributions
Dividends from Net Investment Income†	(.21)	(.48)	(.44)	(.43)	(.46)	(.49)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.21)	(.48)	(.44)	(.43)	(.46)	(.49)

Net Asset Value, End of Period	$18.51	$18.49	$17.72	$15.54	$17.18	$18.30

Total Return††	1.26%	7.16%	17.05%	-7.07%	-3.54%	-0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$581	$561	$498	$416	$419	$400
Ratio of Total Expenses to Average Net Assets	0.12%‡	0.12%	0.17%	0.18%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.64%‡	2.70%*	2.58%	2.69%	2.64%	2.61%
Portfolio Turnover Rate	9%‡	15%	16%	24%	21%	15%

*Net investment income per share and ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.01.
†For tax purposes, nontaxable dividends represent 77%, 73%, 77%, 82%, 87%, and 92% of dividends from net investment income.
††Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
‡Annualized.

24

Tax-Managed Growth and Income Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$26.36	$24.23	$19.15	$24.93	$28.66	$31.81
Investment Operations
Net Investment Income	.21	.47*	.34	.313	.294	.295
Net Realized and Unrealized Gain (Loss)
on Investments**	(.42)	2.13	5.08	(5.768)	(3.725)	(3.148)

Total from Investment Operations	(.21)	2.60	5.42	(5.455)	(3.431)	(2.853)

Distributions
Dividends from Net Investment Income	(.20)	(.47)	(.34)	(.325)	(.299)	(.297)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.20)	(.47)	(.34)	(.325)	(.299)	(.297)

Net Asset Value, End of Period	$25.95	$26.36	$24.23	$19.15	$24.93	$28.66

Total Return†	-0.79%	10.83%	28.53%	-21.95%	-11.93%	-9.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,251	$1,395	$1,321	$1,077	$1,606	$2,320
Ratio of Total Expenses to Average Net Assets	0.14%††	0.14%	0.17%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.67%††	1.89%*	1.63%	1.44%	1.13%	0.96%
Portfolio Turnover Rate	9%††	8%	5%	9%	5%	5%

*Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Includes increases from redemption fees of $.00, $.01, $.01, $.03, $.02, and $.02.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

25

FINANCIAL HIGHLIGHTS (CONTINUED)
Tax-Managed Growth and Income Fund Admiral Shares
	Six Months Ended June 30,	Year Ended December 31,			Nov.12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$54.17	$49.80	$39.35	$51.24	$50.00
Investment Operations
Net Investment Income	.45	.99**	.733	.673	.087
Net Realized and Unrealized Gain (Loss) on Investments†	(.88)	4.37	10.443	(11.870)	1.348

Total from Investment Operations	(.43)	5.36	11.176	(11.197)	1.435

Distributions
Dividends from Net Investment Income	(.42)	(.99)	(.726)	(.693)	(.195)
Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.42)	(.99)	(.726)	(.693)	(.195)

Net Asset Value, End of Period	$53.32	$54.17	$49.80	$39.35	$51.24

Total Return††	-0.79%	10.87%	28.64%	-21.92%	2.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,043	$954	$777	$520	$505
Ratio of Total Expenses to Average Net Assets	0.10%‡	0.10%	0.11%	0.11%	0.14%‡
Ratio of Net Investment Income to Average Net Assets	1.71%‡	1.96%**	1.69%	1.52%	1.26%‡
Portfolio Turnover Rate	9%‡	8%	5%	9%	5%

  *Inception.
**Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†Includes increases from redemption fees of $.01, $.02, $.02, $.05, and $.03.
††Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
‡Annualized.

26

Tax-Managed Growth and Income Fund Institutional Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$26.36	$24.24	$19.15	$24.93	$28.66	$31.81
Investment Operations
Net Investment Income	.218	.479*	.369	.331	.319	.319
Net Realized and Unrealized Gain (Loss)
on Investments**	(.420)	2.130	5.080	(5.768)	(3.725)	(3.148)

Total from Investment Operations	(.202)	2.609	5.449	(5.437)	(3.406)	(2.829)

Distributions
Dividends from Net Investment Income	(.208)	(.489)	(.359)	(.343)	(.324)	(.321)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.208)	(.489)	(.359)	(.343)	(.324)	(.321)

Net Asset Value, End of Period	$25.95	$26.36	$24.24	$19.15	$24.93	$28.66

Total Return†	-0.76%	10.87%	28.69%	-21.88%	-11.84%	-8.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$278	$266	$217	$167	$158	$95
Ratio of Total Expenses to Average Net Assets	0.07%††	0.07%	0.08%	0.08%	0.08%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.74%††	1.97%*	1.72%	1.54%	1.25%	1.04%
Portfolio Turnover Rate	9%††	8%	5%	9%	5%	5%

*Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Includes increases from redemption fees of $.00, $.01, $.01, $.03, $.02, and $.02.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

27

FINANCIAL HIGHLIGHTS (CONTINUED)
Tax-Managed Capital Appreciation Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$28.05	$25.43	$19.49	$25.73	$30.59	$34.17
Investment Operations
Net Investment Income	.16	.365*	.238	.196	.164	.117
Net Realized and Unrealized Gain (Loss)
on Investments**	(.02)	2.622	5.940	(6.231)	(4.854)	(3.578)

Total from Investment Operations	.14	2.987	6.178	(6.035)	(4.690)	(3.461)

Distributions
Dividends from Net Investment Income	—	(.367)	(.238)	(.205)	(.170)	(.119)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	—	(.367)	(.238)	(.205)	(.170)	(.119)

Net Asset Value, End of Period	$28.19	$28.05	$25.43	$19.49	$25.73	$30.59

Total Return†	0.50%	11.75%	31.72%	-23.45%	-15.34%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,424	$1,596	$1,466	$1,154	$1,678	$2,643
Ratio of Total Expenses to Average Net Assets	0.14%††	0.14%	0.17%	0.17%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.19%††	1.40%*	1.09%	0.87%	0.60%	0.36%
Portfolio Turnover Rate	7%††	5%	11%	10%	13%	17%

*Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Includes increases from redemption fees of $.00, $.01, $.01, $.02, $.02, and $.01.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

28

Tax-Managed Capital Appreciation Fund Admiral Shares
	Six Months Ended June 30,	Year Ended December 31,			Nov.12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$56.46	$51.20	$39.24	$51.79	$50.00
Investment Operations
Net Investment Income	.34	.762**	.51	.42	.064
Net Realized and Unrealized Gain (Loss) on Investments†	(.04)	5.263	11.96	(12.53)	2.072

Total from Investment Operations	.30	6.025	12.47	(12.11)	2.136

Distributions
Dividends from Net Investment Income	—	(.765)	(.51)	(.44)	(.346)
Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	—	(.765)	(.51)	(.44)	(.346)

Net Asset Value, End of Period	$56.76	$56.46	$51.20	$39.24	$51.79

Total Return††	0.53%	11.77%	31.80%	-23.38%	4.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,536	$1,397	$1,103	$741	$778
Ratio of Total Expenses to Average Net Assets	0.10%‡	0.10%	0.11%	0.11%	0.14%‡
Ratio of Net Investment Income to Average Net Assets	1.23%‡	1.47%**	1.16%	0.95%	0.79%‡
Portfolio Turnover Rate	7%‡	5%	11%	10%	13%

  *Inception.
**Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
†Includes increases from redemption fees of $.01, $.01, $.02, $.03, and $.03.
††Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
‡Annualized.

29

FINANCIAL HIGHLIGHTS (CONTINUED)
Tax-Managed Capital Appreciation Fund Institutional Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$28.05	$25.44	$19.49	$25.73	$30.59	$34.18
Investment Operations
Net Investment Income	.18	.375*	.267	.216	.188	.136
Net Realized and Unrealized Gain (Loss)
on Investments**	(.02)	2.622	5.940	(6.231)	(4.854)	(3.578)

Total from Investment Operations	.16	2.997	6.207	(6.015)	(4.666)	(3.442)

Distributions
Dividends from Net Investment Income	—	(.387)	(.257)	(.225)	(.194)	(.148)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	—	(.387)	(.257)	(.225)	(.194)	(.148)

Net Asset Value, End of Period	$28.21	$28.05	$25.44	$19.49	$25.73	$30.59

Total Return†	0.57%	11.78%	31.87%	-23.37%	-15.26%	-10.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$189	$102	$104	$106	$121	$210
Ratio of Total Expenses to Average Net Assets	0.07%††	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.25%††	1.47%*	1.17%	0.98%	0.69%	0.46%
Portfolio Turnover Rate	7%††	5%	11%	10%	13%	17%

*Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.
**Includes increases from redemption fees of $.00, $.01, $.01, $.02, $.02, and $.01.
†Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

30

Tax-Managed Small-Cap Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$21.25	$17.44	$12.67	$14.92	$14.23	$12.61
Investment Operations
Net Investment Income	.09	.172	.109	.092	.079	.074
Net Realized and Unrealized Gain (Loss)
on Investments*	.31	3.811	4.770	(2.247)	.696	1.620

Total from Investment Operations	.40	3.983	4.879	(2.155)	.775	1.694

Distributions
Dividends from Net Investment Income	—	(.173)	(.109)	(.095)	(.085)	(.074)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	—	(.173)	(.109)	(.095)	(.085)	(.074)

Net Asset Value, End of Period	$21.65	$21.25	$17.44	$12.67	$14.92	$14.23

Total Return**	1.88%	22.84%	38.51%	-14.44%	5.44%	13.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,355	$1,282	$929	$601	$568	$368
Ratio of Total Expenses to Average Net Assets	0.14%†	0.14%	0.17%	0.17%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.91%†	0.96%	0.77%	0.68%	0.63%	0.64%
Portfolio Turnover Rate	12%†	19%	21%	21%	25%	64%

*Includes increases from redemption fees of $.01, $.01, $.01, $.01, $.00, and $.00.
**Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
†Annualized.

31

FINANCIAL HIGHLIGHTS (CONTINUED)
Tax-Managed Small-Cap Fund Institutional Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$21.28	$17.47	$12.68	$14.92	$14.23	$12.61
Investment Operations
Net Investment Income	.10	.178	.134	.105	.092	.085
Net Realized and Unrealized Gain (Loss)
on Investments*	.31	3.811	4.770	(2.247)	.696	1.620

Total from Investment Operations	.41	3.989	4.904	(2.142)	.788	1.705

Distributions
Dividends from Net Investment Income	—	(.179)	(.114)	(.098)	(.098)	(.085)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	—	(.179)	(.114)	(.098)	(.098)	(.085)

Net Asset Value, End of Period	$21.69	$21.28	$17.47	$12.68	$14.92	$14.23

Total Return**	1.93%	22.83%	38.68%	-14.36%	5.53%	13.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$15	$12	$29	$53	$46
Ratio of Total Expenses to Average Net Assets	0.09%†	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.96%†	1.01%	0.84%	0.74%	0.73%	0.76%
Portfolio Turnover Rate	12%†	19%	21%	21%	25%	64%

  *Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.00, and $.00.
**Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
†Annualized.

32

Tax-Managed International Fund Investor Shares
	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.33	$8.76	$6.43	$7.79	$10.14	$11.96
Investment Operations
Net Investment Income	.174	.201	.158	.14	.111	.11
Net Realized and Unrealized Gain (Loss)
on Investments*	(.332)	1.571	2.325	(1.36)	(2.336)	(1.82)

Total from Investment Operations	(.158)	1.772	2.483	(1.22)	(2.225)	(1.71)

Distributions
Dividends from Net Investment Income	(.002)	(.202)	(.153)	(.14)	(.125)	(.11)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.002)	(.202)	(.153)	(.14)	(.125)	(.11)

Net Asset Value, End of Period	$10.17	$10.33	$8.76	$6.43	$7.79	$10.14

Total Return**	-1.53%	20.25%	38.67%	-15.62%	-21.94%	-14.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$923	$825	$514	$334	$327	$241
Ratio of Total Expenses to Average Net Assets	0.23%†	0.23%	0.28%	0.31%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	3.62%†	2.34%	2.33%	2.04%	1.49%	1.24%
Portfolio Turnover Rate	6%†	5%	9%	7%	20%	5%

  *Includes increases from redemption fees of $.00, $.00, $.01, $.01, $.00, and $.01.
**Total returns do not reflect the transaction fee on purchases (0.25% from April 1, 2000, through March 31, 2002; 0.75% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
†Annualized.

33

FINANCIAL HIGHLIGHTS (CONTINUED)
Tax-Managed International Fund Institutional Shares
	Six Months Ended June, 30	Year Ended December 31,			Jan. 4* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.33	$8.77	$6.43	$7.79	$10.13
Investment Operations
Net Investment Income	.184	.198	.17	.148	.123
Net Realized and Unrealized Gain (Loss) on Investments**	(.332)	1.571	2.33	(1.361)	(2.329)

Total from Investment Operations	(.148)	1.769	2.50	(1.213)	(2.206)

Distributions
Dividends from Net Investment Income	(.002)	(.209)	(.16)	(.147)	(.134)
Distributions from Realized Capital Gains	—	—	—	—	—

Total Distributions	(.002)	(.209)	(.16)	(.147)	(.134)

Net Asset Value, End of Period	$10.18	$10.33	$8.77	$6.43	$7.79

Total Return†	-1.43%	20.19%	38.94%	-15.52%	-21.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$152	$143	$102	$47	$55
Ratio of Total Expenses to Average Net Assets	0.15%††	0.15%	0.17%	0.20%	0.22%††
Ratio of Net Investment Income to Average Net Assets	3.69%††	2.42%	2.44%	2.16%	1.68%††
Portfolio Turnover Rate	6%††	5%	9%	7%	20%

  *Inception.
**Includes increases from redemption fees of $.00, $.00, $.00, $.01, and $.00.
†Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
††Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. The Tax-Managed Balanced Fund offers only Investor Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

The Tax-Managed Balanced Fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Tax-Managed International Fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the funds' pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the funds' fair-value procedures, exchange rates may be adjusted if they change significantly before the funds' pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

35

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. Security Lending: The funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Tax-Managed Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization
Balanced	$73	0.01%	0.07%

Growth and Income	326	0.01	0.33

Capital Appreciation	396	0.01	0.40

Small-Cap	172	0.01	0.17

International	133	0.01	0.13

The funds’ trustees and officers are also directors and officers of Vanguard.

C. The Tax-Managed Balanced Fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The funds’ custodian banks have also agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2005, these arrangements reduced the Tax-Managed Balanced Fund’s management and administrative expenses by $5,000 and custodian fees by $1,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

36

During the six months ended June 30, 2005, the Tax-Managed International Fund realized net foreign currency losses of $159,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the following funds had tax-basis capital losses available to offset future net capital gains:

	Capital Losses
Tax-Managed Fund	Amount (000)	Expiration: Fiscal Years Ending December 31,
Balanced	$35,606	2009-2012

Growth and Income	410,730	2008-2013

Capital Appreciation	574,379	2008-2011

Small-Cap	21,127	2011

International	79,149	2007-2012

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2005, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Tax-Managed Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Balanced	$114,887	$(3,297)	$111,590

Growth and Income	758,627	(99,653)	658,974

Capital Appreciation	1,201,422	(62,216)	1,139,206

Small-Cap	507,495	(12,745)	494,750

International	183,383	(29,865)	153,518

E. During the six months ended June 30, 2005, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Tax-Managed Fund	Purchases	Sales
Balanced	$37,280	$24,021

Growth and Income	117,182	117,300

Capital Appreciation	167,616	101,319

Small-Cap	191,814	82,464

International	172,190	29,942

37

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Tax-Managed Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Balanced
Issued	$39,976	2,176	$71,639	3,998
Issued in Lieu of Cash Distributions	5,541	302	11,958	665
Redeemed*	(26,881)	(1,468)	(43,201)	(2,424)

Net Increase (Decrease)—Investor Shares	18,636	1,010	40,396	2,239

Growth and Income
Investor Shares
Issued	$56,927	2,204	$135,059	5,470
Issued in Lieu of Cash Distributions	8,681	338	21,734	863
Redeemed**	(186,712)	(7,242)	(195,297)	(7,904)

Net Increase (Decrease)—Investor Shares	(121,104)	(4,700)	(38,504)	(1,571)

Admiral Shares
Issued	152,351	2,874	158,828	3,131
Issued in Lieu of Cash Distributions	5,990	113	13,068	252
Redeemed**	(55,030)	(1,033)	(69,828)	(1,363)

Net Increase (Decrease)—Admiral Shares	103,311	1,954	102,068	2,020

Institutional Shares
Issued	17,888	681	51,589	2,110
Issued in Lieu of Cash Distributions	1,459	57	3,381	134
Redeemed**	(3,062)	(118)	(26,971)	(1,105)

Net Increase (Decrease)—Institutional Shares	16,285	620	27,999	1,139

Capital Appreciation

Investor Shares
Issued	$81,505	2,956	$176,622	6,784
Issued in Lieu of Cash Distributions	—	—	18,193	649
Redeemed†	(258,413)	(9,345)	(213,480)	(8,148)

Net Increase (Decrease)—Investor Shares	(176,908)	(6,389)	(18,665)	(715)

Admiral Shares
Issued	250,500	4,497	222,137	4,213
Issued in Lieu of Cash Distributions	—	—	14,307	253
Redeemed†	(122,917)	(2,174)	(67,632)	(1,274)

Net Increase (Decrease)—Admiral Shares	127,583	2,323	168,812	3,192

Institutional Shares
Issued	98,191	3,466	817	31
Issued in Lieu of Cash Distributions	—	—	1,038	37
Redeemed†	(11,627)	(415)	(13,297)	(509)

Net Increase (Decrease)—Institutional Shares	86,564	3,051	(11,442)	(441)

*Net of redemption fees for 2005 and 2004 of $120,000 and $256,000, respectively.
**Net of redemption fees for 2005 and 2004 of $411,000 and $847,000, respectively (fund totals).
†Net of redemption fees for 2005 and 2004 of $412,000 and $708,000, respectively (fund totals).

38

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Tax-Managed Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Small-Cap
Investor Shares
Issued	$139,506	6,713	$187,713	9,976
Issued in Lieu of Cash Distributions	—	—	8,358	393
Redeemed*	(93,387)	(4,447)	(61,746)	(3,329)

Net Increase (Decrease)—Investor Shares	46,119	2,266	134,325	7,040

Institutional Shares
Issued	45,264	2,109	3,942	223
Issued in Lieu of Cash Distributions	—	—	125	6
Redeemed*	—	—	(4,517)	(227)

Net Increase (Decrease)—Institutional Shares	45,264	2,109	(450)	2

International
Investor Shares
Issued	$136,693	13,311	$213,024	23,127
Issued in Lieu of Cash Distributions	142	13	12,906	1,261
Redeemed**	(25,124)	(2,478)	(28,355)	(3,126)

Net Increase (Decrease)—Investor Shares	111,711	10,846	197,575	21,262

Institutional Shares
Issued	11,678	1,151	19,418	2,131
Issued in Lieu of Cash Distributions	21	2	2,144	209
Redeemed**	(1,200)	(119)	(1,050)	(113)

Net Increase (Decrease)—Institutional Shares	10,499	1,034	20,512	2,227

*Net of redemption fees for 2005 and 2004 of $349,000 and $550,000, respectively (fund totals). **Net of redemption fees for 2005 and 2004 of $134,000 and $245,000, respectively (fund totals).

39

ABOUT YOUR FUND'S EXPENSES

Six Months Ended June 30, 2005
Tax-Managed Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*
Based on Actual Fund Return
Balanced	$1,000.00	$1,012.59	$0.60

Growth & Income
Investor Shares	$1,000.00	$992.12	$0.69
Admiral Shares	1,000.00	992.14	0.49
Institutional Shares	1,000.00	992.42	0.35

Capital Appreciation
Investor Shares	$1,000.00	$1,004.99	$0.70
Admiral Shares	1,000.00	1,005.31	0.50
Institutional Shares	1,000.00	1,005.70	0.35

Small-Cap
Investor Shares	$1,000.00	$1,018.82	$0.70
Institutional Shares	1,000.00	1,019.27	0.45

International
Investor Shares	$1,000.00	$984.70	$1.13
Institutional Shares	1,000.00	985.67	0.74

Based on Hypothetical 5% Yearly Return
Balanced	$1,000.00	$1,024.20	$0.60

Growth & Income
Investor Shares	$1,000.00	$1,024.10	$0.70
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35

Capital Appreciation
Investor Shares	$1,000.00	$1,024.10	$0.70
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35

Small-Cap
Investor Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.35	0.45

International
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.05	0.75

*The calculations are based on expenses incurred during the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.14% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.14% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.14% for Investor Shares and 0.09% for Institutional Shares; for the Tax-Managed International Fund, 0.23% for Investor Shares and 0.15% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

As a shareholder of the fund, you incur on-going costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The adjacent examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table at left illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

40

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 40 are meant to highlight and help you compare ongoing costs only; they do not include low-balance fees, account maintenance fees, or transaction fees on redemptions. These fees are fully described in the prospectus; they also are noted on the Performance Summary pages in this report. If these fees were applied to your account, your costs would be higher. The funds do not carry “sales loads.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about your fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

41

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard Tax-Managed Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the Vanguard Tax-Managed Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

42

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you’re like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you—and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

        Use our Planning & Education and Research Funds & Stocks sections to:

• Determine what asset allocation might best suit your needs—by taking our Investor Questionnaire.

• Find out how much to save for retirement and your children’s college education—by using our planning tools.

• Learn how to achieve your goals—by reading our PlainTalk® investment guides.

• Find your next fund—by using the Compare Funds, Compare Fund Costs, and Narrow Your Fund Choices tools.

• Look up fund price, performance history, and distribution information—in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:

• See what you own (at Vanguard and elsewhere) and how your investments are doing.

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• Analyze your portfolio’s holdings and performance.

• Open new accounts, buy and sell shares, and exchange money between funds—securely and easily.

• Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.

Find out what Vanguard.com can do for you. Log on today!

43

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*

R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard Tax-Managed Funds, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

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Account Services
800-662-2739

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Services
>800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q872 082005

As of 6/30/2005	VANGUARD TAX-MANAGED FUNDS®

STATEMENT OF NET ASSETS (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report. This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks grouped by industry sector (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund’s municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Contents
Tax-Managed Balanced Fund .............................. 1	Tax-Managed Small-Cap Fund .........................26
Tax-Managed Growth and Income Fund ............13	Tax-Managed International Fund ......................33
Tax-Managed Capital Appreciation Fund ...........19

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
COMMON STOCKS (46.9%)

Auto & Transportation (1.0%)
United Parcel Service, Inc.	12,200	$ 844
FedEx Corp.	8,800	713
Burlington Northern Santa Fe Corp.	10,338	487
Harley-Davidson, Inc.	9,300	461
Norfolk Southern Corp.	14,200	440
Southwest Airlines Co.	29,618	413
Union Pacific Corp.	5,959	386
CSX Corp.	9,000	384
C.H. Robinson Worldwide, Inc.	4,800	279
Expeditors International
of Washington, Inc.	5,300	264
Oshkosh Truck Corp.	2,800	219
Gentex Corp.	10,200	186
J.B. Hunt Transport Services, Inc.	9,300	179

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Ford Motor Co.	15,165	$155
*Navistar International Corp.	4,600	147
Lear Corp.	3,700	135
*JetBlue Airways Corp.	3,929	80
BorgWarner, Inc.	1,400	75
PACCAR, Inc.	400	27
General Motors Corp.	479	16

		5,890

Consumer Discretionary (7.7%)
Wal-Mart Stores, Inc.	53,400	2,574
Home Depot, Inc.	46,700	1,817
*Time Warner, Inc.	92,940	1,553
The Walt Disney Co.	53,000	1,335
Target Corp.	23,400	1,273
Gillette Co.	23,800	1,205
Lowe's Cos., Inc.	20,500	1,194
*Yahoo! Inc.	29,200	1,012
McDonald's Corp.	34,500	957
Viacom Inc. Class B	26,416	846
*Liberty Media Corp.	76,828	783
*eBay Inc.	23,700	782
Cendant Corp.	29,595	662
*Google Inc.	2,090	615
*Starbucks Corp.	11,800	610
Costco Wholesale Corp.	13,300	596
Kimberly-Clark Corp.	9,172	574
Yum! Brands, Inc.	10,200	531
Staples, Inc.	24,355	519
Waste Management, Inc.	18,301	519
*Electronic Arts Inc.	9,043	512
*Coach, Inc.	14,800	497
NIKE, Inc. Class B	5,700	494
Federated Department Stores, Inc.	6,600	484
Omnicom Group Inc.	6,000	479
Marriott International, Inc. Class A	6,900	471
Best Buy Co., Inc.	6,850	469
Gannett Co., Inc.	6,600	469
Starwood Hotels & Resorts
Worldwide, Inc.	8,001	469
The News Corp., Inc.	28,700	464
Harrah's Entertainment, Inc.	6,382	460
*Bed Bath & Beyond, Inc.	10,700	447
*Kohl's Corp.	7,800	436
The Gap, Inc.	21,525	425
*Sears Holdings Corp.	2,700	405
Avon Products, Inc.	10,600	401
Hilton Hotels Corp.	15,979	381
*Apollo Group, Inc. Class A	4,700	368
*Office Depot, Inc.	15,700	359
Black & Decker Corp.	3,800	341
Abercrombie & Fitch Co.	4,900	337
*DirecTV Group, Inc.	21,371	331
International Game Technology	11,600	327
*Toys R Us, Inc.	12,000	318
Darden Restaurants Inc.	9,550	315
*XM Satellite Radio Holdings, Inc.	8,900	300
Republic Services, Inc. Class A	8,200	295
Mattel, Inc.	16,080	294
*MGM Mirage, Inc.	7,428	294
*Liberty Global Inc. Class A	6,039	282
Michaels Stores, Inc.	6,800	281
*AutoZone Inc.	3,000	277
EchoStar Communications Corp.
Class A	9,057	273
Tiffany & Co.	8,100	265
Dollar General Corp.	12,860	262
*Mohawk Industries, Inc.	3,100	256
PETsMART, Inc.	8,400	255
*Brinker International, Inc.	6,350	254
Fastenal Co.	4,100	251
*Fisher Scientific International Inc.	3,864	251
Liz Claiborne, Inc.	6,300	250
*O'Reilly Automotive, Inc.	8,400	250
*AutoNation, Inc.	12,200	250
*Williams-Sonoma, Inc.	6,200	245
*Amazon.com, Inc.	7,300	241
GTECH Holdings Corp.	8,200	240
Circuit City Stores, Inc.	13,500	233
*Saks Inc.	12,300	233
Clear Channel Communications, Inc.	7,520	233
Polo Ralph Lauren Corp.	5,300	228
*IAC/InterActiveCorp	9,400	226
International Speedway Corp.	4,010	226
*Pixar, Inc.	4,500	225
*Timberland Co.	5,800	225
Reebok International Ltd.	5,300	222
Hasbro, Inc.	10,625	221
*Iron Mountain, Inc.	7,050	219
Applebee's International, Inc.	8,200	217
Robert Half International, Inc.	8,600	215
*Lamar Advertising Co. Class A	5,000	214
*Barnes & Noble, Inc.	5,500	213
Jones Apparel Group, Inc.	6,800	211
Manpower Inc.	5,300	211
Outback Steakhouse, Inc.	4,650	210
*The Cheesecake Factory Inc.	6,000	208
CDW Corp.	3,600	205
The Brink's Co.	5,500	198
*Weight Watchers
International, Inc.	3,800	196
E.W. Scripps Co. Class A	4,000	195
Dillard's Inc.	8,300	194
Borders Group, Inc.	7,500	190
*Education Management Corp.	5,600	189

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Alberto-Culver Co. Class B	4,250	$ 184
The McGraw-Hill Cos., Inc.	4,100	181
Hearst-Argyle Television Inc.	7,200	176
Cintas Corp.	4,550	176
*Career Education Corp.	4,700	172
*Dollar Tree Stores, Inc.	6,850	164
ServiceMaster Co.	11,900	159
*CarMax, Inc.	5,703	152
*Chico's FAS, Inc.	4,200	144
*Columbia Sportswear Co.	2,800	138
*Rent-A-Center, Inc.	5,700	133
Estee Lauder Cos. Class A	3,000	117
Harman International
Industries, Inc.	1,400	114
*Univision Communications Inc.	3,710	102
MSC Industrial Direct Co., Inc.
Class A	2,500	84
RadioShack Corp.	3,400	79
*Allied Waste Industries, Inc.	9,800	78
The Neiman Marcus Group, Inc.
Class A	800	78
Foot Locker, Inc.	2,800	76
Adesa, Inc.	3,400	74
Family Dollar Stores, Inc.	2,800	73
Aramark Corp. Class B	2,400	63
Nordstrom, Inc.	900	61
*Sirius Satellite Radio, Inc.	9,200	60
The McClatchy Co. Class A	900	59
Dex Media, Inc.	2,400	59
*Tech Data Corp.	1,400	51
Sabre Holdings Corp.	2,540	51
*Convergys Corp.	3,100	44
Belo Corp. Class A	1,400	33
Limited Brands, Inc.	1,424	31
*Interpublic Group of Cos., Inc.	2,500	30
TJX Cos., Inc.	1,200	29
Ross Stores, Inc.	900	26
Newell Rubbermaid, Inc.	218	5
Westwood One, Inc.	200	4
Tribune Co.	100	4

		44,803

Consumer Staples (3.1%)
The Procter & Gamble Co.	56,900	3,001
Altria Group, Inc.	41,800	2,703
PepsiCo, Inc.	40,300	2,173
The Coca-Cola Co.	38,800	1,620
Walgreen Co.	27,400	1,260
Anheuser-Busch Cos., Inc.	18,800	860
Sysco Corp.	18,800	680
CVS Corp.	21,256	618
Colgate-Palmolive Co.	9,300	464
Wm. Wrigley Jr. Co.	6,000	413
Whole Foods Market, Inc.	3,000	355
The Clorox Co.	5,400	301
Coca-Cola Enterprises, Inc.	13,400	295
*Dean Foods Co.	7,650	270
*Constellation Brands, Inc. Class A	9,000	266
Tyson Foods, Inc.	14,531	259
The Pepsi Bottling Group, Inc.	9,000	257
*The Kroger Co.	12,400	236
PepsiAmericas, Inc.	8,800	226
Church & Dwight, Inc.	6,200	224
The Hershey Co.	3,400	211
*Smithfield Foods, Inc.	7,500	205
*Del Monte Foods Co.	18,000	194
Pilgrim's Pride Corp.	5,400	184
Kellogg Co.	3,200	142
Reynolds American Inc.	1,501	118
General Mills, Inc.	2,400	112
Safeway, Inc.	4,734	107
*Rite Aid Corp.	22,300	93
Sara Lee Corp.	4,700	93
Hormel Foods Corp.	3,000	88
*TreeHouse Foods Inc.	1,530	44
ConAgra Foods, Inc.	1,200	28

		18,100

Financial Services (9.1%)
Citigroup, Inc.	118,097	5,460
Bank of America Corp.	89,422	4,078
American International Group, Inc.	49,006	2,847
JPMorgan Chase & Co.	70,516	2,491
Wells Fargo & Co.	34,000	2,094
American Express Co.	28,200	1,501
Wachovia Corp.	29,600	1,468
U.S. Bancorp	41,500	1,212
Fannie Mae	20,500	1,197
Morgan Stanley	21,960	1,152
Merrill Lynch & Co., Inc.	18,900	1,040
Prudential Financial, Inc.	14,500	952
The Goldman Sachs Group, Inc.	9,200	939
First Data Corp.	21,914	880
Freddie Mac	12,600	822
Lehman Brothers Holdings, Inc.	8,164	811
AFLAC Inc.	15,500	671
SLM Corp.	12,700	645
Countrywide Financial Corp.	16,598	641
Washington Mutual, Inc.	15,671	638
Progressive Corp. of Ohio	6,400	632
Capital One Financial Corp.	7,500	600
MetLife, Inc.	12,700	571
Allstate Corp.	9,400	562
Golden West Financial Corp.	8,400	541
CIGNA Corp.	4,500	482
The Principal Financial Group, Inc.	11,400	478

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Moody's Corp.	10,000	$ 450
Loews Corp.	5,600	434
Franklin Resources Corp.	5,600	431
Bear Stearns Co., Inc.	4,100	426
*SunGard Data Systems, Inc.	12,100	426
Charles Schwab Corp.	36,650	413
MBNA Corp.	15,000	392
The Hartford Financial
Services Group Inc.	5,200	389
*Fiserv, Inc.	8,025	345
Automatic Data Processing, Inc.	8,100	340
Sovereign Bancorp, Inc.	15,000	335
MBIA, Inc.	5,600	332
M & T Bank Corp.	3,100	326
Simon Property Group, Inc. REIT	4,400	319
Host Marriott Corp. REIT	18,000	315
Paychex, Inc.	9,650	314
State Street Corp.	6,500	314
Zions Bancorp	4,200	309
Ambac Financial Group, Inc.	4,350	303
SAFECO Corp.	5,500	299
Legg Mason Inc.	2,800	292
*Providian Financial Corp.	16,500	291
MGIC Investment Corp.	4,400	287
Torchmark Corp.	5,400	282
Genworth Financial Inc.	9,300	281
*AmeriCredit Corp.	11,000	281
W.R. Berkley Corp.	7,500	268
*The Dun & Bradstreet Corp.	4,300	265
Equifax, Inc.	7,400	264
Catellus Development Corp. REIT	7,843	257
The PMI Group Inc.	6,500	253
Plum Creek Timber Co. Inc. REIT	6,900	250
Radian Group, Inc.	5,300	250
*Markel Corp.	700	237
*Conseco, Inc.	10,800	236
Eaton Vance Corp.	9,600	230
*DST Systems, Inc.	4,900	229
IndyMac Bancorp, Inc.	5,600	228
Leucadia National Corp.	5,850	226
HCC Insurance Holdings, Inc.	5,800	220
Certegy, Inc.	5,500	210
Mellon Financial Corp.	7,300	209
Janus Capital Group Inc.	13,900	209
Brown & Brown, Inc.	4,600	207
BlackRock, Inc.	2,500	201
Federated Investors, Inc.	6,700	201
BB&T Corp.	5,000	200
*Alleghany Corp.	656	195
*WellChoice Inc.	2,800	195
St. Paul Travelers Cos., Inc.	4,889	193
StanCorp Financial Group, Inc.	2,500	191
SunTrust Banks, Inc.	2,600	188
Jefferies Group, Inc.	4,900	186
*CNA Financial Corp.	6,300	179
BOK Financial Corp.	3,840	177
Reinsurance Group of America, Inc.	3,800	177
Transatlantic Holdings, Inc.	3,150	176
Total System Services, Inc.	6,900	166
Investors Financial Services Corp.	4,300	163
Raymond James Financial, Inc.	5,600	158
National City Corp.	4,400	150
SEI Corp.	3,700	138
CIT Group Inc.	3,000	129
The Chicago Mercantile Exchange	400	118
*The First Marblehead Corp.	3,300	116
The Bank of New York Co., Inc.	3,700	106
Fair, Isaac, Inc.	2,000	73
ProLogis REIT	1,565	63
*Instinet Group Inc.	12,016	63
Fifth Third Bancorp	1,300	54
*CapitalSource Inc.	2,100	41
Global Payments Inc.	600	41
Westcorp, Inc.	600	31
First Horizon National Corp.	300	13
PNC Financial Services Group	100	5

		52,666

Health Care (6.7%)
Pfizer Inc.	158,910	4,383
Johnson & Johnson	67,232	4,370
*Amgen, Inc.	28,824	1,743
UnitedHealth Group Inc.	32,274	1,683
Medtronic, Inc.	30,600	1,585
Abbott Laboratories	29,600	1,451
Merck & Co., Inc.	38,400	1,183
*WellPoint Inc.	15,672	1,091
*Genentech, Inc.	12,400	995
Wyeth	21,500	957
Eli Lilly & Co.	15,500	864
HCA Inc.	13,102	742
Bristol-Myers Squibb Co.	29,000	724
Aetna Inc.	8,638	715
Cardinal Health, Inc.	11,190	644
Guidant Corp.	9,300	626
*Gilead Sciences, Inc.	13,000	572
*Zimmer Holdings, Inc.	7,470	569
*Caremark Rx, Inc.	12,600	561
*Medco Health Solutions, Inc.	9,678	516
Schering-Plough Corp.	26,300	501
*St. Jude Medical, Inc.	11,368	496
*Boston Scientific Corp.	18,300	494
McKesson Corp.	10,700	479
Stryker Corp.	9,900	471
*Genzyme Corp.-General Division	7,400	445

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Becton, Dickinson & Co.	7,700	$ 404
Quest Diagnostics, Inc.	7,200	384
*Forest Laboratories, Inc.	9,700	377
AmerisourceBergen Corp.	5,100	353
*Laboratory Corp. of
America Holdings	6,900	344
*Coventry Health Care Inc.	4,800	340
Health Management
Associates Class A	12,812	335
*Hospira, Inc.	8,460	330
Biomet, Inc.	9,225	319
*Celgene Corp.	7,800	318
*Humana Inc.	7,900	314
Omnicare, Inc.	7,100	301
*Patterson Cos	6,600	298
IMS Health, Inc.	11,876	294
*Sepracor Inc.	4,900	294
Mylan Laboratories, Inc.	14,850	286
*Barr Pharmaceuticals Inc.	5,775	281
*Express Scripts Inc.	5,600	280
*Varian Medical Systems, Inc.	7,200	269
*Henry Schein, Inc.	6,200	257
DENTSPLY International Inc.	4,600	248
*IVAX Corp.	11,546	248
Baxter International, Inc.	6,400	237
*Lincare Holdings, Inc.	5,700	233
*MedImmune Inc.	8,324	222
Universal Health Services Class B	3,400	211
Dade Behring Holdings Inc.	3,200	208
*Watson Pharmaceuticals, Inc.	7,000	207
*Biogen Idec Inc.	5,460	188
Cooper Cos., Inc.	3,000	183
*Stericycle, Inc.	3,600	181
*Endo Pharmaceuticals
Holdings, Inc.	6,500	171
*Chiron Corp.	4,540	158
Allergan, Inc.	1,800	153
*Eon Labs, Inc.	4,300	132
*American Pharmaceuticals
Partners, Inc.	2,950	122
*Kinetic Concepts, Inc.	1,900	114
*Health Net Inc.	2,900	111
C.R. Bard, Inc.	1,600	106
*Tenet Healthcare Corp.	6,290	77
*Millipore Corp.	1,300	74
Beckman Coulter, Inc.	1,100	70

		38,892

Integrated Oils (2.3%)
ExxonMobil Corp.	148,344	8,525
Chevron Corp.	43,638	2,440
ConocoPhillips Co.	26,952	1,549
Amerada Hess Corp.	3,500	373
Murphy Oil Corp.	6,000	313
Occidental Petroleum Corp.	3,600	277
Marathon Oil Corp.	300	16

		13,493

Other Energy (2.1%)
Devon Energy Corp.	14,246	722
Apache Corp.	10,446	675
Valero Energy Corp.	8,200	649
Burlington Resources, Inc.	11,700	646
Anadarko Petroleum Corp.	7,396	607
Baker Hughes, Inc.	11,140	570
EOG Resources, Inc.	9,100	517
XTO Energy, Inc.	13,033	443
Williams Cos., Inc.	23,100	439
BJ Services Co.	7,200	378
*National-Oilwell Varco Inc.	7,739	368
*Newfield Exploration Co.	7,800	311
Smith International, Inc.	4,800	306
ENSCO International, Inc.	8,500	304
Peabody Energy Corp.	5,800	302
Patterson-UTI Energy, Inc.	10,802	301
Pioneer Natural Resources Co.	7,100	299
Noble Energy, Inc.	3,900	295
CONSOL Energy, Inc.	5,400	289
Kerr-McGee Corp.	3,768	288
Premcor, Inc.	3,700	274
*Pride International, Inc.	10,500	270
*Reliant Energy, Inc.	21,700	269
*Cooper Cameron Corp.	4,000	248
Rowan Cos., Inc.	8,300	247
Arch Coal, Inc.	4,300	234
Tesoro Petroleum Corp.	4,800	223
Pogo Producing Co.	4,300	223
Range Resources Corp.	8,000	215
Massey Energy Co.	5,600	211
*FMC Technologies Inc.	6,103	195
*Dynegy, Inc.	38,400	187
Halliburton Co.	3,600	172
*NRG Energy, Inc.	4,500	169
Chesapeake Energy Corp.	6,000	137
*Grant Prideco, Inc.	115	3

		11,986

Materials & Processing (1.5%)
E.I. du Pont de Nemours & Co.	16,900	727
Dow Chemical Co.	13,700	610
Praxair, Inc.	11,200	522
Newmont Mining Corp.
(Holding Co.)	12,889	503
Monsanto Co.	6,354	399
Alcoa Inc.	14,588	381
Phelps Dodge Corp.	3,800	352
Archer-Daniels-Midland Co.	16,121	345

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Nucor Corp.	7,000	$ 319
Precision Castparts Corp.	3,800	296
The St. Joe Co.	3,500	285
*Energizer Holdings, Inc.	4,400	274
Fluor Corp.	4,700	271
Lyondell Chemical Co.	10,000	264
Martin Marietta Materials, Inc.	3,700	256
*Jacobs Engineering Group Inc.	4,500	253
*Owens-Illinois, Inc.	9,900	248
Freeport-McMoRan
Copper & Gold, Inc. Class B	6,300	236
Sigma-Aldrich Corp.	4,100	230
*Sealed Air Corp.	4,600	229
Forest City Enterprise Class A	3,200	227
*Pactiv Corp.	9,900	214
United States Steel Corp.	6,200	213
*Scotts Miracle-Gro Co.	2,800	199
Georgia Pacific Group	6,172	196
Cytec Industries, Inc.	4,800	191
Ashland, Inc.	2,500	180
Packaging Corp. of America	7,300	154
Smurfit-Stone Container Corp.	10,688	109
International Paper Co.	3,300	100
American Standard Cos., Inc.	700	29
Ball Corp.	500	18

		8,830

Producer Durables (2.5%)
The Boeing Co.	22,040	1,455
United Technologies Corp.	27,200	1,397
Lockheed Martin Corp.	11,200	727
Applied Materials, Inc.	42,500	688
Illinois Tool Works, Inc.	7,300	582
Caterpillar, Inc.	5,000	476
Danaher Corp.	8,400	440
Centex Corp.	5,700	403
D. R. Horton, Inc.	10,700	402
*Xerox Corp.	27,700	382
Pulte Homes, Inc.	4,200	354
Lennar Corp. Class A	5,400	343
Rockwell Collins, Inc.	6,900	329
KLA-Tencor Corp.	7,500	328
Northrop Grumman Corp.	5,918	327
*Toll Brothers, Inc.	2,900	294
*Lexmark International, Inc.	4,500	292
Ryland Group, Inc.	3,800	288
*NVR, Inc.	350	284
Roper Industries Inc.	3,700	264
*LAM Research Corp.	9,100	263
Emerson Electric Co.	4,200	263
*Agilent Technologies, Inc.	10,863	250
*Thermo Electron Corp.	9,075	244
Pall Corp.	8,000	243
*Alliant Techsystems, Inc.	3,400	240
*Waters Corp.	6,400	238
Ametek, Inc.	5,600	234
American Power Conversion Corp.	9,700	229
Molex, Inc.	8,466	220
W.W. Grainger, Inc.	4,000	219
*Hovnanian Enterprises Inc. Class A	3,300	215
Herman Miller, Inc.	6,900	213
Pentair, Inc.	4,900	210
Tektronix, Inc.	8,400	195
Donaldson Co., Inc.	6,400	194
*Mettler-Toledo International Inc.	3,900	182
MDC Holdings, Inc.	1,900	156
Beazer Homes USA, Inc.	2,500	143
*Teradyne, Inc.	8,000	96
Parker Hannifin Corp.	1,100	68
Graco, Inc.	1,900	65
Deere & Co.	700	46
Lennar Corp. Class B	680	40
Novellus Systems, Inc.	1,000	25

		14,546

Technology (6.7%)
Microsoft Corp.	199,100	4,946
Intel Corp.	143,900	3,750
*Cisco Systems, Inc.	144,300	2,757
International Business
Machines Corp.	34,200	2,538
*Dell Inc.	57,000	2,252
Hewlett-Packard Co.	73,112	1,719
QUALCOMM Inc.	41,900	1,383
*Oracle Corp.	94,900	1,253
Texas Instruments, Inc.	44,300	1,244
Motorola, Inc.	65,006	1,187
*Apple Computer, Inc.	22,800	839
*EMC Corp.	51,900	712
*Corning, Inc.	42,500	706
General Dynamics Corp.	5,800	635
Adobe Systems, Inc.	17,000	486
Computer Associates
International, Inc.	17,030	468
Analog Devices, Inc.	11,834	441
*Symantec Corp.	19,800	430
Maxim Integrated Products, Inc.	10,100	386
*Veritas Software Corp.	15,719	384
*Lucent Technologies, Inc.	130,300	379
Electronic Data Systems Corp.	19,500	375
*Network Appliance, Inc.	12,912	365
Autodesk, Inc.	10,500	361
National Semiconductor Corp.	15,600	344
L-3 Communications Holdings, Inc.	4,400	337
*Sun Microsystems, Inc.	85,000	317
*Broadcom Corp.	8,900	316

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
*NCR Corp.	8,936	$ 314
*Intuit, Inc.	6,900	311
Linear Technology Corp.	8,200	301
*Altera Corp.	14,800	293
*Jabil Circuit, Inc.	9,500	292
Scientific-Atlanta, Inc.	8,600	286
*Advanced Micro Devices, Inc.	16,400	284
*Comverse Technology, Inc.	11,967	283
*Storage Technology Corp.	7,700	279
*NVIDIA Corp.	10,400	278
*Affiliated Computer
Services, Inc. Class A	5,300	271
Microchip Technology, Inc.	8,800	261
*Computer Sciences Corp.	5,700	249
Amphenol Corp.	6,100	245
Intersil Corp.	12,600	237
*Arrow Electronics, Inc.	8,100	220
*Citrix Systems, Inc.	9,200	199
*Tellabs, Inc.	22,600	197
*Avnet, Inc.	8,500	191
*Compuware Corp.	26,600	191
*Ingram Micro, Inc. Class A	12,100	189
*BMC Software, Inc.	10,100	181
*Cadence Design Systems, Inc.	12,400	169
Xilinx, Inc.	5,700	145
*Zebra Technologies Corp. Class A	3,198	140
*Sanmina-SCI Corp.	22,908	125
*Ceridian Corp.	6,400	125
*LSI Logic Corp.	14,400	122
*Solectron Corp.	31,800	121
*ADC Telecommunications, Inc.	5,528	120
Rockwell Automation, Inc.	2,400	117
*Avaya Inc.	11,300	94
*Freescale Semiconductor, Inc.
Class B	4,373	93
Reynolds & Reynolds Class A	3,300	89
Siebel Systems, Inc.	9,610	86
*Mercury Interactive Corp.	2,200	84
*Synopsys, Inc.	4,800	80
*Juniper Networks, Inc.	3,100	78
AVX Corp.	6,000	73
*Western Digital Corp.	4,800	64
Symbol Technologies, Inc.	6,300	62
*BEA Systems, Inc.	6,100	53
*Micron Technology, Inc.	2,600	27
*Unisys Corp.	1,800	11

		38,940

Utilities (2.3%)
Verizon Communications Inc.	52,000	1,797
SBC Communications Inc.	58,444	1,388
*Nextel Communications, Inc.	28,700	927
*Comcast Corp. Special Class A	27,492	823
*Comcast Corp. Class A	24,516	753
BellSouth Corp.	27,000	717
Sprint Corp.	22,500	565
PG&E Corp.	13,700	514
Edison International	11,800	478
*AES Corp.	25,600	419
Kinder Morgan, Inc.	4,600	383
Exelon Corp.	7,300	375
*Cablevision Systems
NY Group Class A	10,194	328
Questar Corp.	4,400	290
CenturyTel, Inc.	8,175	283
*NTL Inc.	4,057	278
NSTAR	8,200	253
Western Gas Resources, Inc.	6,800	237
Southern Co.	6,600	229
Duke Energy Corp.	6,900	205
PanAmSat Holding Corp.	9,840	202
ALLTEL Corp.	3,230	201
*U.S. Cellular Corp.	4,000	200
Dominion Resources, Inc.	2,590	190
Northeast Utilities	8,900	186
TXU Corp.	2,200	183
Aqua America, Inc.	4,500	134
Telephone & Data Systems, Inc.	3,000	122
Telephone & Data Systems, Inc.-
Special Shares	3,000	115
*Qwest Communications
International Inc.	26,900	100
SCANA Corp.	1,400	60
FirstEnergy Corp.	700	34
Cinergy Corp.	700	31
NiSource, Inc.	1,077	27
Citizens Communications Co.	937	13

		13,040

Other (1.9%)
General Electric Co.	233,609	8,095
3M Co.	14,600	1,056
ITT Industries, Inc.	4,000	391
Honeywell International Inc.	9,800	359
Fortune Brands, Inc.	3,100	275
Brunswick Corp.	5,600	242
SPX Corp.	4,100	189
Wesco Financial Corp.	480	173

		10,780

TOTAL COMMON STOCKS
(Cost $172,287)		271,966

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
MUNICIPAL BONDS (52.5%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO
5.500%, 3/1/2012 (3)	$1,695	$1,895

Arizona (1.9%)
Arizona Transp. Board Highway Rev
5.250%, 7/1/2017	2,215	2,445
5.250%, 7/1/2020	1,965	2,215
Phoenix AZ Civic Improvement Corp.
Water System Rev
5.500%, 7/1/2015 (3)	5,525	6,199

		10,859

California (3.6%)
California GO
6.400%, 2/1/2006 (1)	500	511
6.000%, 2/1/2016	2,000	2,369
California Health Fac. Finance
Auth. Rev. (Catholic
Healthcare West)
6.250%, 7/1/2006 (1)	395	409
California Public Works
Board Lease Rev
(Dept. of Corrections)
5.000%, 9/1/2011 (2)	1,535	1,643
California State Dept. of Water
Resources Power Supply Rev
5.500%, 5/1/2014 (2)	4,065	4,623
5.500%, 5/1/2015 (2)	3,000	3,384
California State Econ
Recovery Bonds
5.000%, 7/1/2015	2,100	2,324
Central Coast California Water
Auth. Rev
6.000%, 10/1/2008 (2)	1,000	1,060
Clovis CA USD GO
0.000%, 8/1/2005 (3) (ETM)	2,000	1,996
Los Angeles CA USD GO
6.000%, 7/1/2008 (3)	1,000	1,092
San Bernardino County
CA Medical Center COP
5.500%, 8/1/2005 (1)	500	501
South Orange County
CA Public Finance Auth. Rev
7.000%, 9/1/2006 (1)	875	918

		20,830

Colorado (2.2%)
Colorado Dept. of Transp. Rev
5.250%, 12/15/2013 (2) (Prere.)	3,750	4,242
Colorado Springs CO
Util. System Rev
5.375%, 11/15/2013	2,775	3,097
Univ. of Colorado
Enterprise System Rev
5.000%, 6/1/2023 (3)	5,025	5,437

		12,776

District of Columbia (0.9%)
District of Columbia GO
5.500%, 6/1/2007 (4)	1,490	1,564
5.400%, 6/1/2012 (2)	455	484
District of Columbia Univ. Rev
(George Washington Univ.)
6.000%, 9/15/2011 (1)	3,000	3,349

		5,397

Florida (1.4%)
Florida Turnpike Auth. Rev
5.250%, 7/1/2009 (3)	485	522
5.250%, 7/1/2010 (3)	825	885
Orange County FL
School Board VRDO
2.250%, 7/1/2005 (1)	3,300	3,300
Orlando & Orange County
FL Expressway Auth. VRDO
2.230%, 7/7/2005 (4)	450	450
Sunshine State Florida Govt
Financing Comm. Rev. VRDO
2.400%, 7/7/2005 (2)	2,100	2,100
Tampa FL Health System Rev
(Catholic Healthcare East)
5.000%, 11/15/2009 (1)	1,000	1,075

		8,332

Georgia (2.9%)
Atlanta GA Airport Fac. Rev
5.750%, 1/1/2013 (3)	3,370	3,733
Atlanta GA Water &
Wastewater Rev. VRDO
2.250%, 7/1/2005 (4)	3,100	3,100
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO
2.280%, 7/1/2005 (2)	1,600	1,600
Georgia GO
5.500%, 7/1/2014	4,000	4,650
Georgia Muni. Electric
Power Auth. Rev
6.250%, 1/1/2012 (1)	3,000	3,506

		16,589

Hawaii (0.9%)
Hawaii GO
5.875%, 10/1/2010 (1) (Prere.)	1,870	2,123
5.000%, 10/1/2024 (1)	3,000	3,220

		5,343

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Illinois (1.6%)
Chicago IL (City Colleges
Improvement) GO
0.000%, 1/1/2012 (3)	$2,380	$1,874
Illinois GO
5.250%, 8/1/2012 (1)	3,700	4,136
Illinois Sales Tax Rev
0.000%, 12/15/2016 (2)	5,000	3,134

		9,144

Indiana (0.8%)
Indiana Muni. Power Agency Rev
5.250%, 1/1/2015 (1)	4,440	4,915

Louisiana (0.5%)
Louisiana GO
5.500%, 5/15/2015 (3)	2,665	2,958

Maryland (1.7%)
Baltimore MD Consolidated
Public Improvement GO
5.000%, 10/15/2017 (2)	2,240	2,489
5.000%, 10/15/2018 (2)	2,365	2,615
5.000%, 10/15/2019 (2)	2,185	2,407
Maryland GO
5.500%, 8/1/2008	2,250	2,431

		9,942

Massachusetts (2.6%)
Chelsea MA GO
5.500%, 6/15/2011 (2)	740	798
5.500%, 6/15/2012 (2)	735	793
Massachusetts Bay Transp. Auth. Rev
5.125%, 3/1/2009 (Prere.)	1,695	1,828
Massachusetts GO
5.500%, 11/1/2013 (3)	2,000	2,290
Massachusetts Health & Educ. Fac
Auth. Rev. (Caritas Christi
Obligated Group)
6.500%, 7/1/2012	1,880	2,106
Massachusetts Health & Educ. Fac
Auth. Rev. (Northeastern Univ.)
5.000%, 10/1/2017 (1)	1,000	1,063
Massachusetts Water Pollution
Abatement Trust
6.000%, 8/1/2009 (Prere.)	415	467
6.000%, 8/1/2010	1,365	1,525
Massachusetts Water
Resources Auth. Rev
5.250%, 8/1/2017 (4)	3,000	3,450
Massachusetts Water
Resources Auth. Rev. VRDO
2.260%, 7/7/2005 (2)	990	990

		15,310

Michigan (2.4%)
Detroit MI City School Dist. GO
5.000%, 5/1/2011 (3)	$3,510	$3,836
Mason MI Public School Dist
(School Building & Site) GO
5.250%, 5/1/2017 (4)	1,850	2,070
Michigan Building Auth. Rev
5.300%, 10/1/2007 (2) (Prere.)	1,250	1,343
5.125%, 10/15/2008 (Prere.)	3,015	3,224
Michigan Muni. Bond Auth. Rev
(Clean Water Revolving Fund)
5.875%, 10/1/2010 (Prere.)	2,110	2,405
Univ. of Michigan Hosp. Rev. VRDO
2.210%, 7/7/2005	1,000	1,000

		13,878

Mississippi (1.0%)
Mississippi GO
5.500%, 12/1/2018	2,750	3,251
5.500%, 12/1/2019	2,000	2,372

		5,623

Missouri (1.3%)
Missouri Health & Educ. Fac
Auth. (Washington Univ.)
6.000%, 3/1/2010 (Prere.)	4,000	4,538
Missouri Health & Educ. Fac
Auth. Health Fac. Rev
(St. Luke's Episcopal-
Presbyterian Hosp.)
5.500%, 12/1/2015 (4)	2,965	3,262

		7,800

Nebraska (0.1%)
Nebraska Public Power Dist. Rev
5.250%, 1/1/2008 (1) (Prere.)	135	144
5.250%, 1/1/2008 (1) (Prere.)	100	107
5.250%, 1/1/2008 (1) (Prere.)	40	43
5.250%, 1/1/2010 (1)	25	27
5.250%, 1/1/2011 (1)	50	53

		374

Nevada (0.4%)
Clark County NV Airport Improvement Rev
5.000%, 7/1/2005 (1)	1,705	1,705
Clark County NV School Dist. GO
5.900%, 6/15/2006 (3) (Prere.)	750	781

		2,486

New Jersey (3.8%)
New Jersey GO
5.000%, 7/15/2009	3,000	3,219
New Jersey Transp. Corp. COP
5.500%, 9/15/2011 (2)	3,000	3,356

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
New Jersey Transp
Trust Fund Auth. Rev
6.000%, 6/15/2007 (Prere.)	$250	$270
5.000%, 6/15/2008 (Prere.)	1,555	1,649
6.000%, 12/15/2011 (1) (Prere.)	625	726
6.000%, 12/15/2011 (1) (Prere.)	330	383
6.000%, 12/15/2011 (1) (Prere.)	1,440	1,673
5.500%, 12/15/2020 (3)	4,000	4,727
New Jersey Turnpike Auth. Rev
5.500%, 1/1/2025 (2)	5,000	5,964

		21,967

New York (5.7%)
Erie County NY GO
6.125%, 1/15/2011 (3)	610	700
Hempstead NY GO
5.625%, 2/1/2006 (3) (Prere.)	155	161
5.625%, 2/1/2011 (3)	685	710
Huntington NY GO
6.700%, 2/1/2010 (3)	375	432
Long Island NY Power Auth
Electric System Rev
5.500%, 12/1/2009 (2)	2,000	2,201
5.500%, 12/1/2011 (2)	3,000	3,382
5.500%, 12/1/2012 (4) (ETM)	2,000	2,286
Metro. New York Transp
Auth. Rev. (Commuter Fac.)
6.000%, 7/1/2006 (1) (ETM)	1,000	1,034
Metro. New York Transp. Auth. Rev
(Dedicated Petroleum Tax)
6.125%, 4/1/2010 (3) (Prere.)	2,110	2,402
New York City NY GO
6.375%, 8/15/2005 (Prere.)	640	650
New York City NY Muni. Water
Finance Auth. Water & Sewer
System Rev. VRDO
2.340%, 7/1/2005 (3)	1,900	1,900
New York City NY Transitional
Finance Auth. Rev
5.875%, 5/1/2010 (Prere.)	3,305	3,760
5.375%, 2/1/2013	2,000	2,242
New York City NY Transitional
Finance Auth. Rev. VRDO
2.170%, 7/1/2005	1,300	1,300
2.180%, 7/1/2005	1,800	1,800
New York State Dormitory
Auth. Rev. (State Univ.)
5.375%, 5/15/2007 (2)	400	419
New York State Dormitory
Auth. Rev. (Vassar Brothers Hosp.)
5.100%, 7/1/2010 (4)	1,500	1,596
New York State Environmental
Fac. Corp. PCR (State Water
Recovery Fund)
6.350%, 6/15/2006	$225	$227
New York State Thruway Auth
Rev. (Service Contract)
5.500%, 4/1/2014	4,000	4,454
Suffolk County NY GO
5.000%, 4/1/2007 (3)	1,120	1,164

		32,820

North Carolina (0.8%)
North Carolina Eastern Muni
Power Agency Rev
5.125%, 1/1/2014	2,400	2,572
North Carolina GO
5.000%, 3/1/2020	2,000	2,185

		4,757

Ohio (3.5%)
Butler County OH Transp
Improvement Dist. Rev
6.000%, 4/1/2012 (4)	2,250	2,468
Lorain County OH Hosp. Fac. Rev
(Catholic Healthcare Partners)
5.625%, 9/1/2013 (1)	1,775	1,901
Ohio GO
5.500%, 2/1/2019	2,000	2,365
Ohio Housing Finance
Agency Mortgage Rev
5.025%, 3/1/2021	50	50
Ohio State Conservation Projects GO
5.000%, 3/1/2017	3,885	4,263
Ohio Water Dev. Auth. PCR
5.000%, 6/1/2017	5,000	5,498
6.000%, 12/1/2008 (2)	75	75
Ohio Water Dev. Auth
Rev. (Pure Water)
5.750%, 12/1/2005 (1)	105	105
Univ. of Toledo OH General
Receipts VRDO
2.300%, 7/1/2005 (3)	3,450	3,450

		20,175

Oregon (0.5%)
Oregon State Dept
Administrative Services
5.750%, 4/1/2009 (4) (Prere.)	2,400	2,654

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
Pennsylvania (2.1%)
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO
2.290%, 7/1/2005	$800	$800
2.300%, 7/1/2005	350	350
Northampton County PA
Higher Educ. Auth. Rev
(Lehigh Univ.) VRDO
2.240%, 7/7/2005	500	500
Pennsylvania Convention
Center Auth. Rev
6.700%, 9/1/2014 (1)	500	512
Pennsylvania Higher
Educ. Fac. Auth. Rev
(Drexel Univ.) VRDO
2.260%, 7/7/2005 LOC	2,340	2,340
Pennsylvania Turnpike Comm
Oil Franchise Tax Rev
5.250%, 12/1/2009 (2) (ETM)	420	454
5.250%, 12/1/2009 (2)	195	211
5.250%, 12/1/2011 (2) (ETM)	310	335
5.250%, 12/1/2011 (2)	145	157
Philadelphia PA Airport Parking Auth
5.750%, 9/1/2008 (2)	1,150	1,246
Philadelphia PA Hosp. & Higher Educ
Fac. Auth. Rev. (Children's Hosp
Of Philadelphia) VRDO
2.280%, 7/1/2005	2,570	2,570
Philadelphia PA School Dist. GO
6.250%, 9/1/2005 (2) (ETM)	870	875
Philadelphia PA Water &
Waste Water Rev
6.250%, 8/1/2009 (1)	1,000	1,123
Pittsburgh PA GO
5.200%, 9/1/2005 (3) (Prere.)	580	583
Pittsburgh PA Water & Sewer Auth. Rev
5.600%, 9/1/2005 (3) (Prere.)	235	236

		12,292

Puerto Rico (0.5%)
Puerto Rico Public Buildings
Auth. Govt. Fac. Rev
5.250%, 7/1/2014 (3)	2,425	2,772

South Carolina (1.8%)
Piedmont SC Muni. Power Agency Rev
0.000%, 1/1/2024 (3)	4,000	1,718
South Carolina GO
5.000%, 7/1/2008	2,250	2,394
South Carolina Transp
Infrastructure Rev
5.250%, 10/1/2013 (2)	$5,700	6,438

		10,550

South Dakota (0.2%)
South Dakota Building
Auth. Lease Rev
5.250%, 12/1/2010 (2)	1,000	1,052

Tennessee (0.8%)
Memphis TN Electric System Rev
5.000%, 12/1/2010 (1)	2,300	2,510
Metro. Govt. of Nashville &
Davidson County TN
Water & Sewer Rev
6.500%, 1/1/2009 (3)	2,000	2,233

		4,743

Texas (4.6%)
Austin TX Water &
Wastewater System Rev
5.750%, 5/15/2010 (1) (Prere.)	2,200	2,465
Brazos River TX Harbor Navigation
Dist. Brazoria County Environmental
(Dow Chemical Co. Project) PUT
5.200%, 5/15/2008	800	836
Carrollton TX Independent
School Dist. GO
6.000%, 2/15/2009 (Prere.)	2,925	3,228
Dallas TX Civic Center
Refunding & Improvement Rev
4.600%, 8/15/2009 (1)	110	116
4.700%, 8/15/2010 (1)	815	859
Harris County TX Health Fac
Dev. Corp. Rev. (Methodist
Hosp.) VRDO
2.300%, 7/1/2005	3,900	3,900
Harris County TX Health Fac
Dev. Corp. Rev. (St. Luke's
Episcopal Hosp.) VRDO
2.300%, 7/1/2005	4,100	4,100
Houston TX Water & Sewer
System Rev
0.000%, 12/1/2008 (2)	2,750	2,472
Lubbock TX Health Fac. Dev.
Corp. Rev. (St. Joseph's
Health System)
5.000%, 7/1/2008 (4)	1,645	1,738
San Antonio TX Electric & Gas Rev
5.125%, 2/1/2009	1,000	1,072

Tax-Managed Balanced Fund	Shares	Market Value^ (000)
San Antonio TX Water Rev
6.500%, 5/15/2010 (1) (ETM)	$75	$84
Texas Muni. Power Agency Rev
0.000%, 9/1/2010 (2) (ETM)	160	135
Univ. of Texas Permanent
Univ. Fund Rev
5.250%, 8/15/2018	4,900	5,623

		26,628

Utah (0.8%)
Salt Lake County UT Building
Auth. Lease Rev
5.500%, 10/1/2009 (Prere.)	4,340	4,772

Washington (0.4%)
King County WA Library System GO
6.050%, 12/1/2006 (Prere.)	1,000	1,047
Washington GO
6.000%, 6/1/2012	1,000	1,158

		2,205

Wisconsin (0.5%)
Wisconsin GO
5.750%, 5/1/2011 (Prere.)	1,355	1,540
5.750%, 5/1/2011 (Prere.)	1,340	1,523

		3,063

TOTAL MUNICIPAL BONDS
(Cost $292,990)		304,901

TOTAL INVESTMENTS (99.4%)
(Cost $465,277)		576,867

OTHER ASSETS AND LIABILITIES (0.6%)
Other Assets—Note B		5,226
Liabilities		(1,554)

		3,672

NET ASSETS (100%)
Applicable to 31,361,810 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)		$580,539

NET ASSET VALUE PER SHARE		$18.51

^See Note A in Notes to Financial Statements.
*Non-income-producing security.

	Amount	Per
	(000)	Share

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$504,182	$16.08
Undistributed Net
Investment Income	54	—
Accumulated Net Realized Losses	(35,287)	(1.13)
Unrealized Appreciation	111,590	3.56

NET ASSETS	$580,539	$18.51

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS ARS–Auction Rate Security.
BAN–Bond Anticipation Note.
COP–Certificate of Participation.
CP–Commercial Paper.
FR–Floating Rate.
GAN–Grant Anticipation Note.
GO–General Obligation Bond.
IDA–Industrial Development Authority Bond.
IDR–Industrial Development Revenue Bond.
PCR–Pollution Control Revenue Bond.
PUT–Put Option Obligation.
RAN–Revenue Anticipation Note.
REIT–Real Estate Investment Trust.
TAN–Tax Anticipation Note.
TOB–Tender Option Bond.
TRAN–Tax Revenue Anticipation Note.
UFSD–Union Free School District.
USD–United School District.
VRDO–Variable Rate Demand Obligation.
(ETM)–Escrowed to Maturity.
(Prere.)–Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the municipal bonds.

LOC–Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Growth and Income Fund	Shares	Market Value^ (000)
COMMON STOCKS (100.0%)

Auto & Transportation (2.3%)
United Parcel Service, Inc.	262,976	$ 18,187
FedEx Corp.	71,258	5,773
General Motors Corp.	133,876	4,552
Ford Motor Co.	435,693	4,461
Burlington Northern
Santa Fe Corp.	89,086	4,194
Union Pacific Corp.	62,279	4,036
Harley-Davidson, Inc.	67,367	3,341
Norfolk Southern Corp.	95,744	2,964
PACCAR, Inc.	41,189	2,801
Southwest Airlines Co.	174,167	2,426
CSX Corp.	51,292	2,188
Genuine Parts Co.	41,118	1,690
*The Goodyear Tire & Rubber Co.	41,716	622
Delphi Corp.	132,917	618
Dana Corp.	35,611	535
*Navistar International Corp.	15,856	507
Cooper Tire & Rubber Co.	15,685	291
Visteon Corp.	31,395	189
*Delta Air Lines, Inc.	34,098	128

		59,503

Consumer Discretionary (13.4%)
Wal-Mart Stores, Inc.	789,915	38,074
Home Depot, Inc.	506,805	19,715
*Time Warner, Inc.	1,102,477	18,422
The Walt Disney Co.	481,989	12,136
Viacom Inc. Class B	376,898	12,068
Gillette Co.	235,512	11,924
Target Corp.	208,495	11,344
The News Corp., Inc.	680,857	11,016
*Yahoo! Inc.	309,900	10,738
Lowe's Cos., Inc.	182,395	10,619
*eBay Inc.	286,800	9,467
McDonald's Corp.	299,265	8,305
Kimberly-Clark Corp.	113,162	7,083
Carnival Corp.	124,367	6,784
Cendant Corp.	248,934	5,569
Costco Wholesale Corp.	113,102	5,069
Best Buy Co., Inc.	70,712	4,847
*Starbucks Corp.	92,179	4,762
NIKE, Inc. Class B	53,986	4,675
*Kohl's Corp.	76,970	4,303
Avon Products, Inc.	111,742	4,229
Gannett Co., Inc.	58,765	4,180
*Electronic Arts Inc.	72,555	4,107
The McGraw-Hill Cos., Inc.	88,600	3,921
Waste Management, Inc.	134,130	3,801
Staples, Inc.	174,359	3,717
Clear Channel
Communications, Inc.	119,588	3,699
*Sears Holdings Corp.	24,231	3,632
Yum! Brands, Inc.	68,530	3,569
The Gap, Inc.	179,330	3,542
Omnicom Group Inc.	43,332	3,460
J.C. Penney Co., Inc. (Holding Co.)	62,324	3,277
Marriott International, Inc.
Class A	46,904	3,200
Harrah's Entertainment, Inc.	43,026	3,101
*Apollo Group, Inc. Class A	38,677	3,025
Starwood Hotels & Resorts
Worldwide, Inc.	51,229	3,000
*Coach, Inc.	89,248	2,996
Federated Department Stores, Inc.	40,437	2,963
*Bed Bath & Beyond, Inc.	69,934	2,922
May Department Stores Co.	70,900	2,847
TJX Cos., Inc.	111,368	2,712
Tribune Co.	70,361	2,475
International Game Technology	81,378	2,291
Hilton Hotels Corp.	90,344	2,155
Nordstrom, Inc.	29,048	1,974
Limited Brands, Inc.	89,968	1,927
*Fisher Scientific International Inc.	28,517	1,851
*Univision Communications Inc.	66,397	1,829
Eastman Kodak Co.	68,036	1,827
Mattel, Inc.	97,400	1,782
R.R. Donnelley & Sons Co.	50,427	1,740
*Office Depot, Inc.	74,679	1,706
Black & Decker Corp.	18,886	1,697
Newell Rubbermaid, Inc.	65,209	1,555
Dollar General Corp.	71,962	1,465
*AutoZone Inc.	15,482	1,431
*Toys R Us, Inc.	52,491	1,390
Cintas Corp.	35,708	1,378
VF Corp.	23,842	1,364
Wendy's International, Inc.	27,251	1,299
*Interpublic Group of Cos., Inc.	100,934	1,229
Leggett & Platt, Inc.	44,881	1,193
Darden Restaurants Inc.	34,411	1,135
Tiffany & Co.	33,983	1,113
Whirlpool Corp.	15,753	1,104
New York Times Co. Class A	34,902	1,087
*AutoNation, Inc.	52,800	1,083
Knight Ridder	17,570	1,078
Liz Claiborne, Inc.	25,838	1,027
Family Dollar Stores, Inc.	39,276	1,025
Robert Half International, Inc.	37,700	941
Jones Apparel Group, Inc.	28,500	885
Alberto-Culver Co. Class B	20,379	883
RadioShack Corp.	36,846	854

Tax-Managed Growth and Income Fund	Shares	Market Value^ (000)
*Monster Worldwide Inc.	29,082	$ 834
Hasbro, Inc.	40,025	832
The Stanley Works	18,106	825
Circuit City Stores, Inc.	45,800	792
International Flavors &
Fragrances, Inc.	21,282	771
Sabre Holdings Corp.	31,056	620
Reebok International Ltd.	13,491	564
Meredith Corp.	10,596	520
*Allied Waste Industries, Inc.	64,150	509
OfficeMax, Inc.	16,730	498
Snap-On Inc.	14,067	482
*Convergys Corp.	33,900	482
Dillard's Inc.	17,086	400
*Big Lots Inc.	26,952	357
Maytag Corp.	19,561	306
Viacom Inc. Class A	3,800	122
News Corp., Inc., Class B	200	3

		345,510

Consumer Staples (7.4%)
Altria Group, Inc.	488,954	31,616
The Procter & Gamble Co.	584,268	30,820
The Coca-Cola Co.	534,404	22,311
PepsiCo, Inc.	395,354	21,321
Walgreen Co.	241,354	11,100
Anheuser-Busch Cos., Inc.	183,237	8,383
Colgate-Palmolive Co.	123,807	6,179
CVS Corp.	191,794	5,575
Sysco Corp.	149,795	5,421
General Mills, Inc.	87,554	4,097
Sara Lee Corp.	186,311	3,691
Kellogg Co.	82,736	3,677
The Hershey Co.	51,475	3,197
Wm. Wrigley Jr. Co.	46,394	3,194
*The Kroger Co.	165,947	3,158
H.J. Heinz Co.	82,623	2,927
ConAgra Foods, Inc.	122,776	2,843
Safeway, Inc.	106,116	2,397
Campbell Soup Co.	76,922	2,367
Reynolds American Inc.	27,400	2,159
The Clorox Co.	36,698	2,045
Coca-Cola Enterprises, Inc.	83,310	1,834
Albertson's, Inc.	87,728	1,814
UST, Inc.	39,381	1,798
The Pepsi Bottling Group, Inc.	46,297	1,325
Brown-Forman Corp. Class B	21,544	1,303
Molson Coors Brewing Co. Class B	18,507	1,147
McCormick & Co., Inc.	32,400	1,059
SuperValu Inc.	32,374	1,056
*Constellation Brands, Inc. Class A	312	9

		189,823

Financial Services (21.4%)
Citigroup, Inc.	1,228,350	56,787
Bank of America Corp.	949,575	43,310
American International
Group, Inc.	612,723	35,599
JPMorgan Chase & Co.	830,853	29,346
Wells Fargo & Co.	398,424	24,535
Wachovia Corp.	372,164	18,459
American Express Co.	276,512	14,719
Morgan Stanley	258,694	13,574
Fannie Mae	228,484	13,343
U.S. Bancorp	432,724	12,636
Merrill Lynch & Co., Inc.	223,177	12,277
The Goldman Sachs Group, Inc.	104,335	10,644
Freddie Mac	163,062	10,637
Allstate Corp.	157,782	9,427
Washington Mutual, Inc.	207,120	8,428
Prudential Financial, Inc.	123,518	8,110
MBNA Corp.	300,076	7,850
MetLife, Inc.	173,137	7,781
First Data Corp.	182,082	7,309
Lehman Brothers Holdings, Inc.	65,398	6,493
St. Paul Travelers Cos., Inc.	159,066	6,288
SunTrust Banks, Inc.	80,339	5,804
Automatic Data Processing, Inc.	137,742	5,781
Countrywide Financial Corp.	139,158	5,373
The Bank of New York Co., Inc.	183,801	5,290
The Hartford Financial
Services Group Inc.	69,949	5,231
BB&T Corp.	129,296	5,168
AFLAC Inc.	118,389	5,124
Fifth Third Bancorp	123,139	5,075
SLM Corp.	99,265	5,043
National City Corp.	140,225	4,784
Capital One Financial Corp.	59,750	4,781
Progressive Corp. of Ohio	46,979	4,642
Golden West Financial Corp.	66,808	4,301
The Chubb Corp.	46,287	3,963
State Street Corp.	78,339	3,780
Simon Property Group, Inc. REIT	51,976	3,768
Regions Financial Corp.	109,979	3,726
PNC Financial Services Group	67,022	3,650
Franklin Resources Corp.	46,700	3,595
Marsh & McLennan Cos., Inc.	126,245	3,497
CIGNA Corp.	30,902	3,307
Equity Office Properties Trust REIT	96,574	3,197
KeyCorp	96,222	3,190
North Fork Bancorp, Inc.	113,127	3,178
ACE Ltd.	68,076	3,053
Charles Schwab Corp.	269,714	3,042
Moody's Corp.	65,360	2,939

Tax-Managed Growth and Income Fund	Shares	Market Value^ (000)
Loews Corp.	37,600	$ 2,914
The Principal Financial Group, Inc.	69,517	2,913
Mellon Financial Corp.	100,412	2,881
Bear Stearns Co., Inc.	27,001	2,806
Paychex, Inc.	83,975	2,733
Equity Residential REIT	67,880	2,499
XL Capital Ltd. Class A	33,277	2,477
M & T Bank Corp.	23,120	2,431
*SunGard Data Systems, Inc.	68,976	2,426
Comerica, Inc.	39,953	2,309
H & R Block, Inc.	38,999	2,276
Marshall & Ilsley Corp.	50,455	2,243
Northern Trust Corp.	47,988	2,188
AmSouth Bancorp	83,489	2,171
CIT Group Inc.	49,882	2,143
Synovus Financial Corp.	73,407	2,105
*Fiserv, Inc.	45,225	1,942
Lincoln National Corp.	41,119	1,929
Sovereign Bancorp, Inc.	86,268	1,927
MBIA, Inc.	31,985	1,897
Aon Corp.	75,255	1,884
T. Rowe Price Group Inc.	29,200	1,828
Archstone-Smith Trust REIT	46,868	1,810
ProLogis REIT	44,282	1,782
Ambac Financial Group, Inc.	25,500	1,779
SAFECO Corp.	30,320	1,648
Jefferson-Pilot Corp.	32,243	1,626
Plum Creek Timber Co. Inc. REIT	43,878	1,593
Zions Bancorp	21,400	1,574
Cincinnati Financial Corp.	39,332	1,556
MGIC Investment Corp.	22,282	1,453
Huntington Bancshares Inc.	55,489	1,340
Compass Bancshares Inc.	29,172	1,313
UnumProvident Corp.	70,541	1,292
Torchmark Corp.	24,604	1,284
First Horizon National Corp.	29,400	1,241
*Providian Financial Corp.	69,728	1,229
*E*TRADE Financial Corp.	87,142	1,219
Equifax, Inc.	30,707	1,097
Apartment Investment &
Management Co. Class A REIT	22,500	921
Janus Capital Group Inc.	53,685	807
Federated Investors, Inc.	22,900	687
Dow Jones & Co., Inc.	17,000	603
Ryder System, Inc.	15,364	562

		551,172

Health Care (13.0%)
Pfizer Inc.	1,755,662	48,421
Johnson & Johnson	702,096	45,636
Abbott Laboratories	366,116	17,943
*Amgen, Inc.	292,174	17,665
Merck & Co., Inc.	517,527	15,940
UnitedHealth Group Inc.	298,880	15,584
Eli Lilly & Co.	266,057	14,822
Medtronic, Inc.	285,527	14,787
Wyeth	316,037	14,064
Bristol-Myers Squibb Co.	458,904	11,463
*WellPoint Inc.	144,602	10,070
Schering-Plough Corp.	348,299	6,639
Cardinal Health, Inc.	101,332	5,835
Aetna Inc.	68,740	5,693
HCA Inc.	98,886	5,604
Baxter International, Inc.	146,928	5,451
Guidant Corp.	76,738	5,164
*Boston Scientific Corp.	177,464	4,792
*Caremark Rx, Inc.	107,331	4,778
*Gilead Sciences, Inc.	106,989	4,706
*Zimmer Holdings, Inc.	58,267	4,438
Stryker Corp.	88,800	4,223
*St. Jude Medical, Inc.	85,544	3,731
*Genzyme Corp.-General Division	59,779	3,592
*Medco Health Solutions, Inc.	65,761	3,509
Becton, Dickinson & Co.	59,569	3,126
McKesson Corp.	69,645	3,119
*Forest Laboratories, Inc.	79,657	3,095
*Biogen Idec Inc.	81,643	2,813
Allergan, Inc.	30,820	2,627
Quest Diagnostics, Inc.	42,994	2,290
Biomet, Inc.	59,466	2,060
*Express Scripts Inc.	34,964	1,748
AmerisourceBergen Corp.	25,122	1,737
C.R. Bard, Inc.	24,954	1,660
*Laboratory Corp. of
America Holdings	31,710	1,582
*Humana Inc.	38,480	1,529
Health Management
Associates Class A	58,277	1,526
*MedImmune Inc.	56,596	1,512
*Hospira, Inc.	37,374	1,458
*Tenet Healthcare Corp.	111,717	1,367
IMS Health, Inc.	53,584	1,327
*Chiron Corp.	35,250	1,230
Mylan Laboratories, Inc.	63,815	1,228
Bausch & Lomb, Inc.	12,802	1,063
Manor Care, Inc.	20,713	823
*Watson Pharmaceuticals, Inc.	26,097	771
*Millipore Corp.	12,094	686
*King Pharmaceuticals, Inc.	57,277	597

		335,524

Integrated Oils (5.9%)
ExxonMobil Corp.	1,503,086	86,382
Chevron Corp.	495,417	27,704

Tax-Managed Growth and Income Fund	Shares	Market Value^ (000)
ConocoPhillips Co.	328,732	$18,899
Occidental Petroleum Corp.	94,000	7,231
Marathon Oil Corp.	79,358	4,235
Unocal Corp.	64,148	4,173
Amerada Hess Corp.	20,317	2,164

		150,788

Other Energy (2.9%)
Schlumberger Ltd.	139,051	10,560
Halliburton Co.	119,413	5,710
Devon Energy Corp.	112,106	5,682
Burlington Resources, Inc.	91,205	5,038
Apache Corp.	77,429	5,002
Valero Energy Corp.	60,680	4,800
Anadarko Petroleum Corp.	55,752	4,580
*Transocean Inc.	77,280	4,171
Baker Hughes, Inc.	79,949	4,090
EOG Resources, Inc.	56,580	3,214
XTO Energy, Inc.	85,470	2,905
Williams Cos., Inc.	134,775	2,561
*Nabors Industries, Inc.	35,200	2,134
Kerr-McGee Corp.	27,580	2,105
BJ Services Co.	38,380	2,014
Noble Corp.	31,984	1,967
*National-Oilwell Varco Inc.	40,743	1,937
Sunoco, Inc.	16,264	1,849
El Paso Corp.	153,379	1,767
Rowan Cos., Inc.	25,786	766
*Calpine Corp.	127,461	433
*Dynegy, Inc.	78,981	384

		73,669

Materials & Processing (3.4%)
E.I. du Pont de Nemours & Co.	235,111	10,112
Dow Chemical Co.	226,948	10,106
Alcoa Inc.	206,555	5,397
Newmont Mining Corp.
(Holding Co.)	105,288	4,109
Monsanto Co.	63,527	3,994
Weyerhaeuser Co.	57,923	3,687
Praxair, Inc.	76,303	3,556
International Paper Co.	115,763	3,497
Air Products & Chemicals, Inc.	54,362	3,278
Masco Corp.	102,651	3,260
Archer-Daniels-Midland Co.	147,214	3,147
PPG Industries, Inc.	40,604	2,548
Phelps Dodge Corp.	23,028	2,130
Rohm & Haas Co.	45,657	2,116
Georgia Pacific Group	61,363	1,951
American Standard Cos., Inc.	42,200	1,769
Nucor Corp.	37,770	1,723
Ecolab, Inc.	51,860	1,678
Freeport-McMoRan
Copper & Gold, Inc. Class B	42,876	1,605
Vulcan Materials Co.	24,100	1,566
Sherwin-Williams Co.	29,594	1,394
Avery Dennison Corp.	24,284	1,286
MeadWestvaco Corp.	44,179	1,239
Fluor Corp.	20,554	1,184
Ashland, Inc.	15,906	1,143
Temple-Inland Inc.	29,556	1,098
Eastman Chemical Co.	19,082	1,052
*Sealed Air Corp.	20,036	998
Ball Corp.	26,304	946
United States Steel Corp.	27,200	935
Sigma-Aldrich Corp.	16,500	925
Engelhard Corp.	28,490	813
*Pactiv Corp.	35,477	766
Bemis Co., Inc.	25,650	681
Louisiana-Pacific Corp.	26,600	654
Allegheny Technologies Inc.	21,600	477
Great Lakes Chemical Corp.	12,432	391
*Hercules, Inc.	26,917	381

		87,592

Producer Durables (4.2%)
The Boeing Co.	195,083	12,875
United Technologies Corp.	241,686	12,411
Caterpillar, Inc.	80,851	7,706
Applied Materials, Inc.	389,174	6,297
Lockheed Martin Corp.	95,614	6,202
Emerson Electric Co.	98,571	6,174
Illinois Tool Works, Inc.	64,616	5,149
Northrop Grumman Corp.	84,772	4,684
Deere & Co.	58,150	3,808
Danaher Corp.	65,300	3,418
*Xerox Corp.	226,255	3,120
Ingersoll-Rand Co.	39,831	2,842
Pitney Bowes, Inc.	54,359	2,367
Pulte Homes, Inc.	28,062	2,364
*Agilent Technologies, Inc.	102,101	2,350
Centex Corp.	30,306	2,142
KLA-Tencor Corp.	46,479	2,031
Rockwell Collins, Inc.	42,228	2,013
*Lexmark International, Inc.	29,900	1,938
Parker Hannifin Corp.	28,647	1,776
Dover Corp.	48,466	1,763
KB Home	19,822	1,511
Cooper Industries, Inc. Class A	22,183	1,418
Goodrich Corp.	28,828	1,181
W.W. Grainger, Inc.	19,923	1,092
Molex, Inc.	39,782	1,036
*Waters Corp.	27,700	1,030
*Thermo Electron Corp.	38,188	1,026
American Power Conversion Corp.	42,930	1,013
Pall Corp.	29,595	899
Novellus Systems, Inc.	31,747	784

Tax-Managed Growth and Income Fund	Shares	Market Value^ (000)
Cummins Inc.	10,341	$772
*Teradyne, Inc.	46,400	555
*Andrew Corp.	38,500	491
Tektronix, Inc.	20,452	476

		106,714

Technology (13.6%)
Microsoft Corp.	2,372,556	58,934
Intel Corp.	1,457,581	37,985
*Cisco Systems, Inc.	1,508,973	28,836
International Business
Machines Corp.	380,864	28,260
*Dell Inc.	571,658	22,586
Hewlett-Packard Co.	668,133	15,708
*Oracle Corp.	1,043,985	13,781
QUALCOMM Inc.	385,711	12,732
Texas Instruments, Inc.	390,752	10,968
Motorola, Inc.	578,948	10,572
*EMC Corp.	567,362	7,779
*Apple Computer, Inc.	194,529	7,161
*Corning, Inc.	343,123	5,703
General Dynamics Corp.	47,307	5,182
Raytheon Co.	107,174	4,193
*Symantec Corp.	167,960	3,651
Computer Associates
International, Inc.	126,135	3,466
Adobe Systems, Inc.	115,450	3,304
Analog Devices, Inc.	87,517	3,265
*Lucent Technologies, Inc.	1,048,807	3,052
*Sun Microsystems, Inc.	806,372	3,008
Maxim Integrated Products, Inc.	77,661	2,967
Linear Technology Corp.	69,797	2,561
*Veritas Software Corp.	101,212	2,470
*Broadcom Corp.	69,330	2,462
*Network Appliance, Inc.	86,738	2,452
Electronic Data Systems Corp.	122,880	2,365
L-3 Communications Holdings, Inc.	28,177	2,158
Xilinx, Inc.	83,066	2,118
Rockwell Automation, Inc.	41,253	2,009
*Intuit, Inc.	43,872	1,979
*Computer Sciences Corp.	43,434	1,898
Autodesk, Inc.	53,914	1,853
National Semiconductor Corp.	82,580	1,819
*Altera Corp.	87,711	1,738
*Freescale Semiconductor, Inc.
Class B	77,840	1,649
*Advanced Micro Devices, Inc.	93,852	1,627
*NCR Corp.	44,439	1,561
*Affiliated Computer Services, Inc.
Class A	29,800	1,523
*Micron Technology, Inc.	145,617	1,487
*Jabil Circuit, Inc.	43,890	1,349
Scientific-Atlanta, Inc.	36,256	1,206
*Comverse Technology, Inc.	47,277	1,118
Siebel Systems, Inc.	122,416	1,090
*NVIDIA Corp.	39,977	1,068
*BMC Software, Inc.	52,485	942
*Avaya Inc.	112,869	939
Applera Corp.-Applied
Biosystems Group	46,947	923
*Tellabs, Inc.	106,115	923
*Citrix Systems, Inc.	40,600	879
*Solectron Corp.	230,247	873
*Mercury Interactive Corp.	20,600	790
*LSI Logic Corp.	92,174	783
*Sanmina-SCI Corp.	124,500	681
*QLogic Corp.	21,500	664
*Compuware Corp.	91,996	661
*ADC Telecommunications, Inc.	28,057	611
PerkinElmer, Inc.	31,257	591
Symbol Technologies, Inc.	57,524	568
*Novell, Inc.	90,202	559
*JDS Uniphase Corp.	342,930	521
*Unisys Corp.	80,247	508
*Parametric Technology Corp.	65,700	419
*PMC Sierra Inc.	42,800	399
*Freescale Semiconductor Inc.
Class A	17,800	374
*CIENA Corp.	136,538	285
*Gateway, Inc.	73,100	241
*Applied Micro Circuits Corp.	72,600	186

		348,973

Utilities (7.3%)
Verizon Communications Inc.	649,842	22,452
SBC Communications Inc.	775,590	18,420
*Comcast Corp. Class A	463,858	14,240
BellSouth Corp.	429,953	11,424
Sprint Corp.	349,394	8,766
*Nextel Communications, Inc.	265,735	8,586
Exelon Corp.	157,926	8,106
Duke Energy Corp.	219,384	6,522
Southern Co.	175,749	6,093
Dominion Resources, Inc.	80,618	5,917
ALLTEL Corp.	77,222	4,809
TXU Corp.	56,721	4,713
FPL Group, Inc.	92,834	3,905
Entergy Corp.	50,100	3,785
FirstEnergy Corp.	78,141	3,759
AT&T Corp.	189,773	3,613
Public Service Enterprise
Group, Inc.	56,414	3,431
American Electric Power Co., Inc.	90,617	3,341
PG&E Corp.	87,658	3,291

Tax-Managed Growth and Income Fund	Shares	Market Value^ (000)
Edison International	76,900	$3,118
Consolidated Edison Inc.	57,380	2,688
Progress Energy, Inc.	59,090	2,673
Ameren Corp.	48,181	2,664
PPL Corp.	44,759	2,658
*AES Corp.	154,656	2,533
Constellation Energy Group, Inc.	42,136	2,431
Sempra Energy	56,642	2,340
Kinder Morgan, Inc.	25,600	2,130
Cinergy Corp.	46,978	2,106
DTE Energy Co.	41,379	1,935
Xcel Energy, Inc.	95,494	1,864
*Comcast Corp. Special Class A	57,192	1,713
KeySpan Corp.	40,878	1,664
NiSource, Inc.	64,762	1,602
*Qwest Communications
International Inc.	395,899	1,469
Citizens Communications Co.	80,700	1,085
CenturyTel, Inc.	30,713	1,064
Pinnacle West Capital Corp.	23,300	1,036
*Allegheny Energy, Inc.	38,700	976
TECO Energy, Inc.	49,530	937
CenterPoint Energy Inc.	69,387	917
*CMS Energy Corp.	51,800	780
NICOR Inc.	10,780	444
Peoples Energy Corp.	9,219	401

		188,401

Other (5.2%)
General Electric Co.	2,504,332	86,775
Tyco International Ltd.	476,804	13,923
3M Co.	181,679	13,135
Honeywell International Inc.	201,355	7,376
Fortune Brands, Inc.	34,263	3,043
Johnson Controls, Inc.	45,329	2,553
Textron, Inc.	31,804	2,412
Eaton Corp.	35,601	2,133
ITT Industries, Inc.	21,801	2,128
Brunswick Corp.	22,826	989

		134,467

TOTAL COMMON STOCKS
(Cost $1,913,162)		2,572,136

TEMPORARY CASH INVESTMENT (0.0%)

Vanguard Market Liquidity
Fund, 3.139%**
(Cost $977)	976,783	977

TOTAL INVESTMENTS (100.0%)
(Cost $1,914,139)		2,573,113

OTHER ASSETS AND LIABILITIES (0.0%)
Other Assets--Note B		$4,134
Liabilities		(5,001)

		(867)

NET ASSETS (100%)		$2,572,246

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT–Real Estate Investment Trust.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Amount (000)
Paid-in Capital	$2,344,037
Overdistributed Net Investment Income	(961)
Accumulated Net Realized Losses	(429,804)
Unrealized Appreciation	658,974

NET ASSETS	$2,572,246

Investor Shares-Net Assets
Applicable to 48,224,967 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,251,237

NET ASSET VALUE PER SHARE-
INVESTOR SHARES	$25.95

Admiral Shares-Net Assets
Applicable to 19,569,911 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,043,481

NET ASSET VALUE PER SHARE-
ADMIRAL SHARES	$53.32

Institutional Shares-Net Assets
Applicable to 10,695,846 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$277,528

NET ASSET VALUE PER SHARE-
INSTITUTIONAL SHARES	$25.95

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
COMMON STOCKS (99.9%)

Auto & Transportation (2.1%)
United Parcel Service, Inc.	147,300	$10,187
FedEx Corp.	96,200	7,793
Harley-Davidson, Inc.	108,200	5,367
Norfolk Southern Corp.	160,800	4,978
Southwest Airlines Co.	317,587	4,424
CSX Corp.	102,500	4,373
C.H. Robinson Worldwide, Inc.	57,200	3,329
Expeditors International of
Washington, Inc.	58,800	2,929
Oshkosh Truck Corp.	35,400	2,771
J.B. Hunt Transport Services, Inc.	119,800	2,312
Gentex Corp.	116,252	2,116
Union Pacific Corp.	31,253	2,025
Ford Motor Co.	192,513	1,971
General Motors Corp.	55,882	1,900
*JetBlue Airways Corp.	83,550	1,708
*Navistar International Corp.	52,700	1,686
Lear Corp.	42,200	1,535
*TRW Automotive Holdings Corp.	40,300	988
*Yellow Roadway Corp.	17,512	890
Burlington Northern
Santa Fe Corp.	14,493	682
PACCAR, Inc.	9,300	632
Delphi Corp.	102,200	475

		65,071

Consumer Discretionary (16.5%)
Wal-Mart Stores, Inc.	697,600	33,624
*Time Warner, Inc.	1,151,647	19,244
Home Depot, Inc.	480,000	18,672
The Walt Disney Co.	590,409	14,866
Lowe's Cos., Inc.	232,400	13,530
Viacom Inc. Class B	415,768	13,313
Target Corp.	243,300	13,238
Gillette Co.	237,016	12,000
*Yahoo! Inc.	325,000	11,261
McDonald's Corp.	379,700	10,537
*Liberty Media Corp.	860,758	8,771
*eBay Inc.	265,420	8,762
Cendant Corp.	331,925	7,425
*Google Inc.	24,520	7,213
*Starbucks Corp.	137,352	7,096
Costco Wholesale Corp.	156,100	6,996
Best Buy Co., Inc.	95,100	6,519
Avon Products, Inc.	158,000	5,980
Yum! Brands, Inc.	114,780	5,978
*Electronic Arts Inc.	104,800	5,933
Waste Management, Inc.	204,297	5,790
*Kohl's Corp.	103,500	5,787
NIKE, Inc. Class B	63,600	5,508
Kimberly-Clark Corp.	87,496	5,476
Marriott International, Inc.
Class A	79,200	5,403
Harrah's Entertainment, Inc.	73,410	5,291
*Coach, Inc.	156,900	5,267
The News Corp., Inc.	325,000	5,259
Starwood Hotels & Resorts
Worldwide, Inc.	88,624	5,191
Federated Department Stores, Inc.	70,100	5,137
*Bed Bath & Beyond, Inc.	118,717	4,960
The Gap, Inc.	246,487	4,868
Clear Channel
Communications, Inc.	140,636	4,350
Hilton Hotels Corp.	182,050	4,342
*Apollo Group, Inc. Class A	52,984	4,144
*DirecTV Group, Inc.	266,802	4,135
*Office Depot, Inc.	170,300	3,890
*Liberty Global Inc. Class A	82,297	3,841
*Sirius Satellite Radio, Inc.	591,100	3,830
*Toys R Us, Inc.	144,100	3,816
Black & Decker Corp.	42,400	3,810
International Game Technology	132,600	3,733
Darden Restaurants Inc.	111,850	3,689
*MGM Mirage, Inc.	88,664	3,509
*Chico's FAS, Inc.	101,800	3,490
Abercrombie & Fitch Co.	50,500	3,469
Republic Services, Inc. Class A	96,100	3,461
Michaels Stores, Inc.	81,800	3,384
Mattel, Inc.	178,032	3,258
EchoStar Communications
Corp. Class A	106,200	3,202
*XM Satellite Radio Holdings, Inc.	94,800	3,191
*AutoZone Inc.	33,300	3,079
Circuit City Stores, Inc.	172,000	2,974
PETsMART, Inc.	97,300	2,953
The Neiman Marcus Group, Inc.
Class A	30,000	2,908
Liz Claiborne, Inc.	72,400	2,879
*Fisher Scientific International Inc.	44,352	2,878
Fastenal Co.	46,800	2,867
*Mohawk Industries, Inc.	34,700	2,863
Foot Locker, Inc.	103,900	2,828
*Interpublic Group of Cos., Inc.	231,600	2,821
*AutoNation, Inc.	137,300	2,817
*O'Reilly Automotive, Inc.	93,848	2,798
*Pixar, Inc.	55,686	2,787
*Brinker International, Inc.	68,500	2,743
*Amazon.com, Inc.	82,900	2,742
*Williams-Sonoma, Inc.	69,100	2,734
Cintas Corp.	70,766	2,732
Dollar General Corp.	131,987	2,687

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
*Saks Inc.	139,400	$2,644
*Weight Watchers
International, Inc.	50,200	2,591
*Iron Mountain, Inc.	83,400	2,587
*Timberland Co.	66,800	2,586
Estee Lauder Cos. Class A	65,600	2,567
Robert Half International, Inc.	102,500	2,559
*CarMax, Inc.	95,079	2,534
Polo Ralph Lauren Corp.	58,500	2,522
*Univision Communications Inc.	90,095	2,482
Borders Group, Inc.	97,100	2,458
Outback Steakhouse, Inc.	53,950	2,441
Harman International
Industries, Inc.	29,700	2,416
Jones Apparel Group, Inc.	77,600	2,409
*Lamar Advertising Co. Class A	56,186	2,403
Alberto-Culver Co. Class B	55,350	2,398
*IAC/InterActiveCorp	98,060	2,358
*The Cheesecake Factory Inc.	66,900	2,323
Reebok International Ltd.	55,500	2,322
*Career Education Corp.	62,600	2,292
GTECH Holdings Corp.	78,200	2,287
International Speedway Corp.	40,064	2,254
*Barnes & Noble, Inc.	57,300	2,223
Manpower Inc.	55,600	2,212
Gannett Co., Inc.	30,900	2,198
Hasbro, Inc.	102,100	2,123
RadioShack Corp.	88,300	2,046
E.W. Scripps Co. Class A	41,870	2,043
*Tech Data Corp.	55,510	2,032
Staples, Inc.	94,495	2,015
*Dollar Tree Stores, Inc.	83,650	2,008
*Convergys Corp.	135,200	1,923
*Education Management Corp.	56,800	1,916
American Eagle Outfitters, Inc.	58,300	1,787
Aramark Corp. Class B	67,200	1,774
Ross Stores, Inc.	59,955	1,733
*Columbia Sportswear Co.	33,700	1,664
Westwood One, Inc.	81,000	1,655
*Allied Waste Industries, Inc.	205,400	1,629
*Rent-A-Center, Inc.	68,600	1,598
Applebee's International, Inc.	59,845	1,585
Omnicom Group Inc.	19,600	1,565
Hearst-Argyle Television Inc.	61,400	1,504
The Brink's Co.	36,800	1,325
Dillard's Inc.	48,100	1,127
*Sears Holdings Corp.	6,400	959
Belo Corp. Class A	38,400	920
Nordstrom, Inc.	13,500	918
The McClatchy Co. Class A	13,900	910
ServiceMaster Co.	66,000	884
Sabre Holdings Corp.	43,200	862
Limited Brands, Inc.	36,609	784
Newell Rubbermaid, Inc.	32,660	779
Washington Post Co. Class B	600	501
Viacom Inc. Class A	13,688	441
Harte-Hanks, Inc.	6,400	190
The Toro Co.	3,500	135
*Wynn Resorts Ltd.	2,000	95
CDW Corp.	1,358	78

		518,103

Consumer Staples (6.2%)
The Procter & Gamble Co.	593,200	31,291
Altria Group, Inc.	473,500	30,616
PepsiCo, Inc.	464,800	25,067
The Coca-Cola Co.	474,000	19,790
Walgreen Co.	307,300	14,133
CVS Corp.	286,444	8,327
Anheuser-Busch Cos., Inc.	151,400	6,927
Sysco Corp.	163,300	5,910
*The Kroger Co.	277,400	5,279
Wm. Wrigley Jr. Co.	63,200	4,351
Whole Foods Market, Inc.	36,400	4,306
Safeway, Inc.	178,384	4,030
Colgate-Palmolive Co.	78,900	3,938
*Constellation Brands, Inc.
Class A	131,200	3,870
Coca-Cola Enterprises, Inc.	160,800	3,539
The Pepsi Bottling Group, Inc.	102,800	2,941
*Dean Foods Co.	82,100	2,893
Tyson Foods, Inc.	162,345	2,890
PepsiAmericas, Inc.	103,700	2,661
*Smithfield Foods, Inc.	89,300	2,435
*Del Monte Foods Co.	186,700	2,011
Church & Dwight, Inc.	51,700	1,872
*Rite Aid Corp.	417,400	1,745
Pilgrim's Pride Corp.	50,900	1,737
General Mills, Inc.	22,200	1,039
Sara Lee Corp.	44,600	884
The Hershey Co.	13,100	814
*TreeHouse Foods Inc.	16,420	468
*7-Eleven, Inc.	12,600	381
The Clorox Co.	6,420	358
ConAgra Foods, Inc.	11,200	259
Kellogg Co.	100	4
Reynolds American Inc.	53	4

		196,770

Financial Services (20.2%)
Citigroup, Inc.	1,282,844	59,305
Bank of America Corp.	975,392	44,487
American International
Group, Inc.	635,131	36,901

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
JPMorgan Chase & Co.	803,989	$28,397
Wells Fargo & Co.	366,590	22,574
American Express Co.	321,300	17,103
Fannie Mae	285,900	16,696
Wachovia Corp.	333,600	16,546
Merrill Lynch & Co., Inc.	276,800	15,227
Freddie Mac	206,600	13,477
Morgan Stanley	235,000	12,330
U.S. Bancorp	392,700	11,467
Prudential Financial, Inc.	165,200	10,847
First Data Corp.	250,995	10,075
The Goldman Sachs Group, Inc.	86,300	8,804
Lehman Brothers Holdings, Inc.	88,069	8,743
MBNA Corp.	321,500	8,410
Countrywide Financial Corp.	199,298	7,695
AFLAC Inc.	173,700	7,518
Progressive Corp. of Ohio	74,300	7,342
SLM Corp.	140,700	7,148
Capital One Financial Corp.	83,600	6,689
Washington Mutual, Inc.	157,111	6,393
Allstate Corp.	102,300	6,112
Golden West Financial Corp.	94,600	6,090
MetLife, Inc.	128,400	5,770
State Street Corp.	118,100	5,698
CIGNA Corp.	52,200	5,587
St. Paul Travelers Cos., Inc.	140,077	5,537
Legg Mason Inc.	53,100	5,528
Franklin Resources Corp.	71,600	5,512
Moody's Corp.	110,600	4,973
Loews Corp.	62,300	4,828
The Principal Financial
Group, Inc.	113,500	4,756
Bear Stearns Co., Inc.	45,700	4,750
Charles Schwab Corp.	418,700	4,723
*SunGard Data Systems, Inc.	133,600	4,699
Paychex, Inc.	127,180	4,138
Automatic Data Processing, Inc.	98,100	4,117
Sovereign Bancorp, Inc.	173,600	3,878
*Fiserv, Inc.	89,450	3,842
The Chicago Mercantile Exchange	12,890	3,809
M & T Bank Corp.	36,200	3,807
Ambac Financial Group, Inc.	53,850	3,757
The Hartford Financial
Services Group Inc.	49,200	3,679
Host Marriott Corp. REIT	209,943	3,674
Plum Creek Timber Co. Inc. REIT	100,900	3,663
Marshall & Ilsley Corp.	79,800	3,547
MGIC Investment Corp.	54,200	3,535
Zions Bancorp	47,600	3,500
Genworth Financial Inc.	113,800	3,440
MBIA, Inc.	57,000	3,381
*Providian Financial Corp.	183,200	3,230
Equifax, Inc.	88,300	3,153
Fifth Third Bancorp	75,800	3,124
*AmeriCredit Corp.	121,600	3,101
Torchmark Corp.	58,600	3,059
Catellus Development Corp. REIT	92,708	3,041
Commerce Bancorp, Inc.	99,100	3,004
*The Dun & Bradstreet Corp.	47,400	2,922
W.R. Berkley Corp.	81,300	2,901
The PMI Group Inc.	73,300	2,857
*DST Systems, Inc.	59,900	2,803
Leucadia National Corp.	71,250	2,752
*Markel Corp.	8,100	2,746
Eaton Vance Corp.	114,600	2,740
Radian Group, Inc.	57,320	2,707
*WellChoice Inc.	38,200	2,654
Commerce Bancshares, Inc.	52,100	2,626
Janus Capital Group Inc.	172,100	2,588
City National Corp.	34,200	2,452
*Conseco, Inc.	110,000	2,400
SEI Corp.	64,135	2,395
*Alleghany Corp.	8,032	2,385
Webster Financial Corp.	50,000	2,335
HCC Insurance Holdings, Inc.	61,600	2,333
Certegy, Inc.	61,000	2,331
StanCorp Financial Group, Inc.	30,200	2,313
AmerUs Group Co.	47,700	2,292
IndyMac Bancorp, Inc.	56,000	2,281
BlackRock, Inc.	27,800	2,237
Federated Investors, Inc.	73,950	2,219
Investors Financial Services Corp.	58,100	2,197
Reinsurance Group of America, Inc.	46,500	2,163
Westcorp, Inc.	41,100	2,154
The Bank of New York Co., Inc.	74,200	2,135
SunTrust Banks, Inc.	29,400	2,124
BOK Financial Corp.	45,533	2,100
Downey Financial Corp.	27,200	1,991
Transatlantic Holdings, Inc.	35,112	1,960
Marsh & McLennan Cos., Inc.	70,600	1,956
*Ameritrade Holding Corp.	100,000	1,859
Fair, Isaac, Inc.	50,800	1,854
BB&T Corp.	46,300	1,851
*CNA Financial Corp.	63,000	1,790
Total System Services, Inc.	73,550	1,773
*Instinet Group Inc.	324,726	1,702
National City Corp.	48,800	1,665
Brown & Brown, Inc.	35,800	1,609
*CapitalSource Inc.	81,700	1,604
New York Community Bancorp, Inc.	86,400	1,566
East West Bancorp, Inc.	43,801	1,471
Global Payments Inc.	18,900	1,281

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
*The First Marblehead Corp.	34,500	$1,210
ProLogis REIT	18,389	740
Assurant, Inc.	10,200	368
Mellon Financial Corp.	12,500	359
PNC Financial Services Group	3,800	207
International Bancshares Corp.	3,500	99
First Horizon National Corp.	300	13
Hudson City Bancorp, Inc.	400	5

		636,291

Health Care (14.3%)
Pfizer Inc.	1,853,760	51,127
Johnson & Johnson	744,298	48,379
*Amgen, Inc.	354,075	21,407
UnitedHealth Group Inc.	367,662	19,170
Medtronic, Inc.	330,400	17,111
Abbott Laboratories	320,000	15,683
Merck & Co., Inc.	455,200	14,020
*WellPoint Inc.	189,454	13,194
Wyeth	255,800	11,383
*Genentech, Inc.	135,700	10,894
Eli Lilly & Co.	180,100	10,033
Schering-Plough Corp.	471,300	8,983
HCA Inc.	151,621	8,592
Cardinal Health, Inc.	145,512	8,379
Bristol-Myers Squibb Co.	333,500	8,331
Aetna Inc.	98,994	8,199
*Caremark Rx, Inc.	161,623	7,195
*Gilead Sciences, Inc.	157,200	6,915
*Zimmer Holdings, Inc.	81,170	6,183
*Medco Health Solutions, Inc.	114,321	6,100
*St. Jude Medical, Inc.	139,832	6,098
*Boston Scientific Corp.	207,500	5,603
Stryker Corp.	109,200	5,194
*Genzyme Corp.-General Division	78,200	4,699
Allergan, Inc.	53,400	4,552
*Forest Laboratories, Inc.	114,700	4,456
Quest Diagnostics, Inc.	80,200	4,272
Becton, Dickinson & Co.	80,600	4,229
AmerisourceBergen Corp.	60,600	4,190
*Celgene Corp.	97,800	3,987
*Coventry Health Care Inc.	56,250	3,980
*Express Scripts Inc.	78,200	3,908
*Humana Inc.	91,100	3,620
*Hospira, Inc.	91,940	3,586
Biomet, Inc.	103,175	3,574
*Laboratory Corp. of
America Holdings	71,600	3,573
Health Management
Associates Class A	135,368	3,544
*Sepracor Inc.	58,700	3,523
*Biogen Idec Inc.	99,340	3,422
IMS Health, Inc.	135,552	3,358
*Patterson Cos	73,530	3,315
McKesson Corp.	73,424	3,289
Mylan Laboratories, Inc.	159,637	3,071
Beckman Coulter, Inc.	47,600	3,026
*Health Net Inc.	78,400	2,992
DENTSPLY International Inc.	54,600	2,948
*Henry Schein, Inc.	70,200	2,915
*IVAX Corp.	133,093	2,862
*Varian Medical Systems, Inc.	76,000	2,837
*Barr Pharmaceuticals Inc.	58,025	2,828
Universal Health
Services Class B	45,300	2,817
*Lincare Holdings, Inc.	66,500	2,716
*Millipore Corp.	46,200	2,621
*Tenet Healthcare Corp.	202,705	2,481
*Watson Pharmaceuticals, Inc.	78,500	2,320
*Endo Pharmaceuticals
Holdings, Inc.	86,000	2,260
*MedImmune Inc.	84,000	2,244
*Kinetic Concepts, Inc.	34,600	2,076
*Stericycle, Inc.	40,000	2,013
C.R. Bard, Inc.	29,300	1,949
Cooper Cos., Inc.	31,600	1,923
*American Pharmaceuticals
Partners, Inc.	44,198	1,823
*Chiron Corp.	51,740	1,805
*Eon Labs, Inc.	58,300	1,786
Omnicare, Inc.	40,900	1,735
Guidant Corp.	21,100	1,420
Baxter International, Inc.	33,300	1,235
Bausch & Lomb, Inc.	9,600	797
*DaVita, Inc.	4,000	182

		450,932

Integrated Oils (4.6%)
ExxonMobil Corp.	1,650,334	94,845
Chevron Corp.	483,038	27,011
ConocoPhillips Co.	284,048	16,330
Amerada Hess Corp.	37,800	4,026
Occidental Petroleum Corp.	43,900	3,377
Marathon Oil Corp.	5,900	315

		145,904

Other Energy (4.1%)
Devon Energy Corp.	170,222	8,627
Burlington Resources, Inc.	141,300	7,805
Apache Corp.	115,462	7,459
Anadarko Petroleum Corp.	89,408	7,345
Valero Energy Corp.	91,100	7,207
Baker Hughes, Inc.	126,480	6,471
EOG Resources, Inc.	96,800	5,498
XTO Energy, Inc.	161,133	5,477
Williams Cos., Inc.	252,300	4,794
*National-Oilwell Varco Inc.	89,723	4,265

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
BJ Services Co.	76,700	$4,025
Peabody Energy Corp.	68,700	3,575
Pioneer Natural Resources Co.	83,600	3,518
*Newfield Exploration Co.	85,600	3,415
Smith International, Inc.	53,400	3,402
ENSCO International, Inc.	94,800	3,389
Noble Energy, Inc.	43,800	3,313
Premcor, Inc.	43,000	3,190
Kerr-McGee Corp.	41,537	3,170
Patterson-UTI Energy, Inc.	110,900	3,086
*Pride International, Inc.	116,900	3,004
*Grant Prideco, Inc.	112,300	2,970
*Reliant Energy, Inc.	239,200	2,961
Pogo Producing Co.	53,800	2,793
Rowan Cos., Inc.	88,800	2,638
*Cooper Cameron Corp.	41,800	2,594
*NRG Energy, Inc.	61,200	2,301
*FMC Technologies Inc.	69,725	2,229
*Dynegy, Inc.	424,300	2,062
Arch Coal, Inc.	32,600	1,776
Halliburton Co.	25,500	1,219
Massey Energy Co.	23,700	894
Chesapeake Energy Corp.	25,200	575
Diamond Offshore Drilling, Inc.	5,800	310

		127,357

Materials & Processing (3.6%)
E.I. du Pont de Nemours & Co.	175,000	7,527
Dow Chemical Co.	159,800	7,116
Alcoa Inc.	242,128	6,327
Monsanto Co.	98,467	6,191
Newmont Mining Corp.
(Holding Co.)	153,156	5,978
Praxair, Inc.	118,200	5,508
Archer-Daniels-Midland Co.	248,073	5,304
American Standard Cos., Inc.	95,700	4,012
Phelps Dodge Corp.	42,200	3,904
Nucor Corp.	79,800	3,640
Fluor Corp.	61,600	3,548
The St. Joe Co.	43,200	3,523
Precision Castparts Corp.	44,600	3,474
Georgia Pacific Group	108,642	3,455
*Energizer Holdings, Inc.	49,128	3,054
Lyondell Chemical Co.	112,500	2,972
*Owens-Illinois, Inc.	118,100	2,958
*Jacobs Engineering Group Inc.	50,500	2,841
Martin Marietta Materials, Inc.	40,300	2,786
Freeport-McMoRan
Copper & Gold, Inc. Class B	72,900	2,729
Sigma-Aldrich Corp.	47,000	2,634
United States Steel Corp.	74,600	2,564
*Sealed Air Corp.	50,136	2,496
*Pactiv Corp.	111,700	2,410
AptarGroup Inc.	46,000	2,337
Airgas, Inc.	90,000	2,220
Cytec Industries, Inc.	54,000	2,149
*Scotts Miracle-Gro Co.	29,000	2,065
Forest City Enterprise Class A	28,500	2,024
Packaging Corp. of America	91,200	1,920
Smurfit-Stone Container Corp.	144,765	1,472
International Paper Co.	34,600	1,045
Florida Rock Industries, Inc.	4,200	308

		112,491

Producer Durables (4.9%)
United Technologies Corp.	287,400	14,758
The Boeing Co.	207,770	13,713
Applied Materials, Inc.	516,300	8,354
Lockheed Martin Corp.	116,800	7,577
Illinois Tool Works, Inc.	84,500	6,733
D. R. Horton, Inc.	132,566	4,986
Danaher Corp.	93,800	4,909
Centex Corp.	63,700	4,502
Emerson Electric Co.	71,200	4,459
Rockwell Collins, Inc.	92,000	4,387
Pulte Homes, Inc.	50,400	4,246
*Agilent Technologies, Inc.	183,525	4,225
*Xerox Corp.	305,400	4,211
Caterpillar, Inc.	44,000	4,194
Northrop Grumman Corp.	72,268	3,993
KLA-Tencor Corp.	80,300	3,509
Lennar Corp. Class A	54,600	3,464
*NVR, Inc.	4,200	3,402
*Toll Brothers, Inc.	32,300	3,280
*Lexmark International, Inc.	50,300	3,261
Ryland Group, Inc.	37,500	2,845
*LAM Research Corp.	97,208	2,813
Molex, Inc.	104,756	2,728
*Waters Corp.	72,900	2,710
American Power
Conversion Corp.	109,800	2,590
*American Tower Corp. Class A	121,500	2,554
*Thermo Electron Corp.	93,034	2,500
Ametek, Inc.	59,400	2,486
*Hovnanian Enterprises Inc.
Class A	37,900	2,471
*Alliant Techsystems, Inc.	33,700	2,379
W.W. Grainger, Inc.	43,400	2,378
Herman Miller, Inc.	75,300	2,322
IDEX Corp.	57,600	2,224
*Mettler-Toledo International Inc.	44,100	2,054
Donaldson Co., Inc.	59,300	1,799
Roper Industries Inc.	24,600	1,756
*Teradyne, Inc.	110,200	1,319
Pentair, Inc.	15,800	676
Lennar Corp. Class B	8,300	488

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
Deere & Co.	6,500	$426
Novellus Systems, Inc.	13,100	324
Pall Corp.	4,200	128

		154,133

Technology (14.2%)
Microsoft Corp.	2,245,500	55,778
Intel Corp.	1,536,700	40,046
*Cisco Systems, Inc.	1,793,300	34,270
International Business
Machines Corp.	394,158	29,247
*Dell Inc.	681,800	26,938
Texas Instruments, Inc.	521,900	14,650
*Oracle Corp.	1,099,848	14,518
Hewlett-Packard Co.	576,758	13,560
QUALCOMM Inc.	384,120	12,680
*EMC Corp.	747,800	10,252
*Apple Computer, Inc.	263,600	9,703
*Corning, Inc.	478,200	7,948
Motorola, Inc.	420,446	7,677
General Dynamics Corp.	59,700	6,540
Adobe Systems, Inc.	188,800	5,403
Analog Devices, Inc.	144,366	5,386
Computer Associates
International, Inc.	180,766	4,967
*Symantec Corp.	218,600	4,752
*Sun Microsystems, Inc.	1,229,900	4,588
Linear Technology Corp.	124,200	4,557
*Lucent Technologies, Inc.	1,542,354	4,488
*Veritas Software Corp.	183,200	4,470
Maxim Integrated Products, Inc.	113,700	4,344
*Network Appliance, Inc.	144,963	4,098
Autodesk, Inc.	116,988	4,021
*NCR Corp.	110,474	3,880
L-3 Communications
Holdings, Inc.	49,400	3,783
*Broadcom Corp.	105,500	3,746
Xilinx, Inc.	146,400	3,733
National Semiconductor Corp.	166,600	3,670
*Computer Sciences Corp.	78,900	3,448
*Altera Corp.	171,276	3,395
*Advanced Micro Devices, Inc.	189,600	3,288
Scientific-Atlanta, Inc.	97,400	3,240
*Intuit, Inc.	71,300	3,216
*Comverse Technology, Inc.	133,396	3,155
*Storage Technology Corp.	85,700	3,110
*Jabil Circuit, Inc.	98,100	3,015
*Juniper Networks, Inc.	119,000	2,996
Microchip Technology, Inc.	100,800	2,986
*Affiliated Computer
Services, Inc. Class A	58,400	2,984
*NVIDIA Corp.	103,800	2,774
*Tellabs, Inc.	293,900	2,557
*QLogic Corp.	82,000	2,531
*Micron Technology, Inc.	244,000	2,491
*Arrow Electronics, Inc.	91,500	2,485
*ADC Telecommunications, Inc.	112,343	2,446
*SanDisk Corp.	101,200	2,401
*Avnet, Inc.	105,400	2,375
*Cadence Design Systems, Inc.	173,000	2,363
Siebel Systems, Inc.	262,549	2,337
Amphenol Corp.	57,400	2,306
*Compuware Corp.	294,562	2,118
*Ingram Micro, Inc. Class A	125,000	1,958
*Mercury Interactive Corp.	50,500	1,937
*Solectron Corp.	505,700	1,917
*BMC Software, Inc.	106,100	1,904
*Zebra Technologies Corp. Class A	42,757	1,872
*FLIR Systems, Inc.	62,070	1,852
*Western Digital Corp.	136,500	1,832
Reynolds & Reynolds Class A	65,200	1,762
*Ceridian Corp.	89,900	1,751
*Avaya Inc.	207,600	1,727
*Sanmina-SCI Corp.	305,046	1,669
Intersil Corp.	85,600	1,607
*Synopsys, Inc.	96,154	1,603
Symbol Technologies, Inc.	158,300	1,562
*Citrix Systems, Inc.	71,356	1,546
*LSI Logic Corp.	180,700	1,534
*Freescale Semiconductor, Inc.
Class B	43,111	913
*BEA Systems, Inc.	67,300	591
Applera Corp.-Applied
Biosystems Group	19,800	389
Harris Corp.	1,800	56
*JDS Uniphase Corp.	20,000	30

		447,722

Utilities (5.4%)
Verizon Communications Inc.	604,142	20,873
SBC Communications Inc.	681,220	16,179
*Nextel Communications, Inc.	310,388	10,029
*Comcast Corp. Class A	315,957	9,700
*Comcast Corp. Special Class A	282,232	8,453
BellSouth Corp.	309,700	8,229
Edison International	147,200	5,969
PG&E Corp.	149,700	5,620
Sprint Corp.	214,750	5,388
*AES Corp.	300,800	4,927
Kinder Morgan, Inc.	52,000	4,326
Exelon Corp.	79,600	4,086
Questar Corp.	50,800	3,348
CenturyTel, Inc.	92,600	3,207
SCANA Corp.	74,200	3,169

Tax-Managed Capital Appreciation Fund	Shares	Market Value^ (000)
Constellation Energy Group, Inc.	53,900	$3,109
*NTL Inc.	45,296	3,099
*Cablevision Systems
NY Group Class A	95,544	3,077
Wisconsin Energy Corp.	74,800	2,917
*Qwest Communications
International Inc.	771,679	2,863
NSTAR	92,000	2,836
CenterPoint Energy Inc.	208,900	2,760
FirstEnergy Corp.	55,900	2,689
ALLTEL Corp.	42,953	2,675
Citizens Communications Co.	195,702	2,630
Aqua America, Inc.	85,900	2,555
Duke Energy Corp.	84,900	2,524
*U.S. Cellular Corp.	48,100	2,402
Energen Corp.	65,700	2,303
Northeast Utilities	107,400	2,240
Southern Co.	64,200	2,226
DPL Inc.	75,000	2,059
*Western Wireless Corp. Class A	47,900	2,026
PanAmSat Holding Corp.	98,400	2,018
Dominion Resources, Inc.	27,139	1,992
Telephone & Data Systems, Inc.	39,400	1,608
TXU Corp.	19,100	1,587
Telephone & Data Systems, Inc.
Special Common Shares	33,200	1,273
NiSource, Inc.	35,920	888
AT&T Corp.	35,017	667
Cinergy Corp.	5,700	255
Western Gas Resources, Inc.	5,500	192
PNM Resources Inc.	5,400	156

		171,129

Other (3.8%)
General Electric Co.	2,667,734	92,437
3M Co.	154,200	11,149
ITT Industries, Inc.	45,000	4,393
Honeywell International Inc.	106,800	3,912
Brunswick Corp.	56,400	2,443
SPX Corp.	48,300	2,221
Carlisle Co., Inc.	31,500	2,162
Wesco Financial Corp.	4,930	1,775

		120,492

TOTAL COMMON STOCKS
(Cost $2,007,189)		3,146,395

TEMPORARY CASH INVESTMENT (0.0%)

Vanguard Market
Liquidity Fund, 3.139%**
(Cost $441)	440,516	441

TOTAL INVESTMENTS (99.9%)
(Cost $2,007,630)		3,146,836

OTHER ASSETS AND LIABILITIES (0.1%)

Other Assets--Note B		$11,127
Liabilities		(8,696)

		2,431

NET ASSETS (100%)		$3,149,267

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT–Real Estate Investment Trust.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Amount (000)
Paid-in Capital	$2,561,254
Undistributed Net Investment Income	15,068
Accumulated Net Realized Losses	(566,261)
Unrealized Appreciation	1,139,206

NET ASSETS	$3,149,267

Investor Shares--Net Assets
Applicable to 50,516,197 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,424,196

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$28.19

Admiral Shares--Net Assets
Applicable to 27,065,972 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,536,339

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$56.76

Institutional Shares--Net Assets
Applicable to 6,690,571 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$188,732

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$28.21

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
COMMON STOCKS (100.1%)

Auto & Transportation (4.4%)
Oshkosh Truck Corp.	100,462	$7,864
Polaris Industries, Inc.	117,081	6,322
*Landstar System, Inc.	164,993	4,970
*Kansas City Southern	223,318	4,507
Heartland Express, Inc.	166,899	3,243
Knight Transportation, Inc.	128,635	3,130
*Kirby Corp.	64,659	2,916
Skywest, Inc.	158,307	2,878
Winnebago Industries, Inc.	83,254	2,727
Forward Air Corp.	88,227	2,494
*Offshore Logistics, Inc.	63,979	2,101
*EGL, Inc.	103,300	2,099
Arkansas Best Corp.	65,752	2,091
Wabash National Corp.	84,794	2,055
*TBC Corp.	61,131	1,658
Superior Industries
International, Inc.	67,100	1,590
*Fleetwood Enterprises, Inc.	152,430	1,547
Monaco Coach Corp.	81,150	1,395
*AAR Corp.	88,700	1,393
*Old Dominion Freight Line, Inc.	51,687	1,387
*Frontier Airlines, Inc.	98,200	1,014
Arctic Cat, Inc.	43,520	893
*Mesa Air Group Inc.	84,673	568
Standard Motor Products, Inc.	42,064	555
Coachmen Industries, Inc.	41,570	521

		61,918

Consumer Discretionary (18.8%)
*Panera Bread Co.	83,440	5,180
*Quiksilver, Inc.	316,753	5,062
*Sonic Corp.	164,951	5,036
SCP Pool Corp.	143,307	5,029
*Take-Two Interactive
Software, Inc.	192,399	4,897
*Men's Wearhouse, Inc.	140,758	4,846
*Waste Connections, Inc.	129,607	4,833
*Tractor Supply Co.	97,005	4,763
The Toro Co.	118,460	4,574
*United Stationers, Inc.	90,467	4,442
*Zale Corp.	140,077	4,439
*P.F. Chang's China Bistro, Inc.	70,823	4,177
*CEC Entertainment Inc.	98,396	4,141
*Guitar Center, Inc.	69,905	4,080
*Spectrum Brands Inc	117,925	3,892
Wolverine World Wide, Inc.	157,268	3,776
*Jack in the Box Inc.	98,712	3,743
Burlington Coat Factory
Warehouse Corp.	86,775	3,700
Arbitron Inc.	85,565	3,671
*Argosy Gaming Co.	76,924	3,585
*Fossil, Inc.	154,129	3,499
*Labor Ready, Inc.	142,000	3,310
*Aztar Corp.	95,479	3,270
Ethan Allen Interiors, Inc.	96,661	3,239
*THQ Inc.	109,904	3,217
*United Natural Foods, Inc.	105,554	3,206
*Electronics Boutique
Holdings Corp.	49,078	3,116
Aaron Rents, Inc. Class B	121,287	3,019
*GameStop Corp.	91,100	2,980
*Linens `n Things, Inc.	124,013	2,934
*School Specialty, Inc.	62,679	2,915
*Rare Hospitality International Inc.	94,334	2,874
Chemed Corp.	68,568	2,803
Phillips-Van Heusen Corp.	84,583	2,765
*Shuffle Master, Inc.	97,616	2,736
ADVO, Inc.	85,531	2,724
*Insight Enterprises, Inc.	134,937	2,723
K-Swiss, Inc.	83,014	2,685
*The Children's Place
Retail Stores, Inc.	57,089	2,664
Nautilus Inc.	85,690	2,442
*Hibbett Sporting Goods, Inc.	64,338	2,435
*WMS Industries, Inc.	71,580	2,416
Finish Line, Inc.	126,638	2,396
*Hot Topic, Inc.	125,032	2,391
IHOP Corp.	54,817	2,379
ABM Industries Inc.	121,883	2,377
Watson Wyatt & Co. Holdings	89,168	2,285
*Genesco, Inc.	61,590	2,284
*Too Inc.	94,100	2,199
G & K Services, Inc. Class A	57,890	2,184
*Select Comfort Corp.	101,357	2,172
*Stage Stores, Inc.	49,647	2,165
*Pinnacle Entertainment, Inc.	109,753	2,147
The Pep Boys
(Manny, Moe & Jack)	154,890	2,097
*Tetra Tech, Inc.	154,717	2,093
Sonic Automotive, Inc.	98,319	2,090
La-Z-Boy Inc.	142,984	2,083
Stein Mart, Inc.	93,757	2,063
Movie Gallery, Inc.	77,921	2,059
*Global Imaging Systems, Inc.	64,580	2,058
Kellwood Co.	76,190	2,050
*ShopKo Stores, Inc.	81,533	1,982
Brown Shoe Co., Inc.	49,900	1,953
MAXIMUS, Inc.	54,800	1,934
Landry's Restaurants, Inc.	63,131	1,900
Russell Corp.	89,500	1,830
Oxford Industries, Inc.	42,200	1,817

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
Fred's, Inc.	108,400	$1,797
Christopher & Banks Corp.	98,059	1,791
Cato Corp. Class A	85,200	1,759
Viad Corp.	60,750	1,722
Pre-Paid Legal Services, Inc.	37,920	1,693
*Jo-Ann Stores, Inc.	62,652	1,653
Lone Star Steakhouse &
Saloon, Inc.	54,283	1,651
*K2 Inc.	128,855	1,634
Triarc Cos., Inc. Class B	108,522	1,613
*The Dress Barn, Inc.	71,151	1,610
*Ryan's Restaurant Group, Inc.	114,890	1,610
The Marcus Corp.	75,500	1,602
*Coinstar, Inc.	69,189	1,570
*Papa John's International, Inc.	39,100	1,563
*Group 1 Automotive, Inc.	63,976	1,538
Administaff, Inc.	64,300	1,528
World Fuel Services Corp.	63,056	1,476
*GameStop Corp. Class B	48,757	1,458
*Consolidated Graphics, Inc.	35,060	1,429
*Steak n Shake Co.	76,300	1,421
*Heidrick & Struggles
International, Inc.	53,206	1,388
*JAKKS Pacific, Inc.	72,183	1,387
The Stride Rite Corp.	99,000	1,365
Bowne & Co., Inc.	93,000	1,345
*Cross Country Healthcare, Inc.	72,172	1,227
Central Parking Corp.	86,477	1,189
*The Gymboree Corp.	84,900	1,160
*O'Charley's Inc.	59,991	1,059
*Vertrue Inc.	26,984	1,051
*Midas Inc.	40,927	941
CDI Corp.	42,900	940
Haverty Furniture Cos., Inc.	62,750	927
*SOURCECORP, Inc.	43,300	858
Oshkosh B' Gosh, Inc. Class A	32,392	842
*Volt Information Sciences Inc.	32,756	777
Thomas Nelson, Inc.	35,700	777
Lawson Products, Inc.	19,502	757
*4Kids Entertainment Inc.	37,007	736
*J. Jill Group, Inc.	52,732	725
National Presto Industries, Inc.	16,040	707
Triarc Cos., Inc. Class A	43,900	707
*Cost Plus, Inc.	27,700	691
Angelica Corp.	25,100	615
Libbey, Inc.	38,315	606
*Pegasus Solutions Inc.	53,784	600
Bassett Furniture Industries, Inc.	30,545	576
Goody's Family Clothing	73,155	540
*Multimedia Games Inc.	46,574	513
Action Performance Cos., Inc.	51,800	457
Sturm, Ruger & Co., Inc.	53,150	445
CPI Corp.	21,500	388
*Department 56 Inc.	37,800	387
Haggar Corp.	17,800	362
*Miva Inc.	78,061	362
Hancock Fabrics, Inc.	54,426	361
*On Assignment, Inc.	71,020	354
*Ashworth, Inc.	38,621	348
*Bally Total Fitness Holding Corp.	97,468	316
*Spherion Corp.	45,100	298
Fedders Corp.	75,740	167
*Applica Inc.	19,400	63
Startek, Inc.	500	8

		266,266

Consumer Staples (2.8%)
*NBTY, Inc.	167,579	4,347
*Performance Food Group Co.	128,215	3,873
Longs Drug Stores, Inc.	89,854	3,868
Flowers Foods, Inc.	104,165	3,683
Ralcorp Holdings, Inc.	80,997	3,333
Casey's General Stores, Inc.	137,887	2,733
*TreeHouse Foods Inc.	80,700	2,301
*The Great Atlantic &
Pacific Tea Co., Inc.	77,588	2,255
Sanderson Farms, Inc.	42,439	1,928
*Hain Celestial Group, Inc.	91,100	1,776
Alliance One International, Inc.	238,000	1,430
Lance, Inc.	77,698	1,337
Schweitzer-Mauduit
International, Inc.	41,603	1,295
Nash-Finch Co.	34,732	1,276
J & J Snack Foods Corp.	21,607	1,131
*Peet's Coffee & Tea Inc.	33,400	1,104
American Italian Pasta Co.	50,300	1,057
Nature's Sunshine Inc.	37,705	658

		39,385

Financial Services (17.3%)
New Century REIT, Inc.	140,158	7,211
Global Payments Inc.	97,653	6,621
Shurgard Storage Centers, Inc.
Class A REIT	127,416	5,856
The South Financial Group, Inc.	199,401	5,667
Whitney Holdings Corp.	172,520	5,629
Essex Property Trust, Inc. REIT	62,755	5,212
East West Bancorp, Inc.	143,796	4,830
*Philadelphia Consolidated
Holding Corp.	56,183	4,762
Downey Financial Corp.	64,934	4,753
Fremont General Corp.	194,507	4,732
Colonial Properties Trust REIT	106,679	4,694
Hudson United Bancorp	122,731	4,431

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
First Midwest Bancorp, Inc.	125,445	$4,412
Capital Automotive REIT	114,061	4,354
Amegy Bancorporation, Inc.	192,311	4,304
First BanCorp Puerto Rico	104,993	4,215
Zenith National Insurance Corp.	60,935	4,135
UCBH Holdings, Inc.	249,481	4,052
United Bankshares, Inc.	107,025	3,811
FactSet Research Systems Inc.	106,309	3,810
Selective Insurance Group	76,864	3,809
Kilroy Realty Corp. REIT	78,824	3,743
MAF Bancorp, Inc.	86,315	3,680
Delphi Financial Group, Inc.	81,701	3,607
Commercial Federal Corp.	106,600	3,590
*Kronos, Inc.	87,261	3,524
Gables Residential Trust REIT	80,418	3,476
Chittenden Corp.	127,138	3,458
Hilb, Rogal and Hamilton Co.	98,616	3,392
Wintrust Financial Corp.	64,314	3,367
*ProAssurance Corp.	79,984	3,340
UICI	110,547	3,291
Lexington Corporate
Properties Trust REIT	133,256	3,239
Entertainment Properties
Trust REIT	69,185	3,183
Susquehanna Bancshares, Inc.	127,727	3,141
Central Pacific Financial Co.	83,024	2,956
LandAmerica Financial
Group, Inc.	49,720	2,952
Commercial Net Lease
Realty REIT	142,581	2,919
Provident Bankshares Corp.	90,911	2,901
John H. Harland Co.	76,090	2,891
Republic Bancorp, Inc.	192,854	2,889
Umpqua Holdings Corp.	122,420	2,882
R.L.I. Corp.	63,244	2,821
Brookline Bancorp, Inc.	169,365	2,754
BankAtlantic Bancorp, Inc.
Class A	144,620	2,740
*First Federal Financial Corp.	45,384	2,705
TrustCo Bank NY	204,811	2,675
EastGroup Properties, Inc. REIT	58,970	2,483
Flagstar Bancorp, Inc.	128,451	2,432
*Investment Technology Group, Inc.	115,100	2,419
*eFunds Corp.	130,756	2,352
CRT Properties, Inc. REIT	86,056	2,349
*Sterling Financial Corp.	62,641	2,343
*Digital Insight Corp.	97,522	2,333
First Republic Bank	65,068	2,299
BankUnited Financial Corp.	77,083	2,084
Stewart Information
Services Corp.	49,584	2,083
Community Bank System, Inc.	84,235	2,054
Glenborough Realty
Trust, Inc. REIT	98,700	2,032
Infinity Property & Casualty Corp.	56,674	1,977
Sovran Self Storage, Inc. REIT	43,460	1,976
Sterling Bancshares, Inc.	123,782	1,926
Parkway Properties Inc. REIT	38,500	1,925
Boston Private Financial
Holdings, Inc.	75,937	1,914
*NCO Group, Inc.	87,718	1,897
Financial Federal Corp.	47,700	1,843
PrivateBancorp, Inc.	51,451	1,820
NDCHealth Corp.	98,800	1,775
Anchor Bancorp Wisconsin Inc.	57,392	1,737
Cash America International Inc.	80,500	1,620
Acadia Realty Trust REIT	86,062	1,605
Gold Banc Corp., Inc.	110,248	1,604
*World Acceptance Corp.	52,460	1,576
Dime Community Bancshares	92,608	1,408
Irwin Financial Corp.	63,407	1,407
Presidential Life Corp.	70,578	1,208
*Piper Jaffray Cos., Inc.	34,800	1,059
*iPayment Holdings, Inc.	28,561	1,043
Nara Bancorp, Inc.	64,133	941
SWS Group, Inc.	44,272	761
*Carreker Corp.	64,810	355
*PRG-Schultz International, Inc.	118,874	335
*SCPIE Holdings Inc.	28,100	320
*Rewards Network Inc.	45,900	248

		244,959

Health Care (12.4%)
Cooper Cos., Inc.	119,044	7,245
*Respironics, Inc.	194,660	7,029
*Pharmaceutical Product
Development, Inc.	144,642	6,778
*ResMed Inc.	94,294	6,222
*Cerner Corp.	89,901	6,110
*Accredo Health, Inc.	134,370	6,100
*IDEXX Laboratories Corp.	91,149	5,681
*AMERIGROUP Corp.	139,109	5,592
*Sierra Health Services, Inc.	73,127	5,226
Medicis Pharmaceutical Corp.	148,829	4,722
*Pediatrix Medical Group, Inc.	62,401	4,589
*MGI Pharma, Inc.	195,652	4,257
Mentor Corp.	99,543	4,129
*Sybron Dental Specialties, Inc.	109,703	4,127
*United Surgical Partners
International, Inc.	78,990	4,114
*American Healthways Inc.	90,640	3,831
Invacare Corp.	86,233	3,825
*Centene Corp.	113,808	3,822
*Immucor Inc.	123,699	3,581
Owens & Minor, Inc. Holding Co.	108,481	3,509

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
*American Medical
Systems Holdings, Inc.	168,140	$3,472
Diagnostic Products Corp.	72,039	3,410
*Haemonetics Corp.	71,248	2,896
*Sunrise Senior Living, Inc.	51,690	2,790
PolyMedica Corp.	76,147	2,715
*Cyberonics, Inc.	61,698	2,677
*Biosite Inc.	46,128	2,536
*CONMED Corp.	82,001	2,523
*Priority Healthcare Corp. Class B	99,043	2,512
LCA-Vision Inc.	49,400	2,394
*Hologic, Inc.	58,475	2,324
*ArthroCare Corp.	65,391	2,285
*AmSurg Corp.	80,283	2,223
*Advanced Neuromodulation
Systems, Inc.	54,315	2,155
*Integra LifeSciences Holdings	67,634	1,975
*SurModics, Inc.	45,379	1,968
*LabOne, Inc.	47,360	1,885
Alpharma, Inc. Class A	129,100	1,868
*Viasys Healthcare Inc.	81,100	1,832
*SFBC International, Inc.	46,261	1,787
*Connetics Corp.	98,771	1,742
Analogic Corp.	34,499	1,736
*Amedisys Inc.	41,914	1,541
*DJ Orthopedics Inc.	54,536	1,496
*Enzo Biochem, Inc.	82,556	1,480
*PAREXEL International Corp.	71,923	1,428
*Wilson Greatbatch
Technologies, Inc.	58,819	1,406
Healthcare Services Group, Inc.	62,295	1,251
Datascope Corp.	37,258	1,243
*RehabCare Group, Inc.	45,600	1,219
*ICU Medical, Inc.	37,430	1,204
*Gentiva Health Services, Inc.	65,800	1,175
*Noven Pharmaceuticals, Inc.	64,401	1,126
*Merit Medical Systems, Inc.	72,921	1,124
*Regeneron Pharmaceuticals, Inc.	132,148	1,109
Vital Signs, Inc.	25,213	1,092
*Kensey Nash Corp.	31,323	947
*Savient Pharmaceuticals Inc.	168,975	745
*Odyssey Healthcare, Inc.	47,825	690
*ArQule, Inc.	85,573	554
*Possis Medical Inc.	48,820	495
*CryoLife Inc.	62,690	486
*Bradley Pharmaceuticals, Inc.	41,980	451
Hooper Holmes, Inc.	108,700	451
*Theragenics Corp.	88,100	284
BioLase Technology, Inc.	10,078	64

		175,255

Other Energy (5.9%)
*Cimarex Energy Co.	221,179	8,606
Massey Energy Co.	208,352	7,859
*Cal Dive International, Inc.	105,129	5,506
*Unit Corp.	114,073	5,020
Vintage Petroleum, Inc.	164,731	5,019
Cabot Oil & Gas Corp.	133,126	4,619
St. Mary Land & Exploration Co.	156,881	4,546
Frontier Oil Corp.	148,982	4,373
*SEACOR Holdings Inc.	67,158	4,318
*Stone Energy Corp.	69,584	3,403
*Hydrill Co.	58,488	3,179
CARBO Ceramics Inc.	39,512	3,120
*Spinnaker Exploration Co.	83,590	2,967
*Swift Energy Co.	77,048	2,760
*Oceaneering International, Inc.	70,281	2,716
*Veritas DGC Inc.	91,559	2,540
*Remington Oil & Gas Corp.	69,302	2,474
*Atwood Oceanics, Inc.	36,969	2,276
Penn Virginia Corp.	50,945	2,276
*TETRA Technologies, Inc.	61,637	1,963
*W-H Energy Services, Inc.	76,397	1,905
*Input/Output, Inc.	187,840	1,180
*Dril-Quip, Inc.	32,900	954
*Petroleum Development Corp.	16,700	532

		84,111

Materials & Processing (11.5%)
Florida Rock Industries, Inc.	102,282	7,502
The Timken Co.	250,042	5,776
Hughes Supply, Inc.	181,091	5,089
AptarGroup Inc.	97,185	4,937
Corn Products International, Inc.	205,970	4,894
*Shaw Group, Inc.	210,949	4,538
*URS Corp.	116,343	4,345
Clarcor Inc.	140,333	4,105
Commercial Metals Co.	163,307	3,890
Brady Corp. Class A	122,294	3,791
*Armor Holdings, Inc.	93,902	3,719
*Lone Star Technologies, Inc.	80,777	3,675
Quanex Corp.	68,349	3,623
Simpson Manufacturing Co.	115,825	3,538
*Maverick Tube Corp.	116,905	3,484
Carpenter Technology Corp.	66,643	3,452
Texas Industries, Inc.	61,332	3,449
Cleveland-Cliffs Inc.	59,358	3,429
Lennox International Inc.	151,765	3,213
Acuity Brands, Inc.	119,403	3,067
Reliance Steel & Aluminum Co.	81,483	3,021
Watsco, Inc.	69,187	2,947
Georgia Gulf Corp.	93,279	2,896
Albany International Corp.	87,178	2,799

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
Mueller Industries Inc.	100,553	$2,725
H.B. Fuller Co.	78,773	2,683
Building Materials Holding Corp.	37,784	2,618
Delta & Pine Land Co.	103,100	2,584
MacDermid, Inc.	75,500	2,353
Kaydon Corp.	77,741	2,165
*EMCOR Group, Inc.	42,020	2,055
Universal Forest Products, Inc.	46,877	1,943
Barnes Group, Inc.	58,178	1,926
*RTI International Metals, Inc.	59,898	1,881
*Rogers Corp.	45,866	1,860
*Aleris International Inc	76,728	1,730
Wausau Paper Corp.	141,789	1,699
*PolyOne Corp.	251,670	1,666
*Griffon Corp.	73,065	1,622
*Ceradyne, Inc.	66,828	1,608
Arch Chemicals, Inc.	64,345	1,606
*Century Aluminum Co.	75,423	1,539
A. Schulman Inc.	84,493	1,512
ElkCorp	52,197	1,490
Valmont Industries, Inc.	55,700	1,437
Tredegar Corp.	91,100	1,421
*OM Group, Inc.	57,000	1,407
*Mobile Mini, Inc.	40,364	1,392
Cambrex Corp.	71,800	1,368
AMCOL International Corp.	70,881	1,332
Deltic Timber Corp.	33,595	1,278
Neenah Paper Inc.	41,100	1,273
WD-40 Co.	45,394	1,268
*Insituform Technologies Inc.
Class A	73,373	1,176
Rock-Tenn Co.	92,000	1,164
Apogee Enterprises, Inc.	75,200	1,156
The Standard Register Co.	72,270	1,143
Chesapeake Corp. of Virginia	54,075	1,132
Myers Industries, Inc.	90,180	1,127
*Interface, Inc.	135,665	1,092
Ryerson Tull, Inc.	68,993	985
Wellman, Inc.	88,545	902
*Caraustar Industries, Inc.	78,686	826
*Buckeye Technology, Inc.	92,100	734
Steel Technologies, Inc.	33,390	564
*A.M. Castle & Co.	35,700	552
*Material Sciences Corp.	37,425	545
*Brush Engineered Materials Inc.	38,200	545
*Omnova Solutions Inc.	112,800	526
Pope & Talbot, Inc.	45,100	501
Quaker Chemical Corp.	27,000	471
Penford Corp.	24,804	397
*Lydall, Inc.	44,200	381
*Wolverine Tube, Inc.	26,900	158

		162,697

Producer Durables (11.7%)
*NVR, Inc.	15,140	12,263
MDC Holdings, Inc.	103,186	8,487
Roper Industries Inc.	115,567	8,248
Standard Pacific Corp.	92,419	8,128
IDEX Corp.	139,305	5,379
*Meritage Corp.	65,903	5,239
Briggs & Stratton Corp.	141,140	4,886
Engineered Support Systems, Inc.	112,081	4,016
*Headwaters Inc.	111,526	3,834
JLG Industries, Inc.	137,613	3,782
*Varian Semiconductor
Equipment Associates, Inc.	100,089	3,703
*CUNO Inc.	47,211	3,373
The Manitowoc Co., Inc.	81,344	3,337
*Moog Inc.	100,714	3,171
Curtiss-Wright Corp.	58,705	3,167
Cognex Corp.	120,528	3,157
*ATMI, Inc.	102,852	2,984
*Teledyne Technologies, Inc.	91,088	2,968
*Itron, Inc.	63,277	2,827
*Esterline Technologies Corp.	68,731	2,755
Belden CDT Inc.	128,900	2,733
*Cymer, Inc.	101,156	2,665
Watts Water Technologies, Inc.	79,142	2,650
Woodward Governor Co.	29,135	2,448
Applied Industrial Technology, Inc.	74,642	2,410
*Gardner Denver Inc.	68,407	2,400
*Dionex Corp.	53,834	2,348
Regal-Beloit Corp.	79,800	2,327
*Photronics Inc.	99,080	2,313
Baldor Electric Co.	83,460	2,030
*Champion Enterprises, Inc.	202,131	2,009
*Paxar Corp.	104,056	1,847
MTS Systems Corp.	54,734	1,838
*Brooks Automation, Inc.	123,276	1,831
*FEI Co.	79,900	1,823
A.O. Smith Corp.	67,386	1,800
Stewart & Stevenson
Services, Inc.	79,066	1,792
*Littelfuse, Inc.	60,995	1,699
Thomas Industries, Inc.	40,200	1,606
Technitrol, Inc.	109,500	1,547
*Triumph Group, Inc.	43,900	1,526
*Electro Scientific Industries, Inc.	78,218	1,399
*Symmetricom Inc.	126,536	1,312
*Veeco Instruments, Inc.	77,023	1,254
*Imagistics International Inc.	44,779	1,254
CTS Corp.	101,112	1,243
*Ultratech, Inc.	65,313	1,195
Cohu, Inc.	59,185	1,187
*Astec Industries, Inc.	50,504	1,171

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
*Sonic Solutions, Inc.	62,306	$1,159
Vicor Corp.	84,095	1,144
*Kulicke & Soffa Industries, Inc.	142,047	1,124
*Axcelis Technologies, Inc.	160,443	1,101
*Photon Dynamics, Inc.	46,766	964
Helix Technology Corp.	71,941	955
*Artesyn Technologies, Inc.	108,312	942
Standex International Corp.	32,000	909
*C-COR Inc.	131,074	898
*Audiovox Corp.	57,500	891
Skyline Corp.	21,080	842
Lindsay Manufacturing Co.	32,600	769
Robbins & Myers, Inc.	35,600	766
Keithley Instruments Inc.	42,100	649
X-Rite Inc.	53,990	621
*Rudolph Technologies, Inc.	42,040	602
Applied Signal Technology, Inc.	31,207	594
*Advanced Energy Industries, Inc.	75,350	592
C & D Technologies, Inc.	38,700	356
*Tollgrade Communications, Inc.	30,883	232
*Milacron Inc.	121,381	229
*EnPro Industries, Inc.	2,100	61

		165,761

Technology (9.4%)
*FLIR Systems, Inc.	190,161	5,674
*Trimble Navigation Ltd.	142,881	5,568
*CACI International, Inc.	81,839	5,169
*Avid Technology, Inc.	94,719	5,047
*MICROS Systems, Inc.	103,600	4,636
*Hyperion Solutions Corp.	109,548	4,408
DRS Technologies, Inc.	75,159	3,854
*Anixter International Inc.	94,635	3,517
*Benchmark Electronics, Inc.	113,423	3,450
*Microsemi Corp.	167,801	3,155
*Websense, Inc.	65,086	3,127
*ANSYS, Inc.	86,601	3,075
*Progress Software Corp.	100,856	3,041
*Coherent, Inc.	84,097	3,028
*FileNET Corp.	113,447	2,852
*WebEx Communications, Inc.	105,978	2,799
*Hutchinson Technology, Inc.	69,162	2,663
*Internet Security Systems, Inc.	118,217	2,399
*Skyworks Solutions, Inc.	312,359	2,302
*Intermagnetics General Corp.	70,406	2,166
*ManTech International Corp.	68,458	2,125
*j2 Global Communications, Inc.	59,339	2,044
*Checkpoint Systems, Inc.	108,900	1,927
*SERENA Software, Inc.	95,778	1,849
*DSP Group Inc.	76,954	1,837
*Power Integrations, Inc.	83,396	1,799
*Exar Corp.	115,799	1,724
Black Box Corp.	47,560	1,684
Talx Corp.	56,922	1,646
*Dendrite International, Inc.	115,294	1,591
*Manhattan Associates, Inc.	82,738	1,589
*Mercury Computer Systems, Inc.	57,818	1,582
*Synaptics Inc.	72,000	1,538
*ScanSource, Inc.	34,661	1,488
EDO Corp.	48,427	1,448
SS&C Technologies, Inc.	44,156	1,399
*ViaSat, Inc.	66,335	1,349
Park Electrochemical Corp.	52,098	1,313
*Ciber, Inc.	161,275	1,287
Agilysys, Inc.	79,182	1,243
Inter-Tel, Inc.	64,908	1,208
*Standard Microsystem Corp.	51,605	1,207
Methode Electronics, Inc. Class A	99,600	1,182
*NETGEAR, Inc.	60,679	1,129
*Pinnacle Systems, Inc.	192,455	1,059
Cubic Corp.	57,800	1,025
*Kopin Corp.	193,733	988
*Aeroflex, Inc.	115,934	974
BEI Technologies, Inc.	36,381	971
*Harmonic, Inc.	199,100	962
*Actel Corp.	69,151	961
Daktronics, Inc.	47,600	952
Bel Fuse, Inc. Class B	30,992	947
*MRO Software Inc.	63,046	921
*JDA Software Group, Inc.	80,098	912
*RadiSys Corp.	54,866	886
*SPSS, Inc.	45,743	879
*Radiant Systems, Inc.	65,981	752
*Bell Microproducts Inc.	78,973	742
*Digi International, Inc.	62,354	740
*EPIQ Systems, Inc.	43,496	712
*Supertex, Inc.	36,097	637
*Pericom Semiconductor Corp.	73,784	601
*MapInfo Corp.	56,693	596
*Ditech Communications Corp.	88,447	574
*Catapult Communications Corp.	31,677	540
*Phoenix Technologies Ltd.	68,438	532
*NYFIX, Inc.	85,868	507
*Adaptec, Inc.	117,916	457
*PC-Tel, Inc.	55,293	433
*Altiris, Inc.	27,612	405
*Gerber Scientific, Inc.	58,200	405
*Brooktrout Technology, Inc.	36,100	403
*SBS Technologies, Inc.	42,772	397
*ESS Technology, Inc.	90,154	380
*Network Equipment
Technologies, Inc.	70,498	364
*Captaris Inc.	86,621	359

Tax-Managed Small-Cap Fund	Shares	Market Value^ (000)
*Planar Systems, Inc.	41,590	$306
*Zix Corp.	84,810	265
*Verity, Inc.	24,008	211
*Meade Instruments Corp.	50,766	142
*Napster, Inc.	30,700	129

		133,144

Utilities (5.6%)
*Southwestern Energy Co.	199,028	9,350
UGI Corp. Holding Co.	281,784	7,862
Energen Corp.	199,962	7,009
*Southern Union Co.	264,913	6,504
Atmos Energy Corp.	217,543	6,265
Piedmont Natural Gas, Inc.	209,733	5,038
ALLETE, Inc.	81,365	4,060
New Jersey Resources Corp.	73,683	3,555
Cleco Corp.	134,900	2,910
UniSource Energy Corp.	94,129	2,894
Northwest Natural Gas Co.	75,616	2,892
*El Paso Electric Co.	129,775	2,654
Southwest Gas Corp.	100,560	2,565
Avista Corp.	133,300	2,478
Commonwealth Telephone
Enterprises, Inc.	58,056	2,433
CH Energy Group, Inc.	43,400	2,110
UIL Holdings Corp.	37,352	2,010
The Laclede Group, Inc.	57,607	1,830
*General Communication, Inc.	144,840	1,430
American States Water Co.	45,750	1,344
*Intrado Inc.	48,379	724
Cascade Natural Gas Corp.	31,300	642
Central Vermont
Public Service Corp.	33,714	624
Green Mountain Power Corp.	14,375	429

		79,612

Other (0.3%)
*GenCorp, Inc.	140,900	2,714
Kaman Corp. Class A	62,340	1,125

		3,839

TOTAL COMMON STOCKS
(Cost $922,197)		1,416,947
TEMPORARY CASH INVESTMENT (0.1%)

Vanguard Market
Liquidity Fund, 3.139%**
(Cost $1,128)	1,127,678	1,128

TOTAL INVESTMENTS (100.2%)
(Cost $923,325)		1,418,075

OTHER ASSETS AND LIABILITIES (-0.2%)
Other Assets--Note B		3,353
Liabilities		(5,452)
		(2,099)

NET ASSETS (100%)		$1,415,976

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT–Real Estate Investment Trust.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Amount (000)
Paid-in Capital	$931,097
Undistributed Net Investment Income	5,026
Accumulated Net Realized Losses	(14,897)
Unrealized Appreciation	494,750

NET ASSETS	$1,415,976

Investor Shares--Net Assets
Applicable to 62,586,268 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,354,943

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$21.65

Institutional Shares--Net Assets
Applicable to 2,813,780 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$61,033

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$21.69

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Tax-Managed International Fund	Shares	Market Value^ (000)
COMMON STOCKS (100.0%)

Australia (5.4%)
BHP Billiton Ltd.	437,694	$5,985
Commonwealth
Bank of Australia	156,253	4,511
National Australia Bank Ltd.	191,891	4,490
Australia & New Zealand
Bank Group Ltd.	225,173	3,723
Westpac Banking Corp., Ltd.	222,907	3,380
Woolworths Ltd.	134,460	1,687
Wesfarmers Ltd.	49,043	1,488
Woodside Petroleum Ltd.	61,975	1,378
Rinker Group Ltd.	125,173	1,328
Macquarie Bank Ltd.	29,183	1,325
Rio Tinto Ltd.	36,848	1,252
QBE Insurance Group Ltd.	100,231	1,221
AMP Ltd.	245,460	1,206
Suncorp-Metway Ltd.	72,823	1,114
Telstra Corp. Ltd.	284,791	1,097
Coles Myer Ltd.	154,147	1,085
Foster's Group Ltd.	267,956	1,084
Insurance Australia Group Ltd.	213,801	976
Tabcorp Holdings Ltd.	72,364	902
Brambles Industries Ltd.	132,072	819
Santos Ltd.	85,337	733
CSL Ltd.	28,135	721
Australian Gas Light Co., Ltd.	66,393	719
Alumina Ltd.	165,260	699
Newcrest Mining Ltd.	50,584	666
Amcor Ltd.	129,195	658
Origin Energy Ltd.	112,454	651
BlueScope Steel Ltd.	104,015	647
Orica Ltd.	42,132	570
Lend Lease Corp.	56,453	557
John Fairfax Holdings Ltd.	149,664	489
Coca-Cola Amatil Ltd.	81,065	487
Boral Ltd.	97,073	478
Aristocrat Leisure Ltd.	53,074	467
AXA Asia Pacific Holdings Ltd.	138,948	464
Qantas Airways Ltd.	160,334	410
Toll Holdings Ltd.	40,901	406
Patrick Corp. Ltd.	94,967	403
Sonic Healthcare Ltd.	42,077	402
Mayne Group Ltd.	108,225	390
Australian Stock Exchange Ltd.	19,986	351
Alinta Ltd.	46,180	342
Computershare Ltd.	75,549	335
Macquarie Airports	120,935	329
Perpetual Trustees Australia Ltd.	7,276	318
Lion Nathan Ltd.	54,058	311
CSR Ltd.	145,820	297
Publishing & Broadcasting Ltd.	26,140	295
Iluka Resources Ltd.	51,403	294
Unitab Ltd.	26,060	282
Leighton Holdings Ltd.	32,190	281
Paperlinx Ltd.	121,096	276
Caltex Australia Ltd.	22,370	269
Cochlear Ltd.	8,995	268
APN News & Media Ltd.	65,745	257
Ansell Ltd.	32,961	251
OneSteel Ltd.	122,231	245
Harvey Norman Holdings Ltd.	120,957	230
*Challenger Financial
Services Group Ltd.	95,966	227
Pacific Brands Ltd.	123,807	213
DCA Group Ltd.	73,794	213
SFE Corp. Ltd.	25,314	205
Futuris Corp., Ltd.	147,137	204
Downer EDI Ltd.	49,479	200
Billabong International Ltd.	10,285	106
*Babcock & Brown Ltd.	3,884	41

		57,708

Austria (0.4%)
OMV AG	2,262	985
Telekom Austria AG	47,318	920
Erste Bank der Oesterreichischen
Sparkassen AG	14,625	731
Bank Austria Creditanstalt	5,571	580
Wienerberger AG	7,461	346
*Meinl European Land Ltd.	15,991	277
Voestalpine AG	2,963	208
Oesterreichische
Elektrizitaetswirtschafts AG
Class A	710	196
Mayr-Melnhof Karton AG	905	125
Flughafen Wien AG	1,602	104
Boehler-Uddeholm AG	787	104
Andritz AG	1,085	104
*RHI AG	1,970	54

		4,734

Belgium (1.3%)
Fortis Group	143,974	3,986
KBC Bankverzekeringsholding	23,019	1,817
Dexia	72,353	1,591
Electrabel SA	3,482	1,521
Belgacom SA	21,988	750
Solvay SA	6,932	712
InBev	20,650	698
UCB SA	9,699	471
Delhaize Group	7,754	465
Colruyt NV	2,588	353
Agfa Gevaert NV	12,460	345

Tax-Managed International Fund	Shares	Market Value^ (000)
Mobistar SA	4,092	$342
Umicore	2,989	239
Cofinimmo	1,351	212
Bekaert NV	2,542	191
Euronav SA	6,069	178
Compagnie Maritime Belge SA	4,342	135
Omega Pharma SA	2,311	120
D'Ieteren SA	544	112
Barco NV	1,397	100

		14,338

Denmark (0.8%)
Danske Bank A/S	55,268	1,661
Novo Nordisk A/S B Shares	29,294	1,489
AP Moller-Maersk A/S	137	1,304
TDC A/S	21,144	906
Danisco A/S	6,329	411
*Vestas Wind Systems A/S	19,105	316
Coloplast A/S B Shares	5,050	293
Novozymes A/S	5,824	288
GN Store Nord A/S	25,167	284
DSV, De Sammensluttede
Vognmaend A/S	2,300	195
Carlsberg A/S B Shares	3,656	187
H. Lundbeck A/S	7,318	184
*Topdanmark A/S	2,500	182
Kobenhavns Lufthavne A/S	660	157
*William Demant A/S	3,100	154
East Asiatic Co. A/S	1,950	138
Bang & Olufsen A/S B Shares	1,709	120
D/S TORM A/S	1,735	93
NKT Holding A/S	2,140	80
FLS Industries A/S B Shares	3,799	77

		8,519

Finland (1.5%)
Nokia Oyj	527,633	8,783
UPM-Kymmene Oyj	60,032	1,149
Stora Enso Oyj R Shares	79,645	1,014
Fortum Oyj	45,615	731
Sampo Oyj A Shares	46,872	730
*Neste Oil Oyj	16,881	437
TietoEnator Oyj B Shares	12,935	393
Metso Oyj	17,640	384
*Kone Oyj	5,685	341
Elisa Oyj Class A	21,093	330
Kesko Oyj	10,760	270
Wartsila Oyj B Shares	9,075	262
Nokian Renkaat Oyj	12,590	230
*Cargotec Corp.	6,157	172
Pohjola Group PLC D Shares	11,570	168
Rautaruuki Oyj	10,970	164
Amer Group Ltd.	8,571	163
YIT-Yhtyma Oyj	4,781	160
Uponor Oyj	7,590	148
Outokumpu Oyj A Shares	11,200	144
Orion-Yhtyma Oyj B Shares	7,300	141
KCI Konecranes Oyj	2,700	115

		16,429

France (9.5%)
Total SA	69,259	16,213
Sanofi-Aventis	128,679	10,543
BNP Paribas SA	96,521	6,595
France Telecom SA	177,247	5,160
AXA	172,234	4,290
Societe Generale Class A	40,717	4,131
Vivendi Universal SA	126,752	3,974
Carrefour SA	68,799	3,329
Suez SA	98,963	2,676
L'Oreal SA	35,677	2,556
Groupe Danone	28,225	2,474
L'Air Liquide SA (Registered)	13,540	2,304
LVMH Louis Vuitton
Moet Hennessy	28,277	2,178
Cie. de St. Gobain SA	38,091	2,108
Renault SA	23,705	2,083
Schneider Electric SA	26,219	1,972
Credit Agricole SA	77,042	1,947
Lafarge SA	20,678	1,880
*Alcatel SA	154,397	1,684
Vinci SA	18,378	1,528
Veolia Environnement	36,715	1,375
PSA Peugeot Citroen	20,448	1,206
Lagardere S.C.A	14,622	1,081
European Aeronautic
Defence and Space Co.	33,207	1,054
Accor SA	22,294	1,043
Compagnie Generale des
Etablissements Michelin
SA B Shares	17,033	1,035
Bouygues SA	23,377	967
Pinault-Printemps-Redoute SA	9,261	953
Pernod Ricard SA	5,741	917
Essilor International SA	12,699	866
Unibail Co.	6,387	820
Thomson SA	33,816	807
*Alstom	639,279	634
STMicroelectronics NV	39,604	631
*Atos Origin SA	8,447	534
Euronext NV	13,092	442
*Etablissements Economiques du
Casino Guichard-Perrachon SA	6,188	434
*Cap Gemini SA	13,601	431
Valeo SA	9,433	423

Tax-Managed International Fund	Shares	Market Value^ (000)
Autoroutes du Sud de la France	7,357	$421
Technip SA	8,892	413
Safran SA	19,570	404
Publicis Groupe SA	13,494	397
Klepierre	4,093	390
Dassault Systemes SA	7,746	375
CNP Assurances	5,757	368
Thales SA	8,927	362
Societe Television Francaise 1	13,257	352
Sodexho Alliance SA	10,342	320
Air France	18,420	279
Neopost SA	2,853	251
Hermes International	1,238	250
Imerys SA	3,620	249
PagesJaunes SA	10,625	248
*Gecina SA	2,129	242
Zodiac SA	4,377	235
Societe BIC SA	3,486	208
*Business Objects SA	7,554	200
Societe des Autoroutes
Paris-Rhin-Rhone	2,576	153
SCOR SA	51,628	104
*Societe des Autoroutes du Nord
et de l'Est de la France	1,118	60

		101,559

Germany (6.8%)
Siemens AG	97,412	7,081
E.On AG	75,046	6,665
Deutsche Telekom AG	332,472	6,128
Allianz AG	42,450	4,844
SAP AG	27,106	4,691
Deutsche Bank AG	59,513	4,636
DaimlerChrysler AG (Registered)	105,781	4,280
BASF AG	64,000	4,238
RWE AG	51,268	3,294
Bayer AG	81,600	2,713
*Bayerische Hypo-und
Vereinsbank AG	70,972	1,842
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered)	16,641	1,765
Deutsche Post AG	57,707	1,344
Schering AG	21,358	1,313
Volkswagen AG	26,905	1,227
Commerzbank AG	55,294	1,196
Continental AG	16,305	1,170
Deutsche Boerse AG	13,306	1,037
Adidas-Salomon AG	5,600	935
Metro AG	16,982	842
ThyssenKrupp AG	46,840	810
Man AG	19,560	809
Porsche AG	925	693
Hypo Real Estate Holding AG	18,159	689
HeidelbergerCement AG	9,303	665
Depfa Bank PLC	41,618	664
Linde AG	9,808	660
Henkel KGaA	7,001	626
TUI AG	23,374	578
Altana AG	9,445	540
Volkswagen AG Pfd.	13,519	478
Puma AG	1,873	463
Merck KGaA	5,726	455
Celesio AG	5,475	430
Deutsche Lufthansa AG	30,776	376
Fresenius Medical Care AG	3,962	337
IVG Immobilien AG	15,080	280
RWE AG Pfd.	4,449	254
*Qiagen NV	21,725	253
Hochtief AG	7,114	249
ProSieben Sat.1 Media AG	13,883	238
Fresenius Medical Care AG	2,952	206
Beiersdorf AG	1,817	204
MLP AG	9,019	168
*Infineon Technologies AG	17,678	164
*Heidelberger Druckmaschinen AG	5,056	148
Douglas Holding AG	3,391	123
Suedzucker AG	6,032	121
*Premier AG	2,436	84
Wincor Nixdorf AG	921	75
*EPCOS AG	6,044	75
*Karstadt Quelle AG	5,141	68

		73,224

Greece (0.6%)
National Bank of Greece SA	31,529	1,069
Alpha Credit Bank SA	32,444	863
EFG Eurobank Ergasias	22,597	695
Greek Organization of
Football Prognostics	18,650	539
*Hellenic Telecommunication
Organization SA	26,680	517
Bank of Piraeus	21,225	394
Public Power Corp.	13,490	336
Coca-Cola Hellenic Bottling Co. SA	12,307	334
Cosmote Mobile
Communications SA	17,910	327
*Commercial Bank of Greece SA	10,020	298
Titan Cement Co. SA	6,400	197
Hellenic Petroleum SA	11,990	128
Hyatt Regency Hotels and
Tourism SA	10,000	109
Germanos SA	2,600	87
Viohalco, Hellenic Copper &
Aluminum Industry SA	12,610	81

Tax-Managed International Fund	Shares	Market Value^ (000)
Hellenic Technodomiki Tev SA	12,776	$64
Technical Olympic SA	8,000	48
Folli-Follie SA	1,400	41
Hellenic Exchanges SA	5,500	41
*Intracom SA	7,700	39
Hellenic Duty Free Shops SA	1,100	19

		6,226

Hong Kong (1.8%)
Hutchison Whampoa Ltd.	248,512	2,236
Cheung Kong Holdings Ltd.	187,000	1,813
Sun Hung Kai Properties Ltd.	172,064	1,692
CLP Holdings Ltd.	228,732	1,310
Hang Seng Bank Ltd.	90,543	1,231
Swire Pacific Ltd. A Shares	126,198	1,112
Hong Kong & China Gas Co., Ltd.	429,177	871
Hong Kong Electric Holdings Ltd.	188,600	860
Boc Hong Kong Holdings Ltd.	427,000	805
Esprit Holdings Ltd.	103,072	743
Wharf Holdings Ltd.	153,215	536
Henderson Land
Development Co. Ltd.	104,006	495
Bank of East Asia Ltd.	153,749	453
Hang Lung Properties Ltd.	291,700	428
Li & Fung Ltd.	167,850	347
New World
Development Co., Ltd.	261,150	319
Hong Kong Exchanges &
Clearing Ltd.	121,000	312
Sino Land Co.	255,000	271
Kerry Properties Ltd.	118,000	262
MTR Corp.	133,000	256
Techtronic Industries Co., Ltd.	100,000	252
PCCW Ltd.	375,000	234
*Hutchison Telecommunications
International Ltd.	202,000	199
Hopewell Holdings Ltd.	74,000	189
Shangri-La Asia Ltd.	117,059	181
Cathay Pacific Airways Ltd.	97,170	176
Yue Yuen Industrial (Holdings) Ltd.	57,500	175
Cheung Kong Infrastructure
Holdings Ltd.	59,000	175
Television Broadcasts Ltd.	29,000	163
Hysan Development Co., Ltd.	78,000	161
Johnson Electric Holdings Ltd.	148,498	136
Kingboard Chemical Holdings Ltd.	42,000	133
Orient Overseas International Ltd.	25,300	110
Giordano International Ltd.	129,000	89
Solomon Systech
International Ltd.	224,000	79
ASM Pacific Technology Ltd.	16,500	77
Texwinca Holdings Ltd.	72,000	60
Wing Hang Bank Ltd.	9,000	59
SCMP Group Ltd.	79,863	35

		19,035

Ireland (0.8%)
Allied Irish Banks PLC	100,899	2,159
Bank of Ireland	120,109	1,950
CRH PLC	61,137	1,621
Irish Life & Permanent PLC	32,473	568
*Elan Corp. PLC	62,137	425
Kerry Group PLC A Shares	14,965	370
*Grafton Group PLC	27,589	320
Independent News & Media PLC	81,284	251
DCC PLC	9,780	195
*Ryanair Holdings PLC	24,757	190
Eircom Group PLC	77,368	172
Kingspan Group PLC	13,404	158
Paddy Power PLC	8,265	141
Fyffes PLC	33,722	101
IAWS Group PLC	5,577	78
Greencore Group PLC	13,017	57

		8,756

Italy (4.0%)
ENI SpA	316,713	8,141
Telecom Italia SpA	1,308,481	4,082
ENEL SpA	433,958	3,789
Assicurazioni Generali SpA	113,538	3,539
Unicredito Italiano SpA	518,536	2,735
Telecom Italia SpA RNC	724,598	1,875
San Paolo-IMI SpA	131,026	1,796
Banca Intesa SpA	373,498	1,706
Mediaset SpA	91,143	1,072
Capitalia SpA	188,716	1,053
Mediobanca Banca di
Credito Finanziaria SpA	53,842	1,007
Autostrade SpA	35,565	943
Banca Antonveneta SpA	26,852	867
Banche Popolari
Unite Scarl SpA	42,587	845
Banco Popolare di Verona e
Novara Scarl SpA	46,897	799
Riunione Adriatica di Sicurta SpA	35,913	698
*Banca Nazionale del
Lavoro (BNL) SpA	190,556	657
Alleanza Assicurazioni SpA	58,864	639
Finmeccanica SpA	678,032	632
Snam Rete Gas SpA	115,687	619
Banca Monte dei Paschi
di Siena SpA	158,670	559
*Fiat SpA	67,403	488
Banca Intesa SpA Non
Convertible Risp	108,576	463

Tax-Managed International Fund	Shares	Market Value^ (000)
Banca Popolare di Milano SpA	45,909	$452
*Edison SpA	152,320	339
Terna SpA	126,907	329
Luxottica Group SpA	15,894	329
Pirelli & C. Accomandita
per Azioni SpA	293,329	305
FinecoGroup SpA	23,311	208
Banca Fideuram SpA	41,244	195
*Seat Pagine Gialle SpA	457,790	190
Mediolanum SpA	29,536	184
Autogrill SpA	12,148	160
Bulgari SpA	13,389	150
Lottomatica SpA	4,458	145
Italcementi SpA	8,752	137
Mondadori (Arnoldo) Editore SpA	13,486	128
Gruppo Editoriale L'Espresso SpA	19,257	105
*Telecom Italia Media SpA	200,572	96
*Tiscali SpA	17,212	49
Benetton Group SpA	4,600	42
*Parmalat Finanziaria SpA	34,147	--

		42,547

Japan (21.8%)
Toyota Motor Corp.	350,100	12,505
Takeda Chemical Industries Ltd.	108,500	5,370
Mitsubishi Tokyo
Financial Group Inc.	588	4,960
Canon, Inc.	92,000	4,826
Mizuho Financial Group, Inc.	1,023	4,603
Honda Motor Co., Ltd.	93,500	4,596
Sony Corp.	113,900	3,914
Matsushita Electric
Industrial Co., Ltd.	257,034	3,888
Sumitomo Mitsui
Financial Group, Inc.	502	3,381
Tokyo Electric Power Co.	140,300	3,345
Nippon Telegraph and
Telephone Corp.	643	2,752
Nissan Motor Co., Ltd.	278,100	2,752
NTT DoCoMo, Inc.	1,793	2,644
Nomura Holdings Inc.	218,000	2,592
Millea Holdings, Inc.	189	2,537
*UFJ Holdings Inc.	480	2,485
Hitachi Ltd.	382,000	2,312
Astellas Pharma Inc.	66,714	2,274
East Japan Railway Co.	424	2,176
Mitsubishi Corp.	144,500	1,956
Kansai Electric Power Co., Inc.	96,700	1,944
Sharp Corp.	117,000	1,822
Nippon Steel Corp.	779,000	1,802
Fuji Photo Film Co., Ltd.	55,700	1,802
Chubu Electric Power Co.	74,300	1,782
Shin-Etsu Chemical Co., Ltd.	42,200	1,598
Kyocera Corp.	20,900	1,595
Mitsubishi Estate Co., Ltd.	144,000	1,577
JFE Holdings, Inc.	63,500	1,562
Denso Corp.	67,500	1,534
Mitsui & Co., Ltd.	162,000	1,528
Orix Corp.	10,200	1,524
Japan Tobacco, Inc.	113	1,504
Bridgestone Corp.	77,000	1,477
Toshiba Corp.	371,000	1,473
Kao Corp.	62,000	1,458
Hoya Corp.	12,400	1,426
KDDI Corp.	303	1,400
Murata Manufacturing Co., Ltd.	27,300	1,384
Mitsui Sumitomo Insurance Co.	151,880	1,360
Dai-Nippon Printing Co., Ltd.	83,000	1,332
Ricoh Co.	85,000	1,325
Aeon Co., Ltd.	86,200	1,312
Rohm Co., Ltd.	13,600	1,305
Ito-Yokado Co., Ltd.	39,100	1,291
Fanuc Co., Ltd.	20,100	1,273
Seven Eleven Japan Co. Ltd.	44,600	1,235
T & D Holdings, Inc.	25,850	1,211
Nintendo Co.	11,600	1,211
Tohoku Electric Power Co.	56,000	1,194
Asahi Glass Co., Ltd.	113,000	1,182
Mitsui Fudosan Co., Ltd.	104,000	1,161
Mitsubishi Electric Corp.	218,000	1,151
NEC Corp.	211,400	1,138
Nitto Denko Corp.	19,400	1,106
*Resona Holdings Inc.	595,000	1,102
Tokyo Gas Co., Ltd.	294,000	1,099
Softbank Corp.	27,200	1,061
Fujitsu Ltd.	203,000	1,059
Yahoo Japan Corp.	506	1,057
Secom Co., Ltd.	24,500	1,052
Kyushu Electric Power Co., Inc.	48,100	1,045
Sompo Japan Insurance Inc.	104,000	1,045
Tokyo Electron Ltd.	19,800	1,041
Nippon Oil Corp.	149,000	1,009
Daiwa Securities Group Inc.	162,000	996
TDK Corp.	14,500	986
Eisai Co., Ltd.	29,200	979
Mitsubishi Heavy
Industries Ltd.	367,000	959
Takefuji Corp.	14,120	951
Central Japan Railway Co.	120	926
Ajinomoto Co., Inc.	81,000	900
Sumitomo Corp.	112,000	894
Bank of Yokohama Ltd.	155,000	891
Kirin Brewery Co., Ltd.	91,000	880

Tax-Managed International Fund	Shares	Market Value^ (000)
Sumitomo Trust &
Banking Co., Ltd.	145,000	$878
Sumitomo Metal Industries Ltd.	516,000	877
Komatsu Ltd.	110,000	851
Sankyo Co., Ltd.	43,400	831
Itochu Corp.	165,000	830
Keyence Corp.	3,710	828
Daikin Industries Ltd.	33,000	823
Sumitomo Electric Industries Ltd.	80,000	816
Osaka Gas Co., Ltd.	259,000	814
SMC Corp.	7,500	814
Daiwa House Industry Co., Ltd.	70,000	798
Nikko Securities Co., Ltd.	179,000	783
Advantest Corp.	10,500	773
Toppan Printing Co., Ltd.	72,000	760
West Japan Railway Co.	219	750
Sumitomo Chemical Co.	160,000	733
Mitsubishi Chemical Corp.	247,000	720
Sekisui House Ltd.	71,000	714
Mitsui Osk Lines Ltd.	116,000	712
Yamato Transport Co., Ltd.	51,000	706
Terumo Corp.	24,500	706
Toray Industries, Inc.	148,000	699
Asahi Kasei Corp.	144,000	682
Aiful Corp.	9,000	670
Dentsu Inc.	267	658
Promise Co., Ltd.	10,200	652
Nidec Corp.	6,100	644
Kubota Corp.	117,000	639
Sumitomo Realty &
Development Co.	57,000	635
Daiichi Pharmaceutical Co., Ltd.	28,700	633
Mitsui Trust Holding Inc.	61,100	624
Nippon Yusen
Kabushiki Kaisha Co.	108,000	618
Shinsei Bank, Ltd.	110,000	591
Acom Co., Ltd.	9,140	583
Shizuoka Bank Ltd.	66,000	565
Chiba Bank Ltd.	86,000	565
Aisin Seiki Co., Ltd.	26,000	562
Asahi Breweries Ltd.	45,500	542
Omron Corp.	24,300	535
Credit Saison Co., Ltd.	16,100	533
Kinki Nippon Railway Co.	175,190	533
Yamada Denki Co., Ltd.	9,200	529
Nippon Express Co., Ltd.	122,000	528
Kobe Steel Ltd.	273,000	512
NTT Data Corp.	150	510
Ohbayashi Corp.	94,000	504
Odakyu Electric Railway Co.	95,000	502
Tokyu Corp.	112,000	502
Marui Co., Ltd.	37,300	501
Hokkaido Electric Power Co., Ltd.	24,400	499
Olympus Corp.	26,000	498
ToneGeneral Sekiyu K.K	46,000	497
Nippon Mining Holdings Inc.	87,500	495
Marubeni Corp.	144,000	491
Shiseido Co., Ltd.	39,000	491
OJI Paper Co., Ltd.	94,000	489
Chugai Pharmaceutical Co., Ltd.	31,600	487
Sega Sammy Holdings Inc.	7,944	485
JS Group Corp.	28,512	482
Electric Power
Development Co., Ltd.	16,500	476
Daito Trust Construction Co., Ltd.	12,700	475
Oriental Land Co., Ltd.	8,000	474
Sumitomo Metal Mining Co.	69,000	470
Shionogi & Co., Ltd.	36,000	463
Konica Minolta Holdings, Inc.	49,500	460
Keihin Electric Express
Railway Co., Ltd.	74,000	452
Alps Electric Co., Ltd.	28,000	427
Kuraray Co., Ltd.	45,000	425
JSR Corp.	20,300	425
Teijin Ltd.	91,000	422
Showa Denko K.K	175,000	414
Nippon Electric Glass Co., Ltd.	27,000	406
Mitsui Chemicals, Inc.	69,000	404
Tobu Railway Co., Ltd.	111,000	402
Nissin Food Products Co., Ltd.	15,500	397
Taiheiyo Cement Corp.	148,000	394
Taisei Corp.	117,000	393
Trend Micro Inc.	11,000	391
Taisho Pharmaceutical Co.	20,000	389
Kajima Corp.	105,000	387
Joyo Bank Ltd.	79,000	385
Nippon Paper Group, Inc.	105	384
Hirose Electric Co., Ltd.	3,500	384
NSK Ltd.	75,000	384
Mitsui Mining &
Smelting Co., Ltd.	82,000	383
Leopalace21 Corp.	23,000	382
Yamaha Motor Co., Ltd.	20,800	381
Seiko Epson Corp.	11,300	376
Nikon Corp.	33,000	372
Bank of Fukuoka, Ltd.	61,000	360
Kaneka Corp.	32,000	358
Yokogawa Electric Corp.	29,000	356
Hokuhoku Financial Group, Inc.	115,000	351
Mitsukoshi, Ltd.	78,000	350
NGK Spark Plug Co.	30,000	345
Keio Electric Railway Co., Ltd.	63,000	340

Tax-Managed International Fund	Shares	Market Value^ (000)
NOK Corp.	12,200	$338
Chiyoda Corp.	27,000	333
Citizen Watch Co., Ltd.	36,900	333
INPEX Corp.	59	332
*Furukawa Electric Co.	85,000	327
Kawasaki Kisen Kaisha Ltd.	55,000	324
Tokyu Land Corp.	69,000	323
Fast Retailing Co., Ltd.	6,200	321
JGC Corp.	26,000	319
Sekisui Chemical Co.	46,000	316
Fujikura Ltd.	64,000	311
Mabuchi Motor Co.	5,400	311
Mitsubishi Gas Chemical Co.	61,000	311
Nisshin Steel Co.	124,000	310
Shinko Securities Co., Ltd.	98,000	309
Yamaha Corp.	19,500	304
Tokyo Tatemono Co., Ltd.	45,000	301
NGK Insulators Ltd.	31,000	301
CSK Corp.	7,600	297
Casio Computer Co.	22,700	296
ZEON Corp.	34,000	293
Teikoku Oil Co., Ltd.	39,000	289
Japan Airlines System Co.	107,000	288
Sankyo Co., Ltd.	6,200	288
NEC Electronics Corp.	6,400	287
Pioneer Corp.	18,900	286
Toyo Seikan Kaisha Ltd.	18,000	283
Matsushita Electric Works, Ltd.	34,000	283
Sumitomo Heavy Industries Ltd.	59,000	283
Kikkoman Corp.	32,000	282
Oki Electric Industry Co. Ltd.	79,000	277
Takashimaya Co.	31,000	277
Toto Ltd.	35,000	276
Skylark Co., Ltd.	17,900	272
FamilyMart Co., Ltd.	9,500	272
Stanley Electric Co.	16,700	270
Shimizu Corp.	58,000	269
Isetan Co.	21,400	268
Kawasaki Heavy Industries Ltd.	139,000	266
*Ishikawajima-Harima
Heavy Industries Co.	183,000	265
Kyowa Hakko Kogyo Co.	41,000	265
NTN Corp.	49,000	263
Nomura Research Institute, Ltd.	2,600	259
Shimano, Inc.	9,000	255
Makita Corp.	13,000	254
*Elpida Memory Inc.	7,900	253
Gunma Bank Ltd.	42,000	251
Ebara Corp.	65,000	249
Ushio Inc.	14,000	249
Mitsubishi Materials Corp.	104,000	244
Amada Co., Ltd.	36,000	244
Sanwa Shutter Corp.	42,000	242
Net One Systems Co., Ltd.	94	241
Index Corp.	79	239
Mitsubishi Rayon Co., Ltd.	57,000	236
Yakult Honsha Co., Ltd.	13,000	234
Fuji Television Network, Inc.	121	234
THK Co., Inc.	11,300	232
Lawson Inc.	6,600	230
Dai-Nippon Ink & Chemicals, Inc.	72,000	230
NTT Urban Development Corp.	56	229
77 Bank Ltd.	37,000	227
Benesse Corp.	7,100	227
Konami Corp.	10,700	225
Mitsubishi Logistics Corp.	22,000	224
Tosoh Corp.	54,000	223
Daimaru, Inc.	25,000	221
House Foods Industry Corp.	14,900	220
Canon Sales Co. Inc.	13,000	219
Nisshin Seifun Group Inc.	21,000	217
Kamigumi Co., Ltd.	28,000	216
Uny Co., Ltd.	19,000	215
Dowa Mining Co. Ltd.	32,000	212
Toho Co., Ltd.	14,700	212
Toyota Tsusho Corp.	13,000	211
The Suruga Bank, Ltd.	26,000	211
Nippon Meat Packers, Inc.	18,000	209
Ube Industries Ltd.	103,000	209
Hitachi Chemical Co., Ltd.	11,400	208
Fuji Electric Holdings Co., Ltd.	68,000	206
Katokichi Co., Ltd.	30,200	205
Aeon Credit Service Co. Ltd.	3,270	204
Onward Kashiyama Co., Ltd.	16,000	202
Koyo Seiko Co., Ltd.	15,000	201
Ibiden Co., Ltd.	7,500	196
Nissan Chemical Industries, Ltd.	18,000	193
JAFCO Co., Ltd.	3,600	190
Kose Corp.	5,500	190
Shimamura Co., Ltd.	2,200	185
Uni-Charm Corp.	4,600	185
Tanabe Seiyaku Co., Ltd.	19,000	183
Denki Kagaku Kogyo K.K	50,000	179
MEDICEO Holdings Co., Ltd.	13,400	178
USS Co., Ltd.	2,780	177
Dai-Nippon Screen
Manufacturing Co., Ltd.	26,000	174
All Nippon Airways Co., Ltd.	57,000	173
Bandai Co., Ltd.	8,600	173
Showa Shell Sekiyu K.K	17,300	173
Kurita Water Industries Ltd.	11,100	171
Aoyama Trading Co., Ltd.	6,600	166

Tax-Managed International Fund	Shares	Market Value^ (000)
Kokuyo Co., Ltd.	12,200	$164
Wacoal Corp.	13,000	164
Nippon Sheet Glass Co., Ltd.	42,000	164
Hino Motors, Ltd.	28,000	162
Bank of Kyoto Ltd.	19,000	161
Ito En, Ltd.	3,100	159
Meiji Seika Kaisha Ltd.	32,000	157
Toyo Suisan Kaisha, Ltd.	10,000	156
Sanken Electric Co., Ltd.	12,000	156
Asatsu-DK Inc.	5,600	155
Sapparo Holdings Ltd.	32,000	154
Toyobo Ltd.	66,000	154
Shimachu Co.	6,100	153
Seino Transportation Co., Ltd.	17,000	153
Nippon Sanso Corp.	30,000	152
Daicel Chemical Industries Ltd.	29,000	152
World Co., Ltd.	4,300	150
Minebea Co., Ltd.	37,000	149
Mitsui Engineering &
Shipbuilding Co., Ltd.	76,000	148
Nisshinbo Industries, Inc.	18,000	147
Comsys Holdings Corp.	16,000	147
The Nishi-Nippon City Bank, Ltd.	33,000	143
Ryohin Keikaku Co., Ltd.	2,900	143
Amano Corp.	12,000	143
Meiji Dairies Corp.	25,000	142
Kansai Paint Co., Ltd.	22,000	141
Susuken Co., Ltd.	5,560	140
Nitori Co., Ltd.	1,950	140
Oracle Corp. Japan	3,700	139
TIS Inc.	4,000	136
Taiyo Yuden Co., Ltd.	12,000	132
Hitachi Capital Corp.	6,700	132
Meitec Corp.	4,300	132
Central Glass Co., Ltd.	21,000	131
Hitachi Construction Machinery Co.	11,000	130
Takara Holdings Inc.	20,000	124
Matsumotokiyoshi Co., Ltd.	4,500	123
Sumitomo Bakelite Co. Ltd.	19,000	123
Itochu Techno-Science Corp.	3,500	122
Nippon Shokubai Co., Ltd.	15,000	122
Yamazaki Baking Co., Ltd.	14,000	121
Sumitomo Osaka Cement Co., Ltd.	45,000	119
Obic Co., Ltd.	700	119
Okumura Corp.	21,000	119
Santen Pharmaceutical Co. Ltd.	5,200	118
Gunze Ltd.	26,000	117
Coca-Cola West Japan Co. Ltd.	5,100	115
Namco Ltd.	8,600	114
Nichirei Corp.	29,000	113
Nishimatsu Construction Co.	31,000	112
Kinden Corp.	15,000	111
Uniden Corp.	7,000	110
Nippon Light Metal Co.	46,000	109
Softbank Investment Corp.	323	108
Autobacs Seven Co., Ltd.	3,200	107
Toyoda Gosei Co., Ltd.	6,600	106
Mitsubishi Securities Co., Ltd.	12,000	106
Circle K Sunkus Co., Ltd.	4,700	106
Komori Corp.	7,000	106
Hakuhodo DY Holdings Inc.	1,500	105
Daido Steel Co., Ltd.	23,000	103
Tokyo Broadcasting System, Inc.	6,200	102
Toda Corp.	24,000	102
Sumitomo Rubber Industries Ltd.	10,000	102
Fuji Soft ABC Inc.	3,200	102
Hikari Tsushin, Inc.	1,400	100
Tokyo Style Co.	10,000	100
Tokuyama Corp.	14,000	99
Rinnai Corp.	4,000	98
Alfresa Holdings Corp.	2,200	98
eAccess Ltd.	146	98
Hitachi Cable Ltd.	22,000	96
Nippon Kayaku Co., Ltd.	16,000	96
Hankyu Department Stores, Inc.	15,000	95
Aderans Co. Ltd.	4,000	95
Q.P. Corp.	11,200	94
Mitsumi Electric Co., Ltd.	8,900	91
*Sojitz Holdings Corp.	20,600	88
The Goodwill Group, Inc.	47	85
SFCG Co., Ltd.	350	82
Tokyo Steel Manufacturing Co.	6,500	82
Ishihara Sangyo Kaisha Ltd.	35,000	77
NHK Spring Co.	9,000	76
Kaken Pharmaceutical Co.	10,000	68
Sanden Corp.	16,000	67
*Yaskawa Electric Corp.	11,000	65
Nichii Gakkan Co.	2,630	64
Anritsu Corp.	10,000	61
Keisei Electric Railway Co., Ltd.	12,000	60
Matsui Securities Co., Ltd.	5,400	58
E*Trade Securities Co., Ltd.	19	57
Takuma Co., Ltd.	8,000	57
Hitachi Software
Engineering Co., Ltd.	3,100	53
Ariake Japan Co., Ltd.	2,090	48
Glory Ltd.	1,500	24

		234,011

Luxembourg (0.1%)
Arcelor	57,295	1,118
*Stolt Offshore SA	21,455	194

		1,312

Tax-Managed International Fund	Shares	Market Value^ (000)
Netherlands (4.9%)
Royal Dutch Petroleum Co.	248,351	$16,152
ING Groep NV	225,196	6,332
ABN-AMRO Holding NV	207,856	5,109
Unilever NV	70,070	4,540
Koninklijke (Royal) Philips
Electronics NV	158,381	3,991
Aegon NV	168,100	2,166
Koninklijke KPN NV	254,408	2,129
*Koninklijke Ahold NV	194,136	1,591
Akzo Nobel NV	32,091	1,262
Reed Elsevier NV	84,251	1,173
TNT NV	44,349	1,122
Heineken NV	30,194	932
*ASML Holding NV	53,427	838
Verenigde Nederlandse
Uitgeversbedrijven NV	28,163	784
*Koninklijke Numico NV	17,278	690
Wolters Kluwer NV	31,060	593
DSM NV	8,087	553
Rodamco Europe NV	6,651	545
James Hardie Industries NV	79,988	461
Vedior NV	27,702	390
Corio NV	6,680	372
Wereldhave NV	3,482	371
*Hagemeyer NV	103,010	243
SBM Offshore NV	3,287	225
Randstad Holding NV	4,755	164
Getronics NV	12,395	145
Oce NV	9,537	140
Buhrmann NV	13,750	135

		53,148

New Zealand (0.2%)
Telecom Corp. of
New Zealand Ltd.	224,327	938
Fletcher Building Ltd.	53,649	257
Sky City Entertainment
Group Ltd.	82,761	257
Auckland International
Airport Ltd.	133,232	221
Contact Energy Ltd.	41,306	221
Sky Network Television, Ltd.	33,498	163
Carter Holt Harvey Ltd.	62,848	99
The Warehouse Group Ltd.	34,171	95
Fisher & Paykel Healthcare
Corp. Ltd.	36,640	83
Kiwi Income Property Trust	84,000	64
Fisher & Paykel Appliances
Holdings Ltd.	24,054	56
Independent Newspapers Ltd.	11,173	51
*Tower Ltd.	33,196	49
Waste Management NZ Ltd.	9,000	42
NGC Holdings, Ltd.	12,944	34

		2,630

Norway (0.7%)
Statoil ASA	84,936	1,728
Norsk Hydro ASA	18,162	1,650
DnB NOR ASA	89,880	934
Orkla ASA	22,055	811
Telenor ASA	93,526	743
Storebrand ASA	36,400	339
Yara International ASA	20,852	329
Frontline Ltd.	5,710	227
Tandberg ASA	18,500	197
Norske Skogindustrier ASA	10,700	175
Schibsted ASA	5,580	153
*Petroleum Geo-Services ASA	6,240	150
*Tandberg Television ASA	9,271	114
Stolt-Nielsen SA	2,747	92
Tomra Systems ASA	17,800	73
Smedvig ASA A Shares	3,320	67
ProSafe ASA	831	25

		7,807

Portugal (0.3%)
Portugal Telecom SGPS SA	92,023	876
Electricidade de Portugal SA	256,668	645
Banco Comercial Portugues SA	244,400	626
Brisa-Auto Estradas
de Portugal SA	39,438	310
Banco Espirito Santo SA	16,675	260
Banco BPI SA	38,549	147
Cimpor-Cimento de Portugal SA	23,293	131
PT Multimedia Servicos de
Telecomunicacoes e
Multimedia SGPS SA	10,936	115
Sonae SGPS SA	80,058	110
Jeronimo Martins &
Filho, SGPS, SA	2,748	39

		3,259

Singapore (0.9%)
Singapore
Telecommunications Ltd.	812,980	1,332
United Overseas Bank Ltd.	137,504	1,155
DBS Group Holdings Ltd.	129,082	1,091
Oversea-Chinese
Banking Corp., Ltd.	129,650	890
Singapore Press Holdings Ltd.	180,250	458
Keppel Corp., Ltd.	62,000	458
Singapore Airlines Ltd.	64,751	429
City Developments Ltd.	85,000	377
Capitaland Ltd.	170,000	239
Venture Corp. Ltd.	24,000	227

Tax-Managed International Fund	Shares	Market Value^ (000)
Singapore Technologies
Engineering Ltd.	144,906	$208
ComfortDelgro Corp Ltd.	203,000	203
Singapore Land Ltd.	52,000	174
United Overseas Land Ltd.	128,000	173
Fraser & Neave Ltd.	18,130	168
Singapore Exchange Ltd.	129,000	161
Allgreen Properties Ltd.	209,000	143
Sembcorp Industries Ltd.	83,660	132
Keppel Land Ltd.	86,000	127
Jardine Cycle N Carriage Ltd.	14,037	110
SembCorp Marine Ltd.	68,000	106
Neptune Orient Lines Ltd.	47,000	105
Wing Tai Holdings Ltd.	169,000	99
*Oversea-Chinese Banking
Corp. Ltd. Rights
Exp. 7/7/2005	25,930	99
Noble Group Ltd.	105,000	90
Singapore Post Ltd.	137,000	81
*Chartered Semiconductor
Manufacturing Ltd.	90,398	70
Parkway Holdings Ltd.	63,000	70
SMRT Corp. Ltd.	100,000	70
*STATS ChipPAC Ltd.	96,000	68
Want Want Holdings Ltd.	46,000	58
Cosco Corp. Singapore Ltd.	45,000	51
Overseas Union Enterprise Ltd.	8,000	43
*Olam International Ltd.	74,000	38
Singapore Petroleum Co. Ltd.	13,000	38
Creative Technology Ltd.	4,450	29
Datacraft Asia Ltd.	25,000	28
SembCorp Logistics Ltd.	23,500	24
United Overseas Land Ltd.	13,750	19

		9,441

Spain (4.0%)
Telefonica SA	536,786	8,761
Banco Santander
Central Hispano SA	712,122	8,248
Banco Bilbao Vizcaya
Argentaria SA	402,882	6,193
Endesa SA	117,111	2,723
Repsol-YPF SA	107,081	2,719
Iberdrola SA	93,973	2,476
Banco Popular Espanol SA	109,385	1,320
Altadis SA	30,886	1,293
ACS, Actividades de
Contruccion y Servisios, SA	30,381	849
Industria de Diseno Textil SA	29,543	759
Union Fenosa SA	24,483	745
Abertis Infraestructuras SA	28,016	713
Gas Natural SDG SA	22,334	657
Grupo Ferrovial, SA	6,968	449
Metrovacesa SA	6,709	395
Cintra Concesiones de
Infraestructuras de
Transporte SA	31,300	367
Fomento de Construc y Contra SA	6,203	349
Amadeus Global Travel
Distribution SA	38,012	332
Antena 3 Television	15,140	303
Acciona SA	3,052	302
Sacyr Vallehermoso SA	12,350	291
Acerinox SA	19,684	268
Indra Sistemas, SA	13,384	265
Iberia (Linea Aerea Espana)	91,994	263
Inmobiliaria Colonial SA	4,881	260
Corporacion Mapfre SA	14,531	217
Telefonica Publicidad e
Informacion, SA	19,201	167
*Sogecable SA	4,512	160
Promotora de Informaciones SA	8,172	158
Gamesa Corporacion
Tecnologica, SA	10,939	148
Sociedad General de
Aguas de Barcelona SA	6,202	134
*NH Hoteles SA	8,543	117
*Zeltia SA	14,509	98
Ebro Puleva SA	4,336	77
*Metrovacesa SA Rights
Exp. 7/5/2005	6,709	36
*Sacyr Vallehermoso SA Rights
Exp. 7/12/2005	12,350	9

		42,621

Sweden (2.4%)
Telefonaktiebolaget LM
Ericsson AB Class B	1,805,215	5,762
Nordea Bank AB	253,174	2,295
Hennes & Mauritz AB B Shares	54,796	1,923
Svenska Handelsbanken
AB A Shares	59,370	1,210
TeliaSonera AB	242,847	1,156
Volvo AB B Shares	27,670	1,123
Sandvik AB	26,721	991
Skandinaviska Enskilda
Banken AB A Shares	56,724	942
Electrolux AB Series B	37,036	787
Svenska Cellulosa AB B Shares	24,410	780
Atlas Copco AB A Shares	38,757	612
Skandia Forsakrings AB	109,000	599
Securitas AB B Shares	32,140	535
Skanska AB B Shares	42,768	527
Swedish Match AB	41,331	469

Tax-Managed International Fund	Shares	Market Value^ (000)
Volvo AB A Shares	11,552	$454
Assa Abloy AB	32,600	418
SKF AB B Shares	39,480	402
Scania AB Class B	10,500	387
Atlas Copco AB Class B Shares	23,790	341
Eniro AB	29,600	336
Tele2 AB B Shares	35,838	336
Fabege AB	13,965	304
Castellum AB	7,357	299
Getinge AB B Shares	18,600	253
Gambro AB A Shares	18,600	248
*Modern Times Group AB	6,200	189
Svenskt Stal AB A Shares	7,317	168
Trelleborg AB B Shares	11,220	166
Holmen AB	6,096	164
Gambro AB B Shares	11,200	150
*Lundin Petroleum AB	16,000	137
*Elekta AB B Shares	3,200	133
Alfa Laval AB	9,000	130
Hoganas AB B Shares	4,800	129
*Capio AB	8,400	124
*Wihlborgs Fastigheter	4,640	113
*OMX AB	8,860	101
*SAS AB	9,375	81
Billerud Aktiebolag	6,500	78
WM-Data AB Class B	30,000	75
D. Carnegie & Co. AB	6,100	72
Oriflame Cosmetics SA	3,007	68
Axfood AB	2,650	66
*Telelogic AB	28,900	55
Svenskt Stal AB	2,322	51

		25,739

Switzerland (6.8%)
Novartis AG (Registered)	282,634	13,423
Nestle SA (Registered)	48,851	12,484
Roche Holdings AG	84,922	10,719
UBS AG (Registered)	127,105	9,912
Credit Suisse Group (Registered)	148,089	5,807
Zurich Financial Services AG	17,968	3,083
Swiss Re (Registered)	39,775	2,440
Cie. Financiere Richemont AG	60,780	2,039
*ABB Ltd.	222,445	1,440
Holcim Ltd. (Registered)	20,796	1,264
Syngenta AG	12,276	1,256
Swisscom AG	3,053	995
Adecco SA (Registered)	15,039	683
Synthes, Inc.	5,352	587
Givaudan SA	1,003	583
Swatch Group AG (Bearer)	4,132	579
Nobel Biocare Holding AG	2,622	531
Serono SA Class B	823	527
CIBA Specialty Chemicals
AG (Registered)	7,724	449
SGS Societe Generale de
Surveillance Holding SA
(Registered)	537	368
Clariant AG	26,421	350
PSP Swiss Property AG	7,187	312
*Logitech International SA	9,466	304
Geberit AG	406	260
Lonza AG (Registered)	4,428	245
Schindler Holding AG (Ptg. Ctf.)	616	222
*Unaxis Holding AG	1,606	220
Swatch Group AG (Registered)	7,181	205
Straumann Holding AG	906	189
Sulzer AG (Registered)	419	173
Phonak Holding AG	4,454	167
*Micronas Semiconductor
Holding AG	3,849	145
Kudelski SA	3,864	141
Rieter Holding AG	481	133
*Kuoni Reisen Holding AG
(Registered)	321	130
SIG Holding AG	364	82
*Valora Holding AG	345	78
UBS AG	741	58

		72,583

United Kingdom (25.0%)
BP PLC	2,519,572	26,214
HSBC Holdings PLC	1,355,094	21,558
Vodafone Group PLC	7,851,177	19,096
GlaxoSmithKline PLC	708,270	17,121
Royal Bank of Scotland
Group PLC	384,233	11,574
Shell Transport &
Trading Co. PLC	1,149,109	11,131
AstraZeneca Group PLC	198,148	8,173
Barclays PLC	784,765	7,782
HBOS PLC	477,933	7,351
Lloyds TSB Group PLC	681,720	5,760
Diageo PLC	367,973	5,415
Tesco PLC	936,039	5,335
BT Group PLC	1,047,624	4,316
Anglo American PLC	172,379	4,033
Rio Tinto PLC	130,325	3,970
BHP Billiton PLC	300,840	3,837
British American Tobacco PLC	196,700	3,790
National Grid Transco PLC	378,962	3,664
BG Group PLC	435,160	3,574
Unilever PLC	339,456	3,267
Aviva PLC	290,157	3,223
Cadbury Schweppes PLC	255,783	2,435

Tax-Managed International Fund	Shares	Market Value^ (000)
Imperial Tobacco Group PLC	85,389	$2,296
Reckitt Benckiser PLC	76,277	2,242
BAE Systems PLC	400,942	2,055
Prudential PLC	224,174	1,987
ScottishPower PLC	223,660	1,985
Scottish & Southern Energy PLC	107,528	1,947
GUS PLC	122,973	1,936
Centrica PLC	466,791	1,934
Legal & General Group PLC	774,253	1,590
SABMiller PLC	100,610	1,568
Reed Elsevier PLC	162,382	1,552
BAA PLC	135,974	1,507
Land Securities Group PLC	60,322	1,498
WPP Group PLC	140,006	1,435
Wolseley PLC	68,213	1,431
British Sky Broadcasting
Group PLC	145,740	1,371
Kingfisher PLC	299,740	1,316
Gallaher Group PLC	83,637	1,242
Marks & Spencer Group PLC	188,977	1,218
Reuters Group PLC	167,073	1,179
Smiths Group PLC	71,398	1,172
Smith & Nephew PLC	111,744	1,099
Carnival PLC	19,246	1,092
British Land Co., PLC	69,391	1,087
Pearson PLC	92,044	1,082
Rolls-Royce Group PLC	202,970	1,042
ITV PLC	469,848	1,032
BOC Group PLC	56,488	1,014
3i Group PLC	81,093	982
Boots Group PLC	85,010	926
Man Group PLC	35,689	922
Hilton Group PLC	179,542	918
J. Sainsbury PLC	163,213	832
Next PLC	30,346	818
Cable and Wireless PLC	305,741	814
Hanson Building Materials PLC	84,115	807
Friends Provident PLC	242,187	788
Scottish & Newcastle PLC	92,093	763
InterContinental Hotels Group PLC	60,368	760
United Utilities PLC	63,991	755
Severn Trent PLC	39,702	722
Enterprise Inns PLC	47,274	705
Dixons Group PLC	239,525	672
Hammerson PLC	40,838	650
International Power PLC	169,611	625
Imperial Chemical Industries PLC	136,743	622
Liberty International PLC	35,855	621
Yell Group PLC	81,595	621
Amvescap PLC	104,077	618
Exel PLC	40,667	617
The Sage Group PLC	149,252	597
Slough Estates PLC	63,518	591
Royal & Sun Alliance
Insurance Group PLC	390,909	585
Rentokil Initial PLC	201,209	576
BP PLC ADR	9,184	573
Compass Group PLC	134,361	563
Rexam PLC	63,394	546
Kelda Group PLC	43,527	544
Persimmon PLC	38,890	543
BPB PLC	57,201	541
William Hill PLC	55,533	535
GKN PLC	110,184	508
Capita Group PLC	75,979	500
Johnson Matthey PLC	25,336	483
The Peninsular & Oriental
Steam Navigation Co.	85,059	483
Whitbread PLC	28,146	479
Emap PLC	33,551	467
Alliance Unichem PLC	30,464	463
Group 4 Securicor PLC	176,225	463
Brambles Industries PLC	84,270	460
Punch Taverns PLC	33,678	441
Hays PLC	188,182	435
George Wimpey PLC	54,763	430
Tomkins PLC	88,948	416
Daily Mail and General Trust	34,989	411
Tate & Lyle PLC	47,308	404
ARM Holdings PLC	199,386	403
EMI Group PLC	87,724	398
Taylor Woodrow PLC	65,918	398
Signet Group PLC	199,530	388
IMI PLC	51,624	385
Trinity Mirror PLC	34,376	380
Bunzl PLC	38,808	360
Provident Financial PLC	27,873	358
*Corus Group PLC	477,923	357
Barratt Developments PLC	27,558	353
*British Airways PLC	73,564	345
Mitchells & Butlers PLC	57,342	344
Pilkington PLC	160,593	344
Travis Perkins PLC	10,998	342
Associated British Ports
Holdings PLC	38,367	338
United Utilities PLC Class A	56,521	333
ICAP PLC	59,933	318
Cobham PLC	12,055	305
Rank Group PLC	63,300	304
Inchape PLC	8,187	301
Cattles PLC	53,662	296
London Stock Exchange PLC	33,148	292

Tax-Managed International Fund	Shares	Market Value^ (000)
Kesa Electricals PLC	56,844	$284
United Business Media PLC	31,915	283
Balfour Beatty PLC	47,969	283
*The Berkeley Group Holdings	17,147	280
Bellway PLC	17,778	274
BBA Group PLC	48,282	267
LogicaCMG PLC	81,354	253
FirstGroup PLC	42,770	252
Misys PLC	59,036	251
Serco Group PLC	53,955	246
Great Portland Estates PLC	38,748	242
Meggitt PLC	46,047	233
National Express Group PLC	14,246	232
Schroders PLC	16,788	227
De La Rue Group PLC	31,190	226
Intertek Testing Services PLC	17,796	223
Aegis Group PLC	118,779	211
The Davis Service Group PLC	24,608	200
Amec PLC	33,458	197
Electrocomponents PLC	45,755	196
Close Brothers Group PLC	14,851	196
Arriva PLC	19,438	189
HMV Group PLC	44,537	188
Stagecoach Group PLC	84,745	179
MFI Furniture Group PLC	64,913	129
*Invensys PLC	654,733	123
*Cookson Group PLC	22,271	121
*Marconi Corp. PLC	22,273	121
Premier Farnell PLC	38,033	110
*Filtrona PLC	24,948	109
Britannic Group PLC	11,638	107
Isoft Group PLC	14,104	106
SSL International PLC	20,805	105
WPP Group PLC ADR	2,004	102
FKI PLC	58,917	102
First Choice Holidays PLC	28,420	97
ScottishPower PLC ADR	2,320	83
Bovis Homes Group PLC	5,748	73
Aggreko PLC	21,868	72

		268,937

TOTAL INVESTMENTS (100.0%)
(Cost $921,045)		1,074,563

OTHER ASSETS AND LIABILITIES (0.0%)
Other Assets--Note B		9,706
Liabilities		(9,865)

		(159)

NET ASSETS (100%)		$1,074,404

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR-American Depositary Receipt.
(Ptg. Ctf.)-Participating Certificates.

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:
Amount (000)
Paid-in Capital	$987,331
Undistributed Net Investment Income	17,967
Accumulated Net Realized Losses	(84,328)
Unrealized Appreciation (Deprecation)
Investment Securities	153,518
Foreign Currencies	(84)

NET ASSETS	$1,074,404

Investor Shares--Net Assets
Applicable to 90,724,706 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$922,593

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$10.17

Institutional Shares--Net Assets
Applicable to 14,915,636 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$151,811

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$10.18

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F872 082005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD TAX-MANAGED FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.